                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-4708
                                   ---------------------------------------------

                             SunAmerica Income Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

        Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
--------------------------------------------------------------------------------
     (Address of principal executive offices)                   (Zip code)

                                  John T. Genoy
                             Senior Vice President
                       SunAmerica Asset Management Corp.
                          Harborside Financial Center,
                                  3200 Plaza 5
                             Jersey City, NJ 07311
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: (201) 324-6414
                                                   -----------------------------

Date of fiscal year end: March 31
                        --------------------------

Date of reporting period:  September 30, 2011
                         -------------------------

Item 1. Reports to Stockholders

[PHOTO]




                                                        SEMI-ANNUAL REPORT 2011

SUNAMERICA
Income Funds

[LOGO]

        SEPTEMBER 30, 2011                                    SEMI-ANNUAL REPORT

SUNAMERICA INCOME FUNDS

SUNAMERICA U.S. GOVERNMENT SECURITIES FUND (SGTAX)

SUNAMERICA GNMA FUND (GNMAX)

SUNAMERICA STRATEGIC BOND FUND (SDIAX)

SUNAMERICA HIGH YIELD BOND FUND (SHNAX)

                        TABLE OF CONTENTS


        SHAREHOLDER LETTER..........................................  2
        EXPENSE EXAMPLE.............................................  4
        STATEMENT OF ASSETS AND LIABILITIES.........................  6
        STATEMENT OF OPERATIONS.....................................  8
        STATEMENT OF CHANGES IN NET ASSETS..........................  9
        FINANCIAL HIGHLIGHTS........................................ 11
        PORTFOLIO OF INVESTMENTS.................................... 15
        NOTES TO FINANCIAL STATEMENTS............................... 59
        APPROVAL OF ADVISORY AGREEMENTS............................. 73

        SHAREHOLDER LETTER -- (UNAUDITED)

Dear Shareholders,

We are pleased to present this semi-annual update for the SunAmerica Income Funds for the six months ended September 30, 2011 - a period wherein concerns about slowing global economic growth, U.S. fiscal challenges and European sovereign debt crises led to significant volatility and a flight to quality within the fixed income market. For the semi-annual period overall, the Barclays Capital U.S. Aggregate Bond Index*, a broad measure of the U.S. fixed income market, returned 6.20%.

The U.S. fixed income market performed well during the first months of the semi-annual period, supported by a softening economic picture and lower commodity prices. In the aftermath of the Japanese earthquake and tsunami, supply chain disruptions led to a decline in U.S. and global industrial production and manufacturing activity. U.S. unemployment data accelerated. Anxiety regarding European sovereign debt heightened. The yields on U.S. Treasuries moved lower across the yield curve, or spectrum of maturities. Remember, there is typically an inverse relationship between yields, or interest rates, and bond prices. Non-Treasury sectors generated mixed results. Residential mortgage-backed securities outperformed equivalent-duration U.S. Treasuries. Emerging market debt also outpaced the U.S. Treasury market during the second calendar quarter. On the other hand, commercial mortgage-backed securities and corporate bonds, both investment grade and high yield, underperformed equivalent-duration U.S. Treasuries.

During the third calendar quarter, risk appetite declined dramatically on a global basis. Investors fled to U.S. Treasuries as they sought a safe haven amidst increased concerns about the possibility of a Greek default and the potential implications for the rest of Europe. Also, U.S. economic data continued to disappoint, raising questions about the likelihood of another recession. Surveys of manufacturing activity slowed and the jobs market was static. Additionally, political gridlock over increasing the U.S. debt ceiling prompted concerns about the potential for a U.S. default and the possibility of a downgrade of the U.S.' AAA credit rating. Although U.S. policymakers eventually reached an agreement to raise the debt ceiling, the budget cuts agreed to were not enough to prevent Standard & Poor's from downgrading the U.S. to AA+. The unprecedented downgrade of U.S. sovereign debt kept investors defensive, and a sell-off in riskier sectors of the financial markets ensued.

In an effort to calm markets, the Federal Reserve Board (the "Fed") announced in August 2011 that it would maintain short-term interest rates near zero through at least mid-2013. It was the first time in history that the Fed had pegged its "exceptionally low" rates to a specific date. In September, the Fed announced a plan, popularly referred to as "Operation Twist," to purchase longer-term U.S. Treasury securities and mortgage-backed securities and sell shorter-term U.S. Treasury securities. Set to begin October 3, the Fed's intent in taking this unconventional step was to lower long-term interest rates and, in turn, to provide a catalyst for spending and investment in the U.S. economy. Internationally, the European Central Bank announced that it would begin buying Spanish and Italian government bonds.

By the end of the third calendar quarter, the yield on the 10-year U.S. Treasury had fallen to 1.92%, a decline of more than 150 basis points since the start of the semi-annual period. (A basis point is 1/100th of a percentage point.) The major non-Treasury fixed income sectors, including residential and commercial mortgage-backed securities and investment grade and high yield corporate bonds, underperformed U.S. Treasuries during the third calendar quarter. The emerging markets debt sector also lagged U.S. Treasuries in the third calendar quarter.

Against this backdrop, the SunAmerica Income Funds that focus on U.S. government securities and U.S. agency mortgage-backed securities-U.S. Government Securities Fund and GNMA Fund, respectively-generated positive absolute returns during the semi-annual period. The SunAmerica Income Funds not focused on U.S. government-related fixed income sectors-High Yield Bond Fund and Strategic Bond Fund-posted negative absolute returns for the same time frame. On the following pages, you will find detailed financial statements and portfolio information for each of the SunAmerica Income Funds.

We thank you for being a part of the SunAmerica Income Funds. As we continue to actively manage your assets, we value your ongoing confidence in us and look forward to serving your investment needs in the future. As always, if you have any questions regarding your investments, please contact your financial adviser or get in touch with us directly at 800-858-8850 or www.sunamericafunds.com.

Sincerely,

THE SUNAMERICA INCOME FUNDS INVESTMENT PROFESSIONALS

Michael Cheah              Robert Vanden Assem        Christopher Jones




--------
Past performance is no guarantee of future results.

* The Barclays Capital U.S. Aggregate Bond Index represents securities that are SEC-registered, taxable and dollar denominated. The index covers the U.S. investment-grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities. Indices are not managed and an investor cannot invest directly in an index.

        SUNAMERICA INCOME FUNDS
        EXPENSE EXAMPLE -- SEPTEMBER 30, 2011 -- (UNAUDITED)

DISCLOSURE OF PORTFOLIO EXPENSES IN SHAREHOLDER REPORTS

As a shareholder of a fund (each, a "Fund" and collectively the "Funds") in the SunAmerica Income Funds (the "Trust"), you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges and (2) ongoing costs, including management fees, distribution and service fees and other Fund expenses. The example set forth below is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at April 1, 2011 and held until September 30, 2011.

ACTUAL EXPENSES

The "Actual" section of the table provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled "Expenses Paid During the Six Months Ended September 30, 2011" to estimate the expenses you paid on your account during this period. The "Expenses Paid During the Six Months Ended September 30, 2011" column does not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Six Months Ended September 30, 2011" column does not include administrative fees that may apply to qualified retirement plan accounts. See the Trust's prospectus, your retirement plan document and/or materials from your financial adviser for a full description of these fees. Had these fees been included, the "Expenses Paid During the Six Months Ended September 30, 2011" column would have been higher and the "Ending Account Value" would have been lower.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The "Hypothetical" section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The "Expenses Paid During the Six Months Ended September 30, 2011" column does not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Six Months Ended September 30, 2011" column does not include administrative fees that may apply to qualified retirement plan accounts. See the Fund's prospectus, your retirement plan document and/or materials from your financial adviser for a full description of these fees. Had these fees been included, the "Expenses Paid During the Six Months Ended September 30, 2011" column would have been higher and the "Ending Account Value" would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, including sales charges on purchase payments, contingent deferred sales charges, small account fees and administrative fees, if applicable to your account. Please refer to the Fund's prospectus, your retirement plan document and/or material from your financial adviser, for more information. Therefore, the "Hypothetical" example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs and other fees were included, your costs would have been higher.

        SUNAMERICA INCOME FUNDS
        EXPENSE EXAMPLE -- SEPTEMBER 30, 2011 -- (UNAUDITED) (CONTINUED)


                                              ACTUAL                                  HYPOTHETICAL
                            ------------------------------------------ ------------------------------------------
                                                                                     ENDING ACCOUNT
                                          ENDING ACCOUNT EXPENSES PAID                VALUE USING   EXPENSES PAID
                                           VALUE USING    DURING THE                 A HYPOTHETICAL  DURING THE      EXPENSE
                              BEGINNING       ACTUAL      SIX MONTHS     BEGINNING     5% ASSUMED    SIX MONTHS       RATIO
                            ACCOUNT VALUE   RETURN AT        ENDED     ACCOUNT VALUE   RETURN AT        ENDED         AS OF
                             AT APRIL 1,  SEPTEMBER 30,  SEPTEMBER 30,  AT APRIL 1,  SEPTEMBER 30,  SEPTEMBER 30, SEPTEMBER 30,
FUND                            2011           2011          2011          2011           2011          2011*         2011
----                        ------------- -------------- ------------- ------------- -------------- ------------- -------------
U.S. GOVERNMENT SECURITIES
  Class A#.................   $1,000.00     $1,085.63        $5.16       $1,000.00     $1,020.05       $ 5.00         0.99%
  Class B#.................   $1,000.00     $1,083.19        $8.54       $1,000.00     $1,016.80       $ 8.27         1.64%
  Class C#.................   $1,000.00     $1,083.27        $8.54       $1,000.00     $1,016.80       $ 8.27         1.64%
GNMA
  Class A#.................   $1,000.00     $1,055.21        $5.09       $1,000.00     $1,020.05       $ 5.00         0.99%
  Class B#.................   $1,000.00     $1,051.69        $8.41       $1,000.00     $1,016.80       $ 8.27         1.64%
  Class C#.................   $1,000.00     $1,051.65        $8.41       $1,000.00     $1,016.80       $ 8.27         1.64%
STRATEGIC BOND
  Class A..................   $1,000.00     $  980.74        $6.49       $1,000.00     $1,018.45       $ 6.61         1.31%
  Class B..................   $1,000.00     $  977.42        $9.84       $1,000.00     $1,015.05       $10.02         1.99%
  Class C..................   $1,000.00     $  974.87        $9.73       $1,000.00     $1,015.15       $ 9.92         1.97%
HIGH YIELD BOND
  Class A#.................   $1,000.00     $  944.50        $6.61       $1,000.00     $1,018.20       $ 6.86         1.36%
  Class B#.................   $1,000.00     $  941.67        $9.76       $1,000.00     $1,014.95       $10.13         2.01%
  Class C#.................   $1,000.00     $  939.25        $9.74       $1,000.00     $1,014.95       $10.13         2.01%

--------
* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 183 days divided by 366 days. These ratios do not reflect transaction costs, including sales charges on purchase payments, contingent deferred sales charges, small account fees and administrative fees, if applicable to your account. Please refer to your prospectus, your retirement plan documents and/or materials from your financial adviser for more information.
# During the stated period, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Funds. As a result, if these fees and expenses had not been waived or assumed, the "Actual/Hypothetical Ending Account Value" would have been lower and the "Actual/Hypothetical Expenses Paid During the Six Months Ended September 30, 2011" and the "Expenses Ratios" would have been higher.

        SUNAMERICA INCOME FUNDS
        STATEMENT OF ASSETS AND LIABILITIES -- SEPTEMBER 30, 2011 -- (UNAUDITED)

                                                                         STRATEGIC    HIGH YIELD
                                         U.S. GOVERNMENT     GNMA          BOND          BOND
                                         SECURITIES FUND     FUND          FUND          FUND
                                         --------------- ------------  ------------  ------------
ASSETS:
Investments at value (unaffiliated)*....  $150,895,655   $322,677,659  $531,638,865  $106,814,291
Repurchase agreements (cost
 approximates value)....................     1,060,000      3,276,000    10,213,000     1,295,000
                                          ------------   ------------  ------------  ------------
 Total investments......................   151,955,655    325,953,659   541,851,865   108,109,291
                                          ------------   ------------  ------------  ------------
Cash....................................           574            194        84,878        27,447
Foreign cash*...........................            --             --     1,222,465            --
Receivable for:
 Shares of beneficial interest sold.....       153,392      9,380,221     1,465,828       128,649
 Dividends and interest.................       584,399      1,093,481     8,576,794     2,295,892
 Investments sold.......................            --             --     9,070,766       580,903
Prepaid expenses and other assets.......         1,986          1,984         2,255         1,984
Due from investment adviser for expense
 reimbursements/fee waivers.............        49,460         40,997            --        19,661
                                          ------------   ------------  ------------  ------------
Total assets............................   152,745,466    336,470,536   562,274,851   111,163,827
                                          ------------   ------------  ------------  ------------
LIABILITIES:
Payable for:
 Shares of beneficial interest redeemed.        51,178        206,111       827,988       404,406
 Investments purchased..................            --             --     5,863,138       589,462
 Investment advisory and management fees        80,628        124,812       292,276        69,484
 Distribution and service maintenance
   fees.................................        53,779        136,932       321,438        58,083
 Transfer agent fees and expenses.......        35,955         74,853       113,700        29,342
 Trustees' fees and expenses............        13,495          8,378         8,914         6,059
 Other accrued expenses.................        80,873         92,473       176,193       157,580
 Dividends payable......................        22,252        117,593       778,143       208,837
                                          ------------   ------------  ------------  ------------
Total liabilities.......................       338,160        761,152     8,381,790     1,523,253
                                          ------------   ------------  ------------  ------------
NET ASSETS..............................  $152,407,306   $335,709,384  $553,893,061  $109,640,574
                                          ============   ============  ============  ============
NET ASSETS REPRESENTED BY:
Shares of beneficial interest, $0.01....  $    149,228   $    278,889  $  1,671,495  $    341,924
Paid-in capital.........................   139,401,085    312,624,626   642,347,288   181,273,656
                                          ------------   ------------  ------------  ------------
                                           139,550,313    312,903,515   644,018,783   181,615,580
Accumulated undistributed net
 investment income (loss)...............       455,859       (985,986)     (189,082)       66,581
Accumulated undistributed net realized
 gain (loss) on investments, futures
 contracts, options contracts,
 securities sold short and foreign
 exchange transactions..................       265,571     12,023,132   (67,609,731)  (55,896,109)
Unrealized appreciation (depreciation)
 on investments.........................    12,135,563     11,768,723   (22,161,371)  (16,145,478)
Unrealized appreciation (depreciation)
 on foreign exchange transactions.......            --             --      (165,538)           --
                                          ------------   ------------  ------------  ------------
NET ASSETS..............................  $152,407,306   $335,709,384  $553,893,061  $109,640,574
                                          ============   ============  ============  ============
*Cost
 Investments (unaffiliated).............  $138,760,092   $310,908,936  $553,800,236  $122,959,769
                                          ============   ============  ============  ============
 Foreign cash...........................  $         --   $         --  $  1,345,302  $         --
                                          ============   ============  ============  ============

See Notes to Financial Statements

        SUNAMERICA INCOME FUNDS
        STATEMENT OF ASSETS AND LIABILITIES -- SEPTEMBER 30, 2011 -- (UNAUDITED) (CONTINUED)

                                                                       STRATEGIC   HIGH YIELD
                                         U.S. GOVERNMENT     GNMA        BOND         BOND
                                         SECURITIES FUND     FUND        FUND         FUND
                                         --------------- ------------ ------------ -----------
CLASS A (UNLIMITED SHARES AUTHORIZED):
Net assets..............................  $132,536,094   $256,645,421 $261,109,230 $62,899,293
Shares of beneficial interest issued
 and outstanding........................    12,976,353     21,339,245   78,930,029  19,655,453
Net asset value and redemption price
 per share (excluding any applicable
 contingent deferred sales charge)......  $      10.21   $      12.03 $       3.31 $      3.20
Maximum sales charge (4.75% of offering
 price).................................  $       0.51   $       0.60 $       0.17 $      0.16
                                          ------------   ------------ ------------ -----------
Maximum offering price to public........  $      10.72   $      12.63 $       3.48 $      3.36
                                          ============   ============ ============ ===========
CLASS B (UNLIMITED SHARES AUTHORIZED):
Net assets..............................  $  4,976,538   $ 15,810,249 $ 49,542,899 $12,633,319
Shares of beneficial interest issued
 and outstanding........................       487,073      1,311,022   14,979,583   3,940,881
Net asset value, offering and
 redemption price per share (excluding
 any applicable contingent deferred
 sales charge)..........................  $      10.22   $      12.06 $       3.31 $      3.21
                                          ============   ============ ============ ===========
CLASS C (UNLIMITED SHARES AUTHORIZED):
Net assets..............................  $ 14,894,674   $ 63,253,714 $243,240,932 $34,107,962
Shares of beneficial interest issued
 and outstanding........................     1,459,356      5,238,601   73,239,844  10,596,116
Net asset value, offering and
 redemption price per share (excluding
 any applicable contingent deferred
 sales charge)..........................  $      10.21   $      12.07 $       3.32 $      3.22
                                          ============   ============ ============ ===========

See Notes to Financial Statements

        SUNAMERICA INCOME FUNDS
        STATEMENT OF OPERATIONS -- FOR THE PERIOD ENDED SEPTEMBER 30, 2011 -- (UNAUDITED)

                                                                         STRATEGIC    HIGH YIELD
                                          U.S. GOVERNMENT     GNMA         BOND          BOND
                                          SECURITIES FUND     FUND         FUND          FUND
                                          --------------- -----------  ------------  ------------
INVESTMENT INCOME:
 Dividends (unaffiliated)................   $        --   $        --  $    229,129  $    121,751
 Interest (unaffiliated).................     2,191,179     5,269,305    17,974,110     5,994,565
                                            -----------   -----------  ------------  ------------
   Total investment income*..............     2,191,179     5,269,305    18,203,239     6,116,316
                                            -----------   -----------  ------------  ------------
EXPENSES:
 Investment advisory and management fees.       516,154       756,995     1,796,167       478,631
 Distribution and service maintenance
   fees:
   Class A...............................       245,214       437,109       467,197       130,813
   Class B...............................        26,109        85,316       258,588        72,273
   Class C...............................        67,362       306,348     1,254,343       192,149
 Transfer agent fees and expenses:
   Class A...............................       167,817       286,712       305,826        90,008
   Class B...............................         7,309        21,298        60,531        17,754
   Class C...............................        16,454        71,136       283,102        44,776
 Registration fees:
   Class A...............................        13,337         9,378        12,297        15,856
   Class B...............................         6,135         7,532         8,788         7,423
   Class C...............................         7,367        10,241        18,565        11,011
 Custodian and accounting fees...........        39,335        70,692       133,233        31,249
 Reports to shareholders.................        15,781        15,660        54,002        12,142
 Audit and tax fees......................        21,890        21,473        24,746        27,502
 Legal fees..............................         3,278         5,968        11,868        19,036
 Directors' fees and expenses............         8,957        17,596        29,540         7,211
 Interest expense........................            --         1,215         2,269            --
 Other expenses..........................         8,545        11,027        13,920         8,199
                                            -----------   -----------  ------------  ------------
   Total expenses before fee waivers,
    expense reimbursements, expense
    recoupments and custody credits......     1,171,044     2,135,696     4,734,982     1,166,033
   Net (fees waived and expenses
    reimbursed)/ recouped by investment
    advisor (Note 3).....................      (324,141)     (256,520)           --      (126,219)
   Custody credits earned on cash
    balances.............................            (5)         (454)          (72)          (24)
                                            -----------   -----------  ------------  ------------
   Net expenses..........................       846,898     1,878,722     4,734,910     1,039,790
                                            -----------   -----------  ------------  ------------
Net investment income (loss).............     1,344,281     3,390,583    13,468,329     5,076,526
                                            -----------   -----------  ------------  ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments
 (unaffiliated)..........................     3,046,141    15,958,378     5,095,762    (1,002,229)
Net realized foreign exchange gain
 (loss) on other assets and liabilities..            --            --       808,121            --
Net realized gain (loss) on disposal of
 investments in violation of investment
 restrictions (Note 3)...................        29,856            --            --            --
                                            -----------   -----------  ------------  ------------
Net realized gain (loss) on investments
 and foreign currencies..................     3,075,997    15,958,378     5,903,883    (1,002,229)
                                            -----------   -----------  ------------  ------------
Change in unrealized appreciation
 (depreciation) on investments
 (unaffiliated)..........................     8,663,146    (1,929,544)  (32,291,305)  (11,076,367)
Change in unrealized foreign exchange
 gain (loss) on other assets and
 liabilities.............................            --            --      (214,195)           --
                                            -----------   -----------  ------------  ------------
Net unrealized gain (loss) on
 investments and foreign currencies......     8,663,146    (1,929,544)  (32,505,500)  (11,076,367)
                                            -----------   -----------  ------------  ------------
Net realized and unrealized gain (loss)
 on investments and foreign currencies...    11,739,143    14,028,834   (26,601,617)  (12,078,596)
                                            -----------   -----------  ------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS...............   $13,083,424   $17,419,417  $(13,133,288) $ (7,002,070)
                                            ===========   ===========  ============  ============
* Net of foreign withholding taxes on
 interest and dividends of...............   $        --   $        --  $     19,874  $      1,676
                                            ===========   ===========  ============  ============

See Notes to Financial Statements

        SUNAMERICA INCOME FUNDS
        STATEMENT OF CHANGES IN NET ASSETS

                                                                                            U.S. GOVERNMENT SECURITIES FUND
                                                                                          --------------------------------
                                                                                             FOR THE
                                                                                           SIX MONTHS
                                                                                              ENDED        FOR THE YEAR
                                                                                          SEPTEMBER 30,       ENDED
                                                                                              2011          MARCH 31,
                                                                                           (UNAUDITED)         2011
                                                                                          -------------    ------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net investment income (loss)........................................................... $  1,344,281     $  3,099,671
  Net realized gain (loss) on investments and foreign currencies.........................    3,075,997          446,807
  Net unrealized gain (loss) on investments and foreign currencies.......................    8,663,146        2,243,379
                                                                                          ------------      ------------
Net increase (decrease) in net assets resulting from operations..........................   13,083,424        5,789,857
                                                                                          ------------      ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income (Class A)........................................................   (1,572,079)      (2,888,602)
  Net investment income (Class B)........................................................      (41,753)         (85,980)
  Net investment income (Class C)........................................................     (106,229)        (168,004)
  Net realized gain on securities (Class A)..............................................           --       (2,608,061)
  Net realized gain on securities (Class B)..............................................           --         (124,871)
  Net realized gain on securities (Class C)..............................................           --         (240,562)
                                                                                          ------------      ------------
Total distributions to shareholders......................................................   (1,720,061)      (6,116,080)
                                                                                          ------------      ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS (NOTE 6).  (21,805,895)     (19,323,444)
                                                                                          ------------      ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS..................................................  (10,442,532)     (19,649,667)

NET ASSETS:
Beginning of period......................................................................  162,849,838      182,499,505
                                                                                          ------------      ------------
End of period+........................................................................... $152,407,306     $162,849,838
                                                                                          ============      ============
--------
+ Includes accumulated undistributed net investment income (loss)........................ $    455,859     $    831,639
                                                                                          ============      ============

                                                                                                   GNMA FUND
                                                                                          --------------------------
                                                                                             FOR THE
                                                                                           SIX MONTHS
                                                                                              ENDED     FOR THE YEAR
                                                                                          SEPTEMBER 30,    ENDED
                                                                                              2011       MARCH 31,
                                                                                           (UNAUDITED)      2011
                                                                                          ------------- ------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net investment income (loss)........................................................... $  3,390,583  $  8,880,477
  Net realized gain (loss) on investments and foreign currencies.........................   15,958,378     5,684,220
  Net unrealized gain (loss) on investments and foreign currencies.......................   (1,929,544)    1,843,772
                                                                                          ------------  ------------
Net increase (decrease) in net assets resulting from operations..........................   17,419,417    16,408,469
                                                                                          ------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income (Class A)........................................................   (3,468,742)   (8,232,111)
  Net investment income (Class B)........................................................     (185,365)     (618,229)
  Net investment income (Class C)........................................................     (651,532)   (1,701,181)
  Net realized gain on securities (Class A)..............................................           --    (7,942,239)
  Net realized gain on securities (Class B)..............................................           --      (708,768)
  Net realized gain on securities (Class C)..............................................           --    (2,088,904)
                                                                                          ------------  ------------
Total distributions to shareholders......................................................   (4,305,639)  (21,291,432)
                                                                                          ------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS (NOTE 6).   (1,808,213)  (66,140,497)
                                                                                          ------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS..................................................   11,305,565   (71,023,460)

NET ASSETS:
Beginning of period......................................................................  324,403,819   395,427,279
                                                                                          ------------  ------------
End of period+........................................................................... $335,709,384  $324,403,819
                                                                                          ============  ============
--------
+ Includes accumulated undistributed net investment income (loss)........................ $   (985,986) $    (70,930)
                                                                                          ============  ============

See Notes to Financial Statements

        SUNAMERICA INCOME FUNDS
        STATEMENT OF CHANGES IN NET ASSETS -- (CONTINUED)


                                             STRATEGIC BOND FUND        HIGH YIELD BOND FUND
                                         --------------------------  --------------------------
                                            FOR THE                     FOR THE
                                          SIX MONTHS                  SIX MONTHS
                                             ENDED     FOR THE YEAR      ENDED     FOR THE YEAR
                                         SEPTEMBER 30,    ENDED      SEPTEMBER 30,    ENDED
                                             2011       MARCH 31,        2011       MARCH 31,
                                          (UNAUDITED)      2011       (UNAUDITED)      2011
                                         ------------- ------------  ------------- ------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
 Net investment income (loss)........... $ 13,468,329  $ 29,300,334  $  5,076,526  $  9,759,703
 Net realized gain (loss) on
   investments and foreign currencies...    5,903,883    26,385,155    (1,002,229)    5,130,608
 Net unrealized gain (loss) on
   investments and foreign currencies...  (32,505,500)      474,496   (11,076,367)      841,499
                                         ------------  ------------  ------------  ------------
Net increase (decrease) in net assets
 resulting from operations..............  (13,133,288)   56,159,985    (7,002,070)   15,731,810
                                         ------------  ------------  ------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income (Class A)........   (6,628,219)  (15,979,693)   (2,420,521)   (6,153,999)
 Net investment income (Class B)........   (1,107,873)   (2,838,945)     (421,286)   (1,260,941)
 Net investment income (Class C)........   (5,410,343)  (14,059,880)   (1,119,381)   (3,016,895)
 Net realized gain on securities
   (Class A)............................           --            --            --            --
 Net realized gain on securities
   (Class B)............................           --            --            --            --
 Net realized gain on securities
   (Class C)............................           --            --            --            --
                                         ------------  ------------  ------------  ------------
Total distributions to shareholders.....  (13,146,435)  (32,878,518)   (3,961,188)  (10,431,835)
                                         ------------  ------------  ------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM CAPITAL SHARE
 TRANSACTIONS (NOTE 6)..................   22,415,518   (59,848,061)  (10,670,900)  (16,112,039)
                                         ------------  ------------  ------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS.   (3,864,205)  (36,566,594)  (21,634,158)  (10,812,064)

NET ASSETS:
Beginning of period.....................  557,757,266   594,323,860   131,274,732   142,086,796
                                         ------------  ------------  ------------  ------------
End of period+.......................... $553,893,061  $557,757,266  $109,640,574  $131,274,732
                                         ============  ============  ============  ============
--------
+ Includes accumulated undistributed
 net investment income (loss)........... $   (189,082) $   (510,976) $     66,581  $ (1,048,757)
                                         ============  ============  ============  ============

See Notes to Financial Statements

        SUNAMERICA INCOME FUNDS
        FINANCIAL HIGHLIGHTS

                                                            U.S. GOVERNMENT SECURITIES FUND
                                                            -------------------------------
                                NET GAIN
                                (LOSS) ON
             NET               INVESTMENTS                       DISTRIBUTIONS          NET                 NET
            ASSET                 (BOTH               DIVIDENDS    FROM NET            ASSET              ASSETS,    RATIO OF
           VALUE,      NET      REALIZED   TOTAL FROM  FROM NET    REALIZED     TOTAL  VALUE,             END OF     EXPENSES
 PERIOD   BEGINNING INVESTMENT     AND     INVESTMENT INVESTMENT   GAINS ON    DISTRI- END OF   TOTAL     PERIOD    TO AVERAGE
 ENDED    OF PERIOD INCOME(1)  UNREALIZED) OPERATIONS   INCOME    INVESTMENTS  BUTIONS PERIOD RETURN(2)   (000'S)  NET ASSETS(3)
--------- --------- ---------- ----------- ---------- ---------- ------------- ------- ------ ---------   -------- -------------
                                                                        CLASS A
                                                                        -------
03/31/07   $ 9.16     $0.37      $ 0.10      $ 0.47     $(0.39)     $   --     $(0.39) $ 9.24    5.25%    $152,239     0.99%
03/31/08     9.24      0.35        0.46        0.81      (0.37)         --      (0.37)   9.68    9.03      191,057     0.99
03/31/09     9.68      0.26        0.36        0.62      (0.28)         --      (0.28)  10.02    6.52      178,963     0.99
03/31/10    10.02      0.21       (0.28)      (0.07)     (0.21)      (0.19)     (0.40)   9.55   (0.75)(4)  159,028     0.99
03/31/11     9.55      0.17        0.13        0.30      (0.18)      (0.16)     (0.34)   9.51    3.12      143,978     0.99
09/30/11+    9.51      0.09        0.72        0.81      (0.11)         --      (0.11)  10.21    8.56(6)   132,536     0.99(5)
                                                                        CLASS B
                                                                        -------
03/31/07   $ 9.16     $0.32      $ 0.09      $ 0.41     $(0.33)     $   --     $(0.33) $ 9.24    4.57%    $ 14,716     1.64%
03/31/08     9.24      0.30        0.45        0.75      (0.31)         --      (0.31)   9.68    8.33       15,354     1.64
03/31/09     9.68      0.20        0.35        0.55      (0.21)         --      (0.21)  10.02    5.83       15,803     1.64
03/31/10    10.02      0.16       (0.29)      (0.13)     (0.14)      (0.19)     (0.33)   9.56   (1.29)(4)    8,578     1.64
03/31/11     9.56      0.11        0.11        0.22      (0.11)      (0.16)     (0.27)   9.51    2.35        5,710     1.64
09/30/11+    9.51      0.06        0.73        0.79      (0.08)         --      (0.08)  10.22    8.32(6)     4,977     1.64(5)
                                                                        CLASS C
                                                                        -------
03/31/07   $ 9.15     $0.31      $ 0.10      $ 0.41     $(0.33)     $   --     $(0.33) $ 9.23    4.57%    $  9,881     1.64%
03/31/08     9.23      0.29        0.46        0.75      (0.31)         --      (0.31)   9.67    8.34       16,997     1.64
03/31/09     9.67      0.20        0.35        0.55      (0.21)         --      (0.21)  10.01    5.83       20,094     1.64
03/31/10    10.01      0.15       (0.28)      (0.13)     (0.14)      (0.19)     (0.33)   9.55   (1.30)(4)   14,894     1.64
03/31/11     9.55      0.11        0.11        0.22      (0.11)      (0.16)     (0.27)   9.50    2.35       13,161     1.64
09/30/11+    9.50      0.05        0.74        0.79      (0.08)         --      (0.08)  10.21    8.33(6)    14,895     1.64(5)



    RATIO
   OF NET
 INVESTMENT
  INCOME TO
   AVERAGE    PORTFOLIO
NET ASSETS(3) TURNOVER
------------- ---------


    4.05%        243%
    3.83         343
    2.73          84
    2.17         472
    1.77         254
    1.77(5)       95


    3.40%        243%
    3.20         343
    2.08          84
    1.59         472
    1.10         254
    1.13(5)       95


    3.40%        243%
    3.14         343
    2.05          84
    1.55         472
    1.12         254
    1.11(5)       95

--------
+  Unaudited
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load, but does include expense reimbursements.
(3)Net of the following expense reimbursements, if applicable (based on average net assets):

                                         03/31/07 03/31/08 03/31/09 03/31/10 03/31/11 09/30/11(+)(5)
                                         -------- -------- -------- -------- -------- --------------
U.S. Government Securities Fund Class A.   0.38%    0.39%    0.35%    0.38%    0.37%       0.39%
U.S. Government Securities Fund Class B.   0.43     0.48     0.40     0.50     0.53        0.65
U.S. Government Securities Fund Class C.   0.43     0.50     0.40     0.44     0.44        0.49

(4)The Fund's performance figure was increased by less than 0.01% from reimbursements for losses realized from a violation of an investment restriction.
(5)Annualized
(6)The Fund's performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions. (Note 3)

See Notes to Financial Statements

        SUNAMERICA INCOME FUNDS
        FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                                      GNMA FUND
                                                                      ---------
                                NET GAIN
                                (LOSS) ON
             NET               INVESTMENTS                       DISTRIBUTIONS          NET               NET
            ASSET                 (BOTH               DIVIDENDS    FROM NET            ASSET            ASSETS,    RATIO OF
           VALUE,      NET      REALIZED   TOTAL FROM  FROM NET    REALIZED     TOTAL  VALUE,           END OF     EXPENSES
 PERIOD   BEGINNING INVESTMENT     AND     INVESTMENT INVESTMENT   GAINS ON    DISTRI- END OF   TOTAL   PERIOD    TO AVERAGE
 ENDED    OF PERIOD INCOME(1)  UNREALIZED) OPERATIONS   INCOME    INVESTMENTS  BUTIONS PERIOD RETURN(2) (000'S)  NET ASSETS(3)
--------- --------- ---------- ----------- ---------- ---------- ------------- ------- ------ --------- -------- -------------
                                                                       CLASS A
                                                                       -------
03/31/07   $11.00     $0.46       $0.10      $0.56      $(0.48)     $   --     $(0.48) $11.08   5.23%   $310,508     0.99%
03/31/08    11.08      0.46        0.48       0.94       (0.49)         --      (0.49)  11.53   8.69     330,202     0.99
03/31/09    11.53      0.37        0.41       0.78       (0.42)      (0.11)     (0.53)  11.78   6.98     346,091     0.99
03/31/10    11.78      0.27        0.14       0.41       (0.29)      (0.18)     (0.47)  11.72   3.55     290,728     0.99
03/31/11    11.72      0.31        0.24       0.55       (0.36)      (0.35)     (0.71)  11.56   4.79     243,801     0.99
09/30/11+   11.56      0.13        0.51       0.64       (0.17)         --      (0.17)  12.03   5.52     256,645     0.99(4)
                                                                       CLASS B
                                                                       -------
03/31/07   $11.02     $0.39       $0.11      $0.50      $(0.41)     $   --     $(0.41) $11.11   4.64%   $ 57,224     1.64%
03/31/08    11.11      0.40        0.47       0.87       (0.42)         --      (0.42)  11.56   7.98      46,389     1.64
03/31/09    11.56      0.31        0.40       0.71       (0.35)      (0.11)     (0.46)  11.81   6.28      44,467     1.64
03/31/10    11.81      0.20        0.13       0.33       (0.21)      (0.18)     (0.39)  11.75   2.88      31,715     1.64
03/31/11    11.75      0.23        0.25       0.48       (0.29)      (0.35)     (0.64)  11.59   4.11      19,293     1.64
09/30/11+   11.59      0.10        0.50       0.60       (0.13)         --      (0.13)  12.06   5.17      15,810     1.64(4)
                                                                       CLASS C
                                                                       -------
03/31/07   $11.04     $0.40       $0.10      $0.50      $(0.41)     $   --     $(0.41) $11.13   4.64%   $ 30,606     1.64%
03/31/08    11.13      0.39        0.47       0.86       (0.42)         --      (0.42)  11.57   7.88      35,599     1.64
03/31/09    11.57      0.28        0.43       0.71       (0.35)      (0.11)     (0.46)  11.82   6.27      75,943     1.64
03/31/10    11.82      0.19        0.15       0.34       (0.21)      (0.18)     (0.39)  11.77   2.96      72,985     1.64
03/31/11    11.77      0.23        0.24       0.47       (0.29)      (0.35)     (0.64)  11.60   4.02      61,310     1.64
09/30/11+   11.60      0.09        0.51       0.60       (0.13)         --      (0.13)  12.07   5.17      63,254     1.64(4)



    RATIO
   OF NET
 INVESTMENT
  INCOME TO
   AVERAGE    PORTFOLIO
NET ASSETS(3) TURNOVER
------------- ---------


    4.19%        142%
    4.15         354
    3.32          73
    2.28         104
    2.59         148
    2.22(4)       41


    3.53%        142%
    3.52         354
    2.67          73
    1.63         104
    1.89         148
    1.61(4)       41


    3.53%        142%
    3.49         354
    2.55          73
    1.63         104
    1.94         148
    1.58(4)       41

--------
+  Unaudited
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load, but does include expense reimbursements.
(3)Net of the following expense reimbursements, if applicable (based on average net assets):

                               03/31/07 03/31/08 03/31/09 03/31/10 03/31/11 09/30/11+(4)
                               -------- -------- -------- -------- -------- ------------
GNMA Fund Class A.............   0.15%    0.15%    0.13%    0.15%    0.15%      0.15%
GNMA Fund Class B.............   0.18     0.19     0.15     0.19     0.21       0.25
GNMA Fund Class C.............   0.17     0.22     0.15     0.16     0.17       0.17

(4)Annualized

See Notes to Financial Statements

        SUNAMERICA INCOME FUNDS
        FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                                STRATEGIC BOND FUND
                                                                -------------------
                                NET GAIN
                                (LOSS) ON
             NET               INVESTMENTS                       DISTRIBUTIONS           NET               NET
            ASSET                 (BOTH               DIVIDENDS    FROM NET             ASSET            ASSETS,   RATIO OF
           VALUE,      NET      REALIZED   TOTAL FROM  FROM NET    REALIZED     TOTAL  VALUE,            END OF    EXPENSE
 PERIOD   BEGINNING INVESTMENT     AND     INVESTMENT INVESTMENT   GAINS ON    DISTRI- END OF    TOTAL   PERIOD   TO AVERAGE
 ENDED    OF PERIOD INCOME(1)  UNREALIZED) OPERATIONS   INCOME    INVESTMENTS  BUTIONS PERIOD+ RETURN(2) (000'S)  NET ASSETS
--------- --------- ---------- ----------- ---------- ---------- ------------- ------- ------- --------- -------- ----------
                                                                      CLASS A
                                                                      -------
03/31/07    $3.53     $0.16      $ 0.12      $ 0.28     $(0.18)       $--      $(0.18)  $3.63     8.07%  $453,893    1.31%(3)
03/31/08     3.63      0.19       (0.11)       0.08      (0.21)        --       (0.21)   3.50     2.29    483,820    1.28(3)
03/31/09     3.50      0.21       (0.71)      (0.50)     (0.27)        --       (0.27)   2.73   (14.67)   227,601    1.31
03/31/10     2.73      0.19        0.62        0.81      (0.21)        --       (0.21)   3.33    30.31    287,960    1.29
03/31/11     3.33      0.19        0.15        0.34      (0.21)        --       (0.21)   3.46    10.45    255,546    1.31
09/30/11+    3.46      0.09       (0.15)      (0.06)     (0.09)        --       (0.09)   3.31    (1.93)   261,109    1.31(5)
                                                                      CLASS B
                                                                      -------
03/31/07    $3.53     $0.15      $ 0.10      $ 0.25     $(0.15)       $--      $(0.15)  $3.63     7.36%  $ 55,728    1.99%(3)
03/31/08     3.63      0.16       (0.10)       0.06      (0.19)        --       (0.19)   3.50     1.61     52,528    1.96(3)
03/31/09     3.50      0.19       (0.71)      (0.52)     (0.25)        --       (0.25)   2.73   (15.25)    38,281    1.99
03/31/10     2.73      0.17        0.61        0.78      (0.19)        --       (0.19)   3.32    29.05     50,125    1.97
03/31/11     3.32      0.16        0.17        0.33      (0.19)        --       (0.19)   3.46    10.04     52,171    1.98
09/30/11+    3.46      0.08       (0.15)      (0.07)     (0.08)        --       (0.08)   3.31    (2.26)    49,543    1.99(5)
                                                                      CLASS C
                                                                      -------
03/31/07    $3.54     $0.14      $ 0.12      $ 0.26     $(0.16)       $--      $(0.16)  $3.64     7.36%  $217,755    1.98%(3)
03/31/08     3.64      0.17       (0.11)       0.06      (0.19)        --       (0.19)   3.51     1.64    265,904    1.94(3)
03/31/09     3.51      0.19       (0.71)      (0.52)     (0.25)        --       (0.25)   2.74   (15.16)   200,180    1.96
03/31/10     2.74      0.17        0.62        0.79      (0.19)        --       (0.19)   3.34    29.39    256,239    1.94
03/31/11     3.34      0.17        0.16        0.33      (0.19)        --       (0.19)   3.48    10.04    250,040    1.96
09/30/11+    3.48      0.08       (0.16)      (0.08)     (0.08)        --       (0.08)   3.32    (2.51)   243,241    1.97(5)



  RATIO
  OF NET
INVESTMENT
INCOME TO
 AVERAGE    PORTFOLIO
NET ASSETS  TURNOVER
----------  ---------


   4.79%(3)    134%(4)
   5.30(3)     162(4)
   6.54        112
   6.13        157
   5.50        152
   5.08(5)      66


   4.12%(3)    134%(4)
   4.63(3)     162(4)
   6.00        112
   5.44        157
   4.83        152
   4.40(5)      66


   4.12%(3)    134%(4)
   4.65(3)     162(4)
   6.03        112
   5.48        157
   4.85        152
   4.53(5)      66

--------
+  Unaudited
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load, but does include expense reimbursements.
(3)Gross of custody credits of:

                                                    03/31/07 03/31/08
                                                    -------- --------
           Strategic Bond Fund.....................   0.05%    0.02%

(4)Portfolio turnover includes "to be announced" ("TBA") transactions. Previously, portfolio turnover was calculated excluding TBA transactions and was as follows:

                                              2007 2008
                                              ---- ----
                         Strategic Bond Fund. 131% 151%

(5)Annualized

See Notes to Financial Statements

        SUNAMERICA INCOME FUNDS
        FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                                  HIGH YIELD BOND FUND
                                                                  --------------------
                                NET GAIN
                                (LOSS) ON
             NET               INVESTMENTS                       DISTRIBUTIONS          NET
            ASSET                 (BOTH               DIVIDENDS    FROM NET            ASSET            NET ASSETS,   RATIO OF
           VALUE,      NET      REALIZED   TOTAL FROM  FROM NET    REALIZED     TOTAL  VALUE,             END OF       EXPENSE
 PERIOD   BEGINNING INVESTMENT     AND     INVESTMENT INVESTMENT   GAINS ON    DISTRI- END OF   TOTAL     PERIOD     TO AVERAGE
 ENDED    OF PERIOD INCOME(1)  UNREALIZED) OPERATIONS   INCOME    INVESTMENT   BUTIONS PERIOD RETURN(2)   (000'S)   NET ASSETS(3)
--------- --------- ---------- ----------- ---------- ---------- ------------- ------- ------ --------- ----------- -------------
                                                                         CLASS A
                                                                         -------
03/31/07    $4.60     $0.30      $ 0.19      $ 0.49     $(0.32)       $--      $(0.32) $4.77    11.01%   $241,554       1.36%
03/31/08     4.77      0.36       (0.63)      (0.27)     (0.34)        --       (0.34)  4.16    (5.92)    109,219       1.36
03/31/09     4.16      0.38       (1.69)      (1.31)     (0.33)        --       (0.33)  2.52   (32.66)     59,210       1.36
03/31/10     2.52      0.29        0.89        1.18      (0.34)        --       (0.34)  3.36    48.44      79,245       1.36
03/31/11     3.36      0.25        0.16        0.41      (0.27)        --       (0.27)  3.50    12.76      76,156       1.36
09/30/11+    3.50      0.14       (0.33)      (0.19)     (0.11)        --       (0.11)  3.20    (5.55)     62,899       1.36(4)
                                                                         CLASS B
                                                                         -------
03/31/07    $4.61     $0.27      $ 0.19      $ 0.46     $(0.29)       $--      $(0.29) $4.78    10.29%   $ 51,479       2.01%
03/31/08     4.78      0.31       (0.60)      (0.29)     (0.32)        --       (0.32)  4.17    (6.50)     34,911       2.01
03/31/09     4.17      0.36       (1.69)      (1.33)     (0.31)        --       (0.31)  2.53   (33.00)     17,018       2.01
03/31/10     2.53      0.27        0.89        1.16      (0.32)        --       (0.32)  3.37    47.35      18,186       2.01
03/31/11     3.37      0.23        0.16        0.39      (0.25)        --       (0.25)  3.51    12.02      15,818       2.01
09/30/11+    3.51      0.13       (0.33)      (0.20)     (0.10)        --       (0.10)  3.21    (5.83)     12,633       2.01(4)
                                                                         CLASS C
                                                                         -------
03/31/07    $4.63     $0.27      $ 0.19      $ 0.46     $(0.29)       $--      $(0.29) $4.80    10.27%   $ 86,777       2.01%
03/31/08     4.80      0.31       (0.61)      (0.30)     (0.32)        --       (0.32)  4.18    (6.67)     61,125       2.01
03/31/09     4.18      0.36       (1.69)      (1.33)     (0.31)        --       (0.31)  2.54   (32.90)     33,394       2.01
03/31/10     2.54      0.27        0.89        1.16      (0.32)        --       (0.32)  3.38    47.21      44,656       2.01
03/31/11     3.38      0.23        0.17        0.40      (0.25)        --       (0.25)  3.53    12.33      39,301       2.01
09/30/11+    3.53      0.13       (0.34)      (0.21)     (0.10)        --       (0.10)  3.22    (6.07)     34,108       2.01(4)



    RATIO
   OF NET
 INVESTMENT
  INCOME TO
   AVERAGE    PORTFOLIO
NET ASSETS(3) TURNOVER
------------- ---------


     6.44%        86%
     7.49         72
    10.74         77
     9.34        110
     7.47         48
     8.23(4)      16


     5.82%        86%
     6.80         72
    10.18         77
     8.77        110
     6.84         48
     7.57(4)      16


     5.80%        86%
     6.75         72
    10.16         77
     8.70        110
     6.83         48
     7.56(4)      16

--------
+  Unaudited
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load, but does include expense reimbursements.
(3)Net of the following expense reimbursements, if applicable (based on average net assets):

                                         03/31/07 03/31/08 03/31/09 03/31/10 03/31/11 09/30/11+(4)
                                         -------- -------- -------- -------- -------- ------------
High Yield Bond Fund Class A............   0.09%    0.17%    0.14%    0.18%    0.16%      0.19%
High Yield Bond Fund Class B............   0.11     0.20     0.16     0.23     0.21       0.25
High Yield Bond Fund Class C............   0.10     0.18     0.15     0.18     0.16       0.20

(4)Annualized

See Notes to Financial Statements

        SUNAMERICA U.S. GOVERNMENT SECURITIES FUND
        PORTFOLIO PROFILE -- SEPTEMBER 30, 2011 -- (UNAUDITED)

INDUSTRY ALLOCATION*

                     Government National Mtg. Assoc.. 44.6%
                     United States Treasury Bonds.... 17.9
                     U.S. Government Treasury Bills.. 16.4
                     United States Treasury Notes.... 12.8
                     Time Deposits...................  6.6
                     Repurchase Agreements...........  0.7
                     Federal Farm Credit Bank........  0.4
                     Small Business Administration...  0.3
                                                      ----
                                                      99.7%
                                                      ====

CREDIT QUALITY+#

                          Government -- Agency.   0.9%
                          AA...................  99.1
                                                -----
                                                100.0%
                                                =====

--------
*Calculated as a percentage of net assets.
+Source: Standard and Poor's
#Calculated as a percentage of total debt issues, excluding short-term securities.

        SUNAMERICA U.S. GOVERNMENT SECURITIES FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2011 -- (UNAUDITED)



                                                  PRINCIPAL    VALUE
                  SECURITY DESCRIPTION             AMOUNT     (NOTE 2)
        ---------------------------------------------------------------
        U.S. GOVERNMENT AGENCIES -- 45.3%
        FEDERAL FARM CREDIT BANK -- 0.4%
           6.30% due 12/03/13.................... $  500,000 $  562,616
                                                             ----------
        FEDERAL NATIONAL MTG. ASSOC. -- 0.0%
           8.00% due 01/01/23....................     26,271     29,300
           11.00% due 02/01/15...................         18         18
           11.50% due 09/01/19...................      1,091      1,146
                                                             ----------
                                                                 30,464
                                                             ----------
        GOVERNMENT NATIONAL MTG. ASSOC. -- 44.6%
           4.50% due 05/15/18....................    392,605    423,316
           4.50% due 08/15/18....................    601,728    648,796
           4.50% due 09/15/18....................  1,635,914  1,763,878
           4.50% due 10/15/18....................  1,634,811  1,762,688
           4.50% due 09/15/33....................  1,624,716  1,778,092
           4.50% due 02/15/39....................     15,053     16,412
           4.50% due 04/15/39....................  1,005,497  1,096,334
           4.50% due 05/15/39....................  1,418,763  1,546,934
           4.50% due 06/15/39....................    340,900    371,696
           4.50% due 07/15/39....................    244,297    266,366
           4.50% due 09/15/39....................    955,511  1,041,831
           4.50% due 10/15/39....................    909,219    991,357
           4.50% due 12/15/39....................  2,053,218  2,238,703
           4.50% due 01/15/40....................  1,073,554  1,168,189
           4.50% due 02/15/40....................  1,910,646  2,079,072
           4.50% due 03/15/40....................  1,773,107  1,929,410
           4.50% due 04/15/40....................    980,561  1,067,211
           4.50% due 05/15/40....................    864,242    940,426
           4.50% due 06/15/40....................  1,772,898  1,929,341
           4.50% due 07/15/40....................    998,253  1,086,357
           4.50% due 08/15/40....................    525,099    571,387
           4.50% due 09/15/40....................     35,158     38,257
           4.50% due 03/15/41....................  3,044,195  3,317,186
           4.50% due 04/15/41....................    191,007    208,800
           4.50% due 06/15/41....................  1,462,301  1,593,703
           4.50% due 07/15/41....................    100,296    109,138
           4.50% due 08/15/41....................  1,498,164  1,630,229
           5.00% due 04/15/18....................  1,609,611  1,742,560
           5.00% due 04/15/33....................     21,926     24,219
           5.00% due 08/15/33....................    948,977  1,047,938
           5.00% due 09/15/33....................    444,389    490,654
           5.00% due 10/15/33....................    317,525    350,553
           5.00% due 04/15/34....................     13,899     15,349
           5.00% due 11/15/34....................     97,394    107,551
           5.00% due 02/15/35....................      9,611     10,598
           5.00% due 03/15/35....................    318,648    351,382
           5.00% due 04/15/35....................     29,025     32,007
           5.00% due 05/15/35....................    796,555    878,382
           5.00% due 09/15/35....................    378,637    417,655
           5.00% due 10/15/35....................     71,234     78,552
           5.00% due 12/15/35....................     43,725     48,217
           5.00% due 03/15/36....................    559,937    617,280
           5.00% due 05/15/36....................    634,490    697,884
           5.00% due 06/15/36....................    406,672    447,304
           5.00% due 09/15/36....................  1,003,804  1,106,451
           5.00% due 10/15/36....................    311,251    342,349
           5.00% due 11/15/36....................     23,682     26,048

                                              PRINCIPAL         VALUE
                 SECURITY DESCRIPTION          AMOUNT          (NOTE 2)
                 ------------------------------------------------------
                 GOVERNMENT NATIONAL MTG. ASSOC. (CONTINUED)
                    5.00% due 12/15/36....... $  160,836      $  176,907
                    5.00% due 01/15/37.......  1,733,284       1,905,651
                    5.00% due 02/15/37.......    855,008         941,112
                    5.00% due 03/15/37.......    632,290         695,168
                    5.00% due 04/15/37.......    614,108         675,177
                    5.00% due 08/15/38.......  5,198,436       5,714,582
                    5.50% due 11/15/32.......      5,204           5,783
                    5.50% due 03/15/33.......    191,642         212,969
                    5.50% due 04/15/33.......    298,864         332,122
                    5.50% due 05/15/33.......    616,001         684,123
                    5.50% due 06/15/33.......  2,640,715       2,934,579
                    5.50% due 07/15/33.......    793,434         881,729
                    5.50% due 10/15/33.......    753,181         836,996
                    5.50% due 12/15/33.......    151,743         168,629
                    5.50% due 01/15/34.......  1,783,073       1,980,383
                    5.50% due 02/15/34.......  1,070,749       1,191,906
                    6.00% due 01/15/28.......      1,733           1,947
                    6.00% due 04/15/28.......    577,855         648,104
                    6.00% due 10/15/28.......      3,205           3,602
                    6.00% due 04/15/29.......     22,576          25,370
                    6.00% due 05/15/29.......     47,144          52,978
                    6.00% due 06/15/29.......     17,731          19,925
                    6.00% due 04/15/31.......     10,602          11,883
                    6.00% due 05/15/31.......     22,244          24,931
                    6.00% due 11/15/31.......    132,575         148,592
                    6.00% due 12/15/31.......      7,737           8,671
                    6.00% due 01/15/32.......     73,709          82,614
                    6.00% due 02/15/32.......     16,783          18,812
                    6.00% due 03/15/32.......      3,589           4,023
                    6.00% due 08/15/32.......    151,177         169,441
                    6.00% due 11/15/32.......     16,107          18,053
                    6.00% due 12/15/32.......      5,212           5,842
                    6.00% due 01/15/33.......     12,045          13,501
                    6.00% due 02/15/33.......     18,965          21,256
                    6.00% due 03/15/33.......     45,634          51,147
                    6.00% due 04/15/33.......    182,960         205,065
                    6.00% due 07/15/33.......    116,912         131,036
                    6.00% due 08/15/33.......  1,025,315       1,149,187
                    6.00% due 09/15/33.......    164,117         183,944
                    6.00% due 10/15/33.......    512,826         574,781
                    6.00% due 11/15/33.......     58,915          66,032
                    6.00% due 12/15/33.......    335,226         375,727
                    6.00% due 02/15/34.......    119,373         133,795
                    6.00% due 05/15/34.......      8,959          10,035
                    6.00% due 06/15/34.......     21,723          24,321
                    6.00% due 07/15/34.......    616,954         692,376
                    6.00% due 08/15/34.......     75,929          85,047
                    6.00% due 09/15/34.......    371,044         415,414
                    6.00% due 10/15/34.......  1,098,319       1,229,637
                    6.00% due 12/15/34.......    148,231         165,954
                    6.00% due 06/15/35.......     46,700          52,357
                    6.00% due 08/15/35.......     68,645          76,895
                    6.50% due 02/15/29.......      5,289           6,116
                    6.50% due 05/15/31.......      3,452           3,991
                    6.50% due 06/15/31.......     25,253          29,202
                    6.50% due 07/15/31.......     20,527          23,739

        SUNAMERICA U.S. GOVERNMENT SECURITIES FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2011 -- (UNAUDITED)
        (CONTINUED)


                                                 PRINCIPAL    VALUE
                 SECURITY DESCRIPTION             AMOUNT     (NOTE 2)
         --------------------------------------------------------------
         U.S. GOVERNMENT AGENCIES (CONTINUED)
         GOVERNMENT NATIONAL MTG. ASSOC. (CONTINUED)
            6.50% due 08/15/31................. $    33,412 $    38,639
            6.50% due 09/15/31.................     100,739     116,498
            6.50% due 10/15/31.................     129,341     149,575
            6.50% due 11/15/31.................       5,588       6,462
            6.50% due 01/15/32.................       8,114       9,383
            6.50% due 02/15/32.................     195,724     226,341
            7.00% due 07/15/23.................      11,846      13,677
            7.00% due 10/15/23.................      24,536      28,329
            7.00% due 09/15/25.................     112,625     130,273
            7.00% due 03/20/29.................      10,046      11,745
            7.00% due 06/20/29.................       1,542       1,797
            7.00% due 11/20/30.................      30,122      35,155
            7.50% due 04/15/17.................       6,350       7,083
            7.50% due 08/15/23.................      74,088      86,110
            7.50% due 09/15/23.................     267,852     309,015
            9.00% due 12/15/16.................      24,816      27,872
            11.00% due 08/20/15................          41          41
            11.00% due 09/20/15................         140         157
            11.50% due 05/20/15................         749         754
            12.50% due 09/15/14................       2,151       2,169
            13.00% due 11/15/14................          52          53
            13.50% due 02/15/13................       1,795       1,831
            15.00% due 02/15/12................          30          30
            15.00% due 06/15/12................         660         664
            15.00% due 09/15/12................          82          82
                                                            -----------
                                                             67,954,936
                                                            -----------
         SMALL BUSINESS ADMINISTRATION -- 0.3%
            6.30% due 06/01/18.................     429,653     467,533
                                                            -----------
         TOTAL U.S. GOVERNMENT AGENCIES
            (cost $63,933,648).................              69,015,549
                                                            -----------
         U.S. GOVERNMENT TREASURIES -- 30.7%
         UNITED STATES TREASURY BONDS -- 17.9%
            3.88% due 08/15/40.................   1,000,000   1,188,125
            4.25% due 11/15/40.................  12,000,000  15,174,372
            4.75% due 02/15/41.................   8,000,000  10,931,248
                                                            -----------
                                                             27,293,745
                                                            -----------

                                                 PRINCIPAL      VALUE
               SECURITY DESCRIPTION               AMOUNT       (NOTE 2)
      ------------------------------------------------------------------
      UNITED STATES TREASURY NOTES -- 12.8%
         1.25% due 10/31/15.................... $ 2,000,000  $  2,042,344
         1.50% due 07/31/16....................  16,000,000    16,430,080
         3.13% due 05/15/19....................   1,000,000     1,114,062
                                                             ------------
                                                               19,586,486
                                                             ------------
      TOTAL U.S. GOVERNMENT TREASURIES
         (cost $39,826,569)....................                46,880,231
                                                             ------------
      TOTAL LONG-TERM INVESTMENT SECURITIES
         (cost $103,760,217)...................               115,895,780
                                                             ------------
      SHORT-TERM INVESTMENT SECURITIES -- 23.0%
      TIME DEPOSITS -- 6.6%
        Euro Time Deposit with State Street
         Bank & Trust Co.
         0.01 % due 09/01/11...................  10,000,000    10,000,000
                                                             ------------
      U.S. GOVERNMENT TREASURIES -- 16.4%
        United States Treasury Bills
         0.01% due 10/13/11....................  25,000,000    24,999,875
                                                             ------------
      TOTAL SHORT-TERM INVESTMENT SECURITIES
         (cost $34,999,875)....................                34,999,875
                                                             ------------
      REPURCHASE AGREEMENT -- 0.7%
        State Street Bank and Trust Co. Joint
         Repurchase Agreement(1)
         (cost $1,060,000).....................   1,060,000     1,060,000
                                                             ------------
      TOTAL INVESTMENTS
         (cost $139,820,092)(2)................        99.7%  151,955,655
      Other assets less liabilities............         0.3       451,651
                                                -----------  ------------
      NET ASSETS                                      100.0% $152,407,306
                                                ===========  ============

--------
(1)See Note 2 for details of Joint Repurchase Agreements.
(2)See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2011 (see Note 2):

                                     LEVEL 1--UNADJUSTED  LEVEL 2--OTHER   LEVEL 3--SIGNIFICANT
                                        QUOTED PRICES    OBSERVABLE INPUTS UNOBSERVABLE INPUTS     TOTAL
                                     ------------------- ----------------- -------------------- ------------
Long-Term Investment Securities:
  U.S. Government Agencies:
   Federal Farm Credit Bank.........     $        --       $    562,616        $        --      $    562,616
   Federal National Mtg. Assoc......              --             30,464                 --            30,464
   Government National Mtg. Assoc...              --         67,954,936                 --        67,954,936
   Small Business Administration....              --            467,533                              467,533
  U.S. Government Treasuries........              --         46,880,231                 --        46,880,231
Short Term Investment Securities:
  Time Deposits.....................              --         10,000,000                 --        10,000,000
  U.S. Government Treasuries........              --         24,999,875                 --        24,999,875
Repurchase Agreement................              --          1,060,000                 --         1,060,000
                                         -----------       ------------        -----------      ------------
TOTAL...............................     $        --       $151,955,655        $        --      $151,955,655
                                         ===========       ============        ===========      ============

See Notes to Financial Statements

        SUNAMERICA GNMA FUND
        PORTFOLIO PROFILE -- SEPTEMBER 30, 2011 -- (UNAUDITED)

INDUSTRY ALLOCATION*

                     Government National Mtg. Assoc.. 82.7%
                     Time Deposits...................  7.4
                     U.S. Government Agencies........  6.0
                     Repurchase Agreements...........  1.0
                                                      ----
                                                      97.1%
                                                      ====

CREDIT QUALITY+#

                          Government -- Agency.   0.2%
                          AA...................  99.8
                                                -----
                                                100.0%
                                                =====

--------
*Calculated as a percentage of net assets.
+Source: Standard and Poor's
#Calculated as a percentage of total debt issues, excluding short-term securities.

        SUNAMERICA GNMA FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2011 -- (UNAUDITED)


                                                  PRINCIPAL    VALUE
                  SECURITY DESCRIPTION             AMOUNT     (NOTE 2)
        ----------------------------------------------------------------
        U.S. GOVERNMENT AGENCIES -- 82.7%
        GOVERNMENT NATIONAL MTG. ASSOC. -- 82.7%
           4.50% due 05/15/18.................... $  621,205 $   669,797
           4.50% due 08/15/18....................    303,846     327,613
           4.50% due 09/15/18....................    979,963   1,056,619
           4.50% due 10/15/18....................  1,329,270   1,433,250
           4.50% due 08/15/33....................     85,025      93,051
           4.50% due 09/15/33....................    294,365     322,154
           4.50% due 10/15/38....................    274,523     299,645
           4.50% due 12/15/38....................    318,722     347,814
           4.50% due 02/15/39....................    183,501     200,079
           4.50% due 03/15/39....................    772,725     842,533
           4.50% due 04/15/39....................    251,249     274,055
           4.50% due 05/15/39....................  3,107,556   3,388,292
           4.50% due 06/15/39....................  9,901,433  10,795,925
           4.50% due 07/15/39....................  3,180,134   3,467,425
           4.50% due 08/15/39....................    195,996     213,702
           4.50% due 09/15/39....................    276,991     302,015
           4.50% due 10/15/39....................    155,136     169,151
           4.50% due 11/15/39....................  1,093,570   1,192,362
           4.50% due 12/15/39....................  1,204,727   1,313,561
           4.50% due 01/15/40....................    164,039     178,499
           4.50% due 02/15/40....................  5,184,698   5,641,739
           4.50% due 03/15/40....................  1,721,519   1,873,275
           4.50% due 04/15/40....................  3,349,686   3,645,928
           4.50% due 05/15/40....................    606,812     660,393
           4.50% due 06/15/40....................  1,143,554   1,244,518
           4.50% due 07/15/40....................    861,616     937,570
           4.50% due 08/15/40....................     78,810      85,757
           4.50% due 09/15/40....................    724,699     789,030
           4.50% due 10/15/40....................     71,247      77,617
           4.50% due 11/15/40....................    936,429   1,018,977
           4.50% due 01/15/41....................    953,903   1,037,992
           4.50% due 02/15/41....................  1,480,739   1,611,268
           4.50% due 03/15/41....................  4,770,445   5,199,534
           4.50% due 04/15/41....................  6,308,436   6,864,536
           4.50% due 05/15/41....................  1,821,774   1,982,367
           4.50% due 06/15/41....................  1,270,912   1,383,086
           4.50% due 07/15/41....................    890,416     968,907
           4.50% due 08/15/41....................    462,598     503,377
           5.00% due 03/15/18....................    233,697     252,999
           5.00% due 04/15/18....................  2,472,013   2,676,192
           5.00% due 05/15/18....................  3,989,171   4,318,665
           5.00% due 01/15/33....................      5,458       6,029
           5.00% due 05/15/33....................      6,398       7,075
           5.00% due 08/15/33....................  1,302,584   1,438,836
           5.00% due 09/15/33....................  1,311,055   1,448,855
           5.00% due 10/15/33....................  3,203,024   3,538,063
           5.00% due 04/15/34....................     27,490      30,357
           5.00% due 05/15/34....................     82,803      91,438
           5.00% due 11/15/34....................    333,227     367,978
           5.00% due 12/15/34....................    330,832     365,334
           5.00% due 09/15/35....................     10,169      11,214
           5.00% due 10/15/35....................     66,730      73,585
           5.00% due 11/15/35....................     65,525      72,256
           5.00% due 12/15/35....................     34,295      37,817
           5.00% due 02/15/36....................     90,970     100,216
           5.00% due 04/15/36....................    271,283     298,387

                                              PRINCIPAL        VALUE
                SECURITY DESCRIPTION           AMOUNT         (NOTE 2)
                -------------------------------------------------------
                GOVERNMENT NATIONAL MTG. ASSOC. (CONTINUED)
                   5.00% due 06/15/36....... $   755,321     $   830,787
                   5.00% due 07/15/36.......     275,614         303,152
                   5.00% due 08/15/36.......      11,770          13,004
                   5.00% due 09/15/36.......     440,072         485,566
                   5.00% due 10/15/36.......      24,692          27,420
                   5.00% due 11/15/36.......     152,073         167,267
                   5.00% due 12/15/36.......     551,335         606,421
                   5.00% due 01/15/37.......     230,595         253,526
                   5.00% due 02/15/37.......     558,844         614,419
                   5.00% due 04/15/37.......   3,424,385       3,766,284
                   5.00% due 12/15/37.......      11,107          12,212
                   5.00% due 04/15/38.......   5,501,188       6,047,395
                   5.00% due 05/15/38.......   3,647,080       4,009,541
                   5.00% due 06/15/38.......     183,238         201,432
                   5.00% due 08/15/38.......     423,573         465,629
                   5.00% due 10/15/38.......     529,089         581,772
                   5.00% due 01/15/39.......     750,679         825,213
                   5.00% due 02/15/39.......   1,609,739       1,769,568
                   5.00% due 03/15/39.......   2,747,057       3,019,809
                   5.00% due 04/15/39.......   1,540,339       1,693,278
                   5.00% due 08/15/39.......   1,721,423       1,892,341
                   5.00% due 09/15/39.......      74,401          81,788
                   5.00% due 10/15/39.......   6,063,838       6,665,908
                   5.00% due 11/15/39.......   3,758,064       4,131,198
                   5.00% due 12/15/39.......   3,257,139       3,588,658
                   5.00% due 04/15/40.......   3,222,049       3,541,963
                   5.00% due 05/15/40.......  24,752,187      27,209,802
                   5.00% due 06/15/40.......     341,285         375,171
                   5.50% due 06/15/29.......       2,374           2,619
                   5.50% due 01/15/32.......      23,502          26,117
                   5.50% due 02/15/33.......      78,210          86,914
                   5.50% due 03/15/33.......     328,686         365,263
                   5.50% due 04/15/33.......     924,476       1,027,354
                   5.50% due 05/15/33.......   1,384,793       1,536,248
                   5.50% due 06/15/33.......     482,300         535,972
                   5.50% due 07/15/33.......       3,927           4,364
                   5.50% due 08/15/33.......      61,406          68,239
                   5.50% due 10/15/33.......     547,717         608,668
                   5.50% due 12/15/33.......     261,509         290,611
                   5.50% due 01/15/34.......     423,299         470,211
                   5.50% due 02/15/34.......     154,458         171,618
                   5.50% due 07/15/35.......     260,718         289,161
                   5.50% due 09/15/35.......  12,286,576      13,626,978
                   5.50% due 10/15/35.......     693,453         769,105
                   5.50% due 11/15/35.......   1,023,208       1,134,834
                   5.50% due 12/15/35.......   5,845,899       6,483,823
                   5.50% due 02/15/36.......     218,439         242,338
                   5.50% due 03/15/36.......   1,932,446       2,139,901
                   5.50% due 05/15/36.......      96,338         106,638
                   5.50% due 09/15/36.......     246,633         273,000
                   5.50% due 03/15/37.......     232,040         256,629
                   5.50% due 04/15/37.......     367,440         407,325
                   5.50% due 05/15/37.......      85,863          94,962
                   5.50% due 12/15/37.......     181,392         200,614
                   5.50% due 01/15/38.......     265,176         293,194
                   5.50% due 02/15/38.......     204,852         226,496

        SUNAMERICA GNMA FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2011 -- (UNAUDITED)
        (CONTINUED)


                                                PRINCIPAL    VALUE
                  SECURITY DESCRIPTION           AMOUNT     (NOTE 2)
          -----------------------------------------------------------
          U.S. GOVERNMENT AGENCIES (CONTINUED)
          GOVERNMENT NATIONAL MTG. ASSOC. (CONTINUED)
             5.50% due 04/15/38................ $  455,324 $  503,433
             5.50% due 05/15/38................  1,452,383  1,612,043
             5.50% due 06/15/38................  1,481,517  1,638,061
             5.50% due 07/15/38................  1,704,697  1,885,394
             5.50% due 08/15/38................  1,164,359  1,288,732
             5.50% due 10/15/38................  5,464,759  6,042,254
             5.50% due 11/15/38................    439,758    486,222
             5.50% due 12/15/38................    900,255    995,423
             5.50% due 01/15/39................  7,156,890  7,913,068
             5.50% due 02/15/39................    508,904    562,673
             5.50% due 03/15/39................    318,140    351,754
             5.50% due 05/15/39................    114,370    126,470
             5.50% due 08/15/39................  1,377,443  1,522,980
             5.50% due 09/15/39................    417,876    462,158
             5.50% due 10/15/39................  2,029,464  2,246,098
             5.50% due 11/15/39................    657,692    727,251
             5.50% due 12/15/39................  2,134,828  2,360,388
             5.50% due 01/15/40................    167,378    185,063
             5.50% due 03/15/40................    613,840    678,697
             5.50% due 04/15/40................    312,308    346,008
             5.50% due 05/15/40................    252,373    279,038
             5.50% due 06/15/40................    276,848    306,965
             5.50% due 08/15/40................  8,596,699  9,506,245
             5.50% due 09/15/40................    641,402    709,171
             5.50% due 10/15/40................  1,218,653  1,347,412
             5.50% due 11/15/40................     78,049     86,295
             5.50% due 12/15/40................    680,453    752,348
             5.50% due 02/15/41................  4,725,166  5,225,122
             5.50% due 06/15/41................    325,866    360,296
             6.00% due 11/15/23................      1,650      1,847
             6.00% due 01/15/24................      4,609      5,159
             6.00% due 07/15/28................      1,931      2,170
             6.00% due 12/15/28................    138,279    155,395
             6.00% due 01/15/29................    299,144    336,172
             6.00% due 02/15/29................    280,518    315,241
             6.00% due 03/15/29................    320,171    359,802
             6.00% due 04/15/29................    610,363    685,796
             6.00% due 05/15/29................     32,685     36,730
             6.00% due 06/15/29................    102,425    115,061
             6.00% due 07/15/29................    101,585    114,160
             6.00% due 08/15/29................      7,604      8,546
             6.00% due 10/15/29................     94,432    106,121
             6.00% due 04/15/31................      6,836      7,662
             6.00% due 07/15/31................     13,964     15,652
             6.00% due 10/15/31................     51,697     57,943
             6.00% due 11/15/31................    373,018    418,083
             6.00% due 12/15/31................    167,972    188,265
             6.00% due 01/15/32................    291,085    326,252
             6.00% due 02/15/32................     12,158     13,627
             6.00% due 07/15/32................     44,587     49,974
             6.00% due 09/15/32................    401,101    449,559
             6.00% due 10/15/32................     89,127     99,895
             6.00% due 11/15/32................        809        907
             6.00% due 12/15/32................     28,149     31,549
             6.00% due 01/15/33................     75,081     84,152
             6.00% due 02/15/33................    664,485    744,766

                                              PRINCIPAL         VALUE
                 SECURITY DESCRIPTION          AMOUNT          (NOTE 2)
                 ------------------------------------------------------
                 GOVERNMENT NATIONAL MTG. ASSOC. (CONTINUED)
                    6.00% due 03/15/33....... $   70,109      $   78,579
                    6.00% due 04/15/33.......    611,459         685,330
                    6.00% due 05/15/33.......    488,360         547,361
                    6.00% due 06/15/33.......    431,016         483,090
                    6.00% due 08/15/33.......    214,830         240,784
                    6.00% due 10/15/33.......     28,026          31,411
                    6.00% due 11/15/33.......    140,993         158,026
                    6.00% due 12/15/33.......    261,466         293,056
                    6.00% due 01/15/34.......    253,701         284,067
                    6.00% due 02/15/34.......    229,301         257,641
                    6.00% due 03/15/34.......     62,721          70,220
                    6.00% due 04/15/34.......    165,699         185,509
                    6.00% due 05/15/34.......    106,632         119,486
                    6.00% due 06/15/34.......    105,947         119,209
                    6.00% due 07/15/34.......    318,123         356,946
                    6.00% due 08/15/34.......    341,962         382,935
                    6.00% due 09/15/34.......    127,249         142,319
                    6.00% due 10/15/34.......    302,754         338,952
                    6.00% due 11/15/34.......    455,012         509,657
                    6.00% due 12/15/34.......     54,182          60,745
                    6.00% due 01/15/35.......     50,692          56,748
                    6.00% due 02/15/35.......    248,081         278,183
                    6.00% due 04/15/35.......     31,653          35,418
                    6.00% due 05/15/35.......      6,373           7,181
                    6.00% due 06/15/35.......    149,985         167,824
                    6.00% due 11/15/35.......      4,520           5,063
                    6.00% due 12/15/35.......    126,747         143,533
                    6.00% due 01/15/36.......    488,734         546,122
                    6.00% due 02/15/36.......     84,581          94,808
                    6.00% due 03/15/36.......    264,487         295,678
                    6.00% due 04/15/36.......    296,468         332,177
                    6.00% due 05/15/36.......    854,632         957,727
                    6.00% due 06/15/36.......    337,234         376,817
                    6.00% due 07/15/36.......    275,260         307,569
                    6.00% due 08/15/36.......      8,042           8,980
                    6.00% due 09/15/36.......     60,796          68,139
                    6.00% due 10/15/36.......    332,892         372,025
                    6.00% due 11/15/36.......    604,296         675,225
                    6.00% due 07/15/37.......    708,357         790,837
                    6.00% due 09/15/37.......    953,057       1,064,030
                    6.00% due 10/15/37.......    390,929         436,449
                    6.00% due 11/15/37.......     19,645          21,940
                    6.00% due 12/15/37.......     20,990          23,434
                    6.00% due 01/15/38.......    800,359         893,302
                    6.00% due 02/15/38.......    518,666         578,897
                    6.00% due 06/15/38.......     32,200          35,939
                    6.00% due 07/15/38.......  1,370,631       1,529,800
                    6.00% due 08/15/38.......    886,392         989,325
                    6.00% due 09/15/38.......  5,828,479       6,505,318
                    6.00% due 10/15/38.......    883,466         986,060
                    6.00% due 11/15/38.......  2,530,053       2,823,920
                    6.00% due 12/15/38.......  1,598,973       1,784,655
                    6.00% due 01/15/39.......  2,379,723       2,656,070
                    6.00% due 08/15/39.......    989,277       1,104,167
                    6.00% due 09/15/39.......     37,732          42,120
                    6.00% due 10/15/39.......  1,286,468       1,435,861

        SUNAMERICA GNMA FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2011 -- (UNAUDITED)
        (CONTINUED)


                                                 PRINCIPAL   VALUE
                   SECURITY DESCRIPTION           AMOUNT    (NOTE 2)
           ----------------------------------------------------------
           U.S. GOVERNMENT AGENCIES (CONTINUED)
           GOVERNMENT NATIONAL MTG. ASSOC. (CONTINUED)
              6.00% due 11/15/39................ $951,516  $1,062,160
              6.00% due 01/15/40................  688,590     768,553
              6.00% due 02/15/40................   10,489      11,708
              6.00% due 03/15/40................  507,432     566,358
              6.00% due 04/15/40................  955,090   1,066,000
              6.00% due 05/15/40................  744,544     831,005
              6.50% due 03/15/28................   11,128      12,837
              6.50% due 08/15/28................   17,413      20,137
              6.50% due 01/15/29................    2,143       2,478
              6.50% due 02/15/29................      731         845
              6.50% due 03/15/29................   67,985      78,620
              6.50% due 04/15/29................      759         877
              6.50% due 05/15/29................    5,919       6,832
              6.50% due 06/15/29................   21,221      24,541
              6.50% due 07/15/29................    1,524       1,762
              6.50% due 10/15/29................    2,941       3,401
              6.50% due 08/15/31................   72,117      83,398
              6.50% due 09/15/31................   10,049      11,621
              6.50% due 10/15/31................  129,342     149,575
              6.50% due 11/15/31................   76,808      88,822
              6.50% due 12/15/31................   88,248     102,053
              6.50% due 02/15/32................  145,314     168,046
              6.50% due 05/15/32................  397,922     460,184
              6.50% due 06/15/32................   59,151      68,405
              7.00% due 03/15/23................   13,233      15,279
              7.00% due 01/20/24................      373         429
              7.00% due 03/20/24................      301         346
              7.00% due 07/20/25................    1,122       1,292
              7.00% due 09/15/25................   48,911      56,575
              7.00% due 01/20/29................   21,036      24,513
              7.00% due 02/20/29................    3,514       4,095
              7.00% due 06/20/29................    7,647       8,912
              7.00% due 07/20/29................   27,174      31,666
              7.00% due 09/20/29................    2,617       3,050
              7.00% due 10/20/29................    5,079       5,919
              7.00% due 11/20/29................    1,761       2,052
              7.00% due 03/20/30................    2,889       3,371
              7.00% due 06/20/30................    3,050       3,560
              7.00% due 08/20/30................    6,409       7,479
              7.00% due 09/20/30................   11,255      13,135
              7.00% due 10/20/30................   12,499      14,588
              8.00% due 11/15/26................   54,184      63,954

                                                    PRINCIPAL      VALUE
                SECURITY DESCRIPTION                 AMOUNT       (NOTE 2)
    -----------------------------------------------------------------------
    GOVERNMENT NATIONAL MTG. ASSOC. (CONTINUED)
       8.00% due 12/15/29......................... $     7,936  $      8,372
       8.00% due 04/15/30.........................      17,649        20,957
       8.00% due 05/15/30.........................       1,275         1,336
       8.00% due 08/15/30.........................      26,518        31,401
       8.50% due 03/15/17.........................       8,479         8,768
       8.50% due 05/15/21.........................       3,697         3,716
       8.50% due 12/15/22.........................      23,845        28,201
       8.50% due 01/15/23.........................      44,337        52,825
       8.50% due 09/15/24.........................      11,725        14,026
       9.00% due 07/15/16.........................      14,213        15,963
       9.00% due 10/15/16.........................       3,194         3,212
                                                                ------------
                                                                 277,521,851
                                                                ------------
    SMALL BUSINESS ADMINISTRATION -- 0.0%
       6.30% due 06/01/18.........................     143,218       155,844
                                                                ------------
    TOTAL LONG-TERM INVESTMENT SECURITIES
       (cost $265,908,972)........................               277,677,695
                                                                ------------
    SHORT-TERM INVESTMENT SECURITIES -- 13.4%
    TIME DEPOSITS -- 7.4%
      Euro Time Deposit with State Street Bank &
       Trust Co.
       0.01% due 10/03/11.........................  25,000,000    25,000,000
                                                                ------------
    U.S. GOVERNMENT AGENCIES -- 6.0%
      Federal Home Loan Bank
       0.01% due 10/14/11.........................  20,000,000    19,999,964
                                                                ------------
    TOTAL SHORT-TERM INVESTMENT SECURITIES
       (cost $44,999,964).........................                44,999,964
                                                                ------------
    REPURCHASE AGREEMENT -- 1.0%
      State Street Bank and Trust Co. Joint
       Repurchase Agreement(1)
       (cost $3,276,000)..........................   3,276,000     3,276,000
                                                                ------------
    TOTAL INVESTMENTS
       (cost $314,184,936)(2).....................        97.1%  325,953,659
    Other assets less liabilities.................         2.9     9,755,725
                                                   -----------  ------------
    NET ASSETS                                           100.0% $335,709,384
                                                   ===========  ============

--------
(1)See Note 2 for details of Joint Repurchase Agreements.
(2)See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2011 (see Note 2):

                                     LEVEL 1--UNADJUSTED  LEVEL 2--OTHER   LEVEL 3--SIGNIFICANT
                                        QUOTED PRICES    OBSERVABLE INPUTS UNOBSERVABLE INPUTS     TOTAL
                                     ------------------- ----------------- -------------------- ------------
Long-Term Investment Securities:
  U.S. Government Agencies:
   Government National Mtg. Assoc...     $        --       $277,521,851        $        --      $277,521,851
   Small Business Administration....              --            155,844                 --           155,844
Short Term Investment Securities:
  Time Deposits.....................              --         25,000,000                 --        25,000,000
  U.S. Government Agencies..........              --         19,999,964                 --        19,999,964
Repurchase Agreements...............              --          3,276,000                 --         3,276,000
                                         -----------       ------------        -----------      ------------
TOTAL...............................     $        --       $325,953,659        $        --      $325,953,659
                                         ===========       ============        ===========      ============

See Notes to Financial Statements

        SUNAMERICA STRATEGIC BOND FUND
        PORTFOLIO PROFILE -- SEPTEMBER 30, 2011 -- (UNAUDITED)

INDUSTRY ALLOCATION*

                 Foreign Government Agencies............ 15.2%
                 Federal National Mtg. Assoc............  8.7
                 Diversified Financial Services.........  5.2
                 Federal Home Loan Mtg. Corp............  4.7
                 United States Treasury Notes...........  4.0
                 Oil Companies-Exploration & Production.  3.5
                 Diversified Banking Institutions.......  2.4
                 Banks-Commercial.......................  2.1
                 Time Deposits..........................  2.0
                 Repurchase Agreements..................  1.8
                 Cable/Satellite TV.....................  1.6
                 Pipelines..............................  1.5
                 Cellular Telecom.......................  1.5
                 Electric-Integrated....................  1.3
                 Telephone-Integrated...................  1.3
                 Coal...................................  1.3
                 Banks-Super Regional...................  1.2
                 Medical-Hospitals......................  1.1
                 United States Treasury Bonds...........  1.0
                 Paper & Related Products...............  0.9
                 Casino Hotels..........................  0.9
                 Rental Auto/Equipment..................  0.9
                 Independent Power Producers............  0.8
                 Insurance-Multi-line...................  0.8
                 Electric-Generation....................  0.8
                 Real Estate Investment Trusts..........  0.8
                 Government National Mtg. Assoc.........  0.8
                 Steel-Producers........................  0.7
                 Auto-Cars/Light Trucks.................  0.7
                 Oil Companies-Integrated...............  0.7
                 Diversified Manufacturing Operations...  0.7
                 Finance-Investment Banker/Broker.......  0.6
                 Finance-Auto Loans.....................  0.6
                 Finance-Other Services.................  0.6
                 Chemicals-Plastics.....................  0.6
                 Real Estate Operations & Development...  0.6
                 Telecom Services.......................  0.5
                 Containers-Paper/Plastic...............  0.5
                 Medical Products.......................  0.5
                 Medical-Drugs..........................  0.5
                 Airlines...............................  0.4
                 Building & Construction Products-Misc..  0.4
                 Containers-Metal/Glass.................  0.4
                 Auto/Truck Parts & Equipment-Original..  0.4
                 Banks-Special Purpose..................  0.4
                 Decision Support Software..............  0.4
                 Financial Guarantee Insurance..........  0.4
                 Medical Instruments....................  0.4
                 Building-Residential/Commercial........  0.4
                 Commercial Services....................  0.4
                 Oil-Field Services.....................  0.4
                 Consumer Products-Misc.................  0.4
                 Therapeutics...........................  0.4
                 Retail-Drug Store......................  0.3
                 Computer Services......................  0.3
                 Insurance-Life/Health..................  0.3
                 Real Estate Management/Services........  0.3
                 Non-Hazardous Waste Disposal...........  0.3
                 Broadcast Services/Program.............  0.3
                 Advertising Services...................  0.3

                   Special Purpose Entities............. 0.3%
                   Marine Services...................... 0.3
                   Building Products-Cement............. 0.3
                   Chemicals-Diversified................ 0.3
                   Retail-Restaurants................... 0.3
                   Oil Refining & Marketing............. 0.3
                   Retail-Toy Stores.................... 0.3
                   Transport-Services................... 0.3
                   Medical-Biomedical/Gene.............. 0.3
                   Music................................ 0.3
                   Banks-Money Center................... 0.3
                   Building-Heavy Construction.......... 0.3
                   Auto-Heavy Duty Trucks............... 0.2
                   Municipal Bonds...................... 0.2
                   Consulting Services.................. 0.2
                   Computers-Memory Devices............. 0.2
                   Insurance-Mutual..................... 0.2
                   Satellite Telecom.................... 0.2
                   Publishing-Newspapers................ 0.2
                   MRI/Medical Diagnostic Imaging....... 0.2
                   Firearms & Ammunition................ 0.2
                   Computer Graphics.................... 0.2
                   Distribution/Wholesale............... 0.2
                   Web Hosting/Design................... 0.2
                   Funeral Services & Related Items..... 0.2
                   Computers............................ 0.2
                   Aerospace/Defense.................... 0.2
                   Food-Canned.......................... 0.2
                   Semiconductor Equipment.............. 0.2
                   Capacitors........................... 0.2
                   Data Processing/Management........... 0.2
                   Gold Mining.......................... 0.2
                   Food-Misc............................ 0.2
                   Food-Retail.......................... 0.2
                   Sovereign Agency..................... 0.2
                   Electronic Components-Semiconductors. 0.2
                   Dialysis Centers..................... 0.2
                   Advanced Materials................... 0.2
                   Retail-Discount...................... 0.2
                   Private Corrections.................. 0.2
                   Retail-Propane Distribution.......... 0.2
                   Diversified Operations............... 0.2
                   Gas-Transportation................... 0.2
                   Chemicals-Specialty.................. 0.2
                   Theaters............................. 0.2
                   Seismic Data Collection.............. 0.2
                   Transport-Rail....................... 0.2
                   Cosmetics & Toiletries............... 0.1
                   Printing-Commercial.................. 0.1
                   Television........................... 0.1
                   Home Furnishings..................... 0.1
                   Casino Services...................... 0.1
                   Investment Companies................. 0.1
                   Aerospace/Defense-Equipment.......... 0.1
                   Regional Authority................... 0.1
                   Banks-Fiduciary...................... 0.1
                   Storage/Warehousing.................. 0.1
                   Import/Export........................ 0.1
                   Oil & Gas Drilling................... 0.1
                   Electric-Distribution................ 0.1

        SUNAMERICA STRATEGIC BOND FUND
        PORTFOLIO PROFILE -- SEPTEMBER 30, 2011 -- (UNAUDITED) (CONTINUED)


                     Metal-Aluminum..................  0.1%
                     Transport-Marine................  0.1
                     Wire & Cable Products...........  0.1
                     Oil Field Machinery & Equipment.  0.1
                     Retail-Apparel/Shoe.............  0.1
                     Gambling (Non-Hotel)............  0.1
                     Motion Pictures & Services......  0.1
                     Metal-Diversified...............  0.1
                     Transport-Air Freight...........  0.1
                     Electronics-Military............  0.1
                     Finance-Commercial..............  0.1
                     Retail-Consumer Electronics.....  0.1
                     Telecommunication Equipment.....  0.1
                     Wireless Equipment..............  0.1
                     Office Automation & Equipment...  0.1
                     Electronic Components-Misc......  0.1
                     Advertising Agencies............  0.1
                     Banks-Mortgage..................  0.1
                     Finance-Leasing Companies.......  0.1
                     Multimedia......................  0.1
                     Diversified Minerals............  0.1
                     Medical-HMO.....................  0.1
                     Metal-Copper....................  0.1
                     E-Commerce/Services.............  0.1
                     Metal-Iron......................  0.1
                     Petrochemicals..................  0.1
                     Gas-Distribution................  0.1
                                                      ----
                                                      97.8%
                                                      ====

--------
*Calculated as a percentage of net assets

CREDIT QUALITY ALLOCATION+#

                              AAA........    5.5%
                              AA.........   22.7
                              A..........    5.4
                              BBB........   14.6
                              BB.........   22.1
                              B..........   20.9
                              CCC........    4.2
                              CC.........    0.2
                              C..........    0.1
                              Not Rated@.    4.3
                                          ------
                                          100.00%
                                          ======

--------
*Calculated as a percentage of net assets.
+Source: Standard and Poor's
#Calculated as a percentage of total debt issues, excluding short-term securities.
@Represents debt issues that either have no rating, or the rating is unavailable from the data source.
COUNTRY ALLOCATION*

                         United States.......... 73.3%
                         Canada.................  1.7
                         Mexico.................  1.6
                         United Kingdom.........  1.5
                         Turkey.................  1.4
                         Philippines............  1.4
                         Brazil.................  1.3
                         Cayman Islands.........  1.2
                         Indonesia..............  1.2
                         Luxembourg.............  1.0
                         Russia.................  0.9
                         Switzerland............  0.8
                         Norway.................  0.8
                         Australia..............  0.7
                         Ireland................  0.7
                         Argentina..............  0.6
                         Germany................  0.6
                         Venezuela..............  0.5
                         Dominican Republic.....  0.5
                         Netherlands............  0.5
                         Peru...................  0.4
                         Colombia...............  0.4
                         Japan..................  0.4
                         Hungary................  0.4
                         Sweden.................  0.4
                         Austria................  0.3
                         Singapore..............  0.3
                         Serbia.................  0.3
                         Croatia................  0.3
                         Bermuda................  0.2
                         Ukraine................  0.2
                         Qatar..................  0.2
                         Sri Lanka..............  0.2
                         Chile..................  0.2
                         Lithuania..............  0.2
                         Belarus................  0.2
                         Poland.................  0.1
                         Uruguay................  0.1
                         British Virgin Islands.  0.1
                         France.................  0.1
                         Ivory Coast............  0.1
                         SupraNational..........  0.1
                         Kazakhstan.............  0.1
                         South Korea............  0.1
                         El Salvador............  0.1
                         Isle of Man............  0.1
                                                 ----
                                                 97.8%
                                                 ====

--------
*Calculated as a percentage of net assets

        SUNAMERICA STRATEGIC BOND FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2011 -- (UNAUDITED)


                                                    PRINCIPAL    VALUE
                 SECURITY DESCRIPTION               AMOUNT**    (NOTE 2)
      ------------------------------------------------------------------
      ASSET BACKED SECURITIES -- 4.7%
      DIVERSIFIED FINANCIAL SERVICES -- 4.7%
        Avis Budget Rental Car Funding AESOP LLC
         Series 2010-5A, Class A
         3.15% due 03/20/16*....................... $  500,000 $  515,125
        Banc of America Commercial Mtg., Inc.
         Series 2006-5, Class AM
         5.45% due 09/10/47(1).....................    500,000    428,005
        Banc of America Mtg. Securities, Inc.
         Series 2006-2, Class A15
         6.00% due 07/25/46(2).....................    111,931    109,972
        Cajun Global LLC
         Series 2011-1A, Class A2
         6.00% due 02/20/41*.......................    492,045    512,027
        Citibank Credit Card Issuance Trust,
         Series 2008-A1, Class A1
         5.35% due 02/07/20........................  1,500,000  1,776,999
        Citibank Omni Master Trust
         Series 2009-A17, Class A17
         4.90% due 11/15/18*.......................  1,000,000  1,088,786
        Countrywide Asset-Backed Certs. FRS
         Series 2004-BC2, Class M2
         1.81% due 02/25/34........................     89,641     77,923
        Countrywide Home Loan Mtg. Pass Through
         Trust, VRS
         Series 2004-22, Class A2
         3.03% due 11/25/34(2).....................    116,345     87,536
        Dominos Pizza Master Issuer LLC
         Series 2007-1, Class A2
         5.26% due 04/25/37*.......................    391,000    394,910
        Entergy Arkansas Restoration Funding LLC
         Series 2010A, Class A1
         2.30% due 08/01/21........................    241,649    249,120
        GE Capital Commercial Mtg. Corp.
         Series 2007-C1, Class A4
         5.54% due 12/10/49(1).....................  2,000,000  2,093,264
        GS Mtg. Securities Corp. II
         Series 2006-GG8, Class AM
         5.59% due 11/10/39(1).....................  1,000,000    905,491
        GS Mtg. Securities Trust VRS
         Series 2007-GG10, Class A4
         5.98% due 08/10/45(1).....................  2,682,744  2,787,143
        GSAA Trust VRS
         Series 2006-11, Class 2A2
         0.39% due 07/25/36........................  5,408,775  2,118,125
        Harborview Mtg. Loan Trust VRS
         Series 2006-14, Class 2A1A
         0.38% due 01/25/47(2).....................  2,224,707  1,159,837
        JP Morgan Mtg. Acquisition Corp. VRS
         Series 2006-CH2, Class AV3
         0.33% due 10/25/36........................  1,500,000  1,235,584
        LB-UBS Commercial Mtg. Trust VRS
         Series 2007-C7, Class AM
         6.37% due 09/15/45(1).....................  1,500,000  1,234,111
        Merrill Lynch Mtg. Investors, Inc. VRS
         Series 2005-A9, Class 3A1
         2.79% due 12/25/35(2).....................  1,019,907    780,554
        Merrill Lynch/Countrywide Commercial Mtg.
         Trust VRS
         Series 2007-8, Class AM
         6.17% due 08/12/49(1).....................    500,000    442,826

                                                     PRINCIPAL    VALUE
                 SECURITY DESCRIPTION                AMOUNT**    (NOTE 2)
    ----------------------------------------------------------------------
    DIVERSIFIED FINANCIAL SERVICES (CONTINUED)
      Morgan Stanley Capital I
       Series 2006-IQ12, Class AJ
       5.40% due 12/15/43(1)........................ $2,119,600 $ 1,208,172
      Morgan Stanley Capital I VRS
       Series 2005-IQ10, Class B
       5.47% due 09/15/42(1)........................    200,000     185,691
      Morgan Stanley Capital I VRS
       Series 2007-T27, Class AJ
       5.79% due 06/11/42(1)........................  2,500,000   2,016,340
      Morgan Stanley Capital I VRS
       Series 2006-HQ9, Class B
       5.83% due 07/05/44(1)........................  1,000,000     787,875
      Morgan Stanley Capital I VRS
       Series 2007-IQ15, Class AM
       6.08% due 06/11/49(1)........................    500,000     412,304
      Sierra Receivables Funding Co. LLC
       Series 2010-3A, Class A
       3.51% due 11/20/25*..........................    120,461     121,926
      Sonic Capital LLC
       Series 2011-1A, Class A2
       5.44% due 05/20/41*..........................    863,280     878,387
      Wachovia Bank Commercial Mtg. Trust VRS
       Series 2003-C7, Class J
       5.36% due 10/15/35*(1).......................  2,750,000   1,916,189
      Wells Fargo Mtg. Backed Securities Trust FRS
       Series 2006-8, Class A2
       0.63% due 07/25/36(2)........................    716,624     696,779
                                                                -----------
    TOTAL ASSET BACKED SECURITIES
       (cost $29,089,953)...........................             26,221,001
                                                                -----------
    U.S. CORPORATE BONDS & NOTES -- 44.4%
    ADVANCED MATERIALS -- 0.2%
      Polymer Group, Inc.
       Senior Sec. Notes
       7.75% due 02/01/19*..........................  1,000,000     997,500
                                                                -----------
    ADVERTISING AGENCIES -- 0.1%
      Interpublic Group of Cos., Inc.
       Senior Notes
       6.25% due 11/15/14...........................    341,000     359,755
                                                                -----------
    ADVERTISING SERVICES -- 0.3%
      Checkout Holding Corp.
       Senior Notes
       zero coupon due 11/15/15*....................  1,220,000     667,950
      Visant Corp.
       Company Guar. Notes
       10.00% due 10/01/17..........................  1,200,000   1,110,000
                                                                -----------
                                                                  1,777,950
                                                                -----------
    AEROSPACE/DEFENSE -- 0.2%
      Lockheed Martin Corp.
       Senior Notes
       3.35% due 09/15/21...........................    400,000     396,050
      Lockheed Martin Corp.
       Senior Notes
       4.25% due 11/15/19...........................    302,000     328,357
      Lockheed Martin Corp.
       Senior Notes
       6.15% due 09/01/36...........................    373,000     451,872
                                                                -----------
                                                                  1,176,279
                                                                -----------

        SUNAMERICA STRATEGIC BOND FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2011 -- (UNAUDITED)
        (CONTINUED)


                                                     PRINCIPAL    VALUE
                  SECURITY DESCRIPTION               AMOUNT**    (NOTE 2)
      --------------------------------------------------------------------
      U.S. CORPORATE BONDS & NOTES (CONTINUED)
      AEROSPACE/DEFENSE-EQUIPMENT -- 0.1%
        BE Aerospace, Inc.
         Senior Notes
         6.88% due 10/01/20......................... $  650,000 $  677,625
                                                                ----------
      AIRLINES -- 0.4%
        Atlas Air, Inc.
         Pass Through Certs.
         Series 1991-1, Class A-2
         6.88% due 04/02/14.........................     58,582     53,896
        Atlas Air, Inc.
         Pass Through Certs.
         Series 1991-1, Class A-1
         7.20% due 01/02/19.........................  1,117,569  1,039,339
        Atlas Air, Inc.
         Pass Through Certs.
         Series 1991-1, Class B
         7.63% due 01/02/15.........................     31,316     25,679
        Delta Air Lines, Inc.
         Senior Sec. Notes
         9.50% due 09/15/14*........................  1,185,000  1,220,550
                                                                ----------
                                                                 2,339,464
                                                                ----------
      APPLICATIONS SOFTWARE -- 0.0%
        SS&C Technologies, Inc.
         Company Guar. Notes
         11.75% due 12/01/13........................    237,000    239,370
                                                                ----------
      AUTO-CARS/LIGHT TRUCKS -- 0.5%
        Chrysler Group LLC/CG Co-Issuer, Inc.
         Senior Sec. Notes
         8.25% due 06/15/21*........................  2,240,000  1,724,800
        Daimler Finance North America LLC FRS
         Company Guar. Notes
         0.97% due 03/28/14*........................    626,000    626,063
        Daimler Finance North America LLC
         Company Guar. Notes
         3.88% due 09/15/21*........................    250,000    243,882
                                                                ----------
                                                                 2,594,745
                                                                ----------
      AUTO-HEAVY DUTY TRUCKS -- 0.2%
        Navistar International Corp.
         Company Guar. Notes
         8.25% due 11/01/21.........................  1,390,000  1,426,487
                                                                ----------
      AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL -- 0.4%
        Cooper-Standard Automotive, Inc.
         Company Guar. Notes
         8.50% due 05/01/18.........................  1,250,000  1,281,250
        Dana Holding Corp.
         Senior Notes
         6.75% due 02/15/21.........................  1,175,000  1,116,250
                                                                ----------
                                                                 2,397,500
                                                                ----------
      AUTO/TRUCK PARTS & EQUIPMENT-REPLACEMENT -- 0.0%
        Exide Corp.
         Escrow Notes
         10.00% due 03/15/25(3)(4)+.................    225,000          0
                                                                ----------
      BANKS-COMMERCIAL -- 0.7%
        Associated Banc-Corp.
         Senior Notes
         5.13% due 03/28/16.........................    784,000    815,795

                                                   PRINCIPAL    VALUE
                  SECURITY DESCRIPTION             AMOUNT**    (NOTE 2)
        ---------------------------------------------------------------
        BANKS-COMMERCIAL (CONTINUED)
          Branch Banking & Trust Co. FRS
           Sub. Notes
           0.60% due 05/23/17..................... $  280,000 $  253,580
          CIT Group, Inc.
           Sec. Notes
           7.00% due 05/01/17.....................  2,260,714  2,192,892
          KeyBank NA
           Sub. Notes
           7.41% due 10/15/27.....................    128,000    140,263
          Regions Bank
           Sub. Notes
           7.50% due 05/15/18.....................    224,000    221,480
          Zions Bancorp
           Senior Notes
           7.75% due 09/23/14.....................    416,000    438,556
                                                              ----------
                                                               4,062,566
                                                              ----------
        BANKS-FIDUCIARY -- 0.1%
          State Street Capital Trust IV FRS
           Ltd. Guar. Notes
           1.35% due 06/15/37.....................    919,000    629,692
                                                              ----------
        BANKS-MONEY CENTER -- 0.2%
          Comerica Bank
           Sub. Notes
           5.20% due 08/22/17.....................    253,000    275,979
          Dresdner Funding Trust I
           Jr. Sub. Bonds
           8.15% due 06/30/31*....................  1,135,000    686,675
                                                              ----------
                                                                 962,654
                                                              ----------
        BANKS-SUPER REGIONAL -- 1.0%
          BAC Capital Trust XIII FRS
           Limited Guar. Notes
           0.75% due 03/15/43(5)..................  1,070,000    568,935
          Banc One Corp.
           Sub. Debentures
           8.00% due 04/29/27.....................    135,000    174,483
          Bank of America NA
           Sub. Notes
           5.30% due 03/15/17.....................    436,000    393,777
          Capital One Capital VI
           Ltd. Guar. Notes
           8.88% due 05/15/40.....................    288,000    292,243
          Capital One Financial Corp. FRS
           Senior Notes
           1.40% due 07/15/14.....................    346,000    344,765
          Capital One Financial Corp.
           Senior Notes
           3.15% due 07/15/16.....................     66,000     65,339
          Huntington Bancshares, Inc.
           Sub. Notes
           7.00% due 12/15/20.....................    213,000    241,085
          JPMorgan Chase Bank NA
           Sub. Notes
           5.88% due 06/13/16.....................    213,000    225,259
          PNC Financial Services Group, Inc. FRS
           Jr. Sub. Notes
           6.75% due 02/01/12(5)..................    852,000    809,400

        SUNAMERICA STRATEGIC BOND FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2011 -- (UNAUDITED)
        (CONTINUED)


                                                     PRINCIPAL    VALUE
                  SECURITY DESCRIPTION               AMOUNT**    (NOTE 2)
     ---------------------------------------------------------------------
     U.S. CORPORATE BONDS & NOTES (CONTINUED)
     BANKS-SUPER REGIONAL (CONTINUED)
       PNC Preferred Funding Trust II FRS
        Jr. Sub. Bonds
        6.11% due 12/15/11*(5)...................... $  427,000 $  315,980
       SunTrust Banks, Inc.
        Senior Notes
        6.00% due 09/11/17..........................    205,000    226,482
       SunTrust Banks, Inc.
        Sub. Notes
        6.00% due 02/15/26..........................     38,000     37,536
       Wachovia Capital Trust III FRS
        Ltd. Guar. Notes
        5.80% due 12/15/11(5).......................    319,000    261,580
       Wachovia Corp. FRS
        Senior Notes
        0.62% due 06/15/17..........................    410,000    369,749
       Wells Fargo & Co. FRS
        Senior Notes
        0.45% due 10/28/15..........................    470,000    441,333
       Wells Fargo & Co. FRS
        Jr. Sub. Bonds
        7.98% due 03/15/18(5).......................    235,000    242,050
       Wells Fargo Bank NA FRS
        Sub. Notes
        0.50% due 05/16/16..........................    350,000    310,208
                                                                ----------
                                                                 5,320,204
                                                                ----------
     BROADCAST SERVICES/PROGRAM -- 0.3%
       Fisher Communications, Inc.
        Company Guar. Notes
        8.63% due 09/15/14..........................    629,000    627,427
       Nexstar Broadcasting, Inc./Mission
        Broadcasting, Inc.
        Sec. Notes
        8.88% due 04/15/17..........................  1,250,000  1,234,375
                                                                ----------
                                                                 1,861,802
                                                                ----------
     BUILDING & CONSTRUCTION PRODUCTS-MISC. -- 0.2%
       Building Materials Corp. of America
        Senior Notes
        6.75% due 05/01/21*.........................  1,250,000  1,187,500
                                                                ----------
     BUILDING PRODUCTS-CEMENT -- 0.2%
       Cemex Finance LLC
        Senior Sec. Notes
        9.50% due 12/14/16..........................  1,815,000  1,324,209
                                                                ----------
     BUILDING-HEAVY CONSTRUCTION -- 0.2%
       New Enterprise Stone & Lime Co.
        Senior Notes
        11.00% due 09/01/18*........................  1,238,000    981,115
                                                                ----------
     BUILDING-RESIDENTIAL/COMMERCIAL -- 0.4%
       Beazer Homes USA, Inc.
        Company Guar. Notes
        9.13% due 05/15/19..........................    800,000    508,000
       KB Home
        Company Guar. Notes
        9.10% due 09/15/17..........................    850,000    722,500

                                                        PRINCIPAL    VALUE
                  SECURITY DESCRIPTION                  AMOUNT**    (NOTE 2)
   -------------------------------------------------------------------------
   BUILDING-RESIDENTIAL/COMMERCIAL (CONTINUED)
     Standard Pacific Corp.
      Sec. Notes
      8.38% due 05/15/18............................... $1,000,000 $  850,000
                                                                   ----------
                                                                    2,080,500
                                                                   ----------
   CABLE/SATELLITE TV -- 1.6%
     CCO Holdings LLC/CCO Holdings Capital Corp.
      Company Guar. Notes
      6.50% due 04/30/21...............................  1,925,000  1,819,125
     Comcast Corp.
      Company Guar. Notes
      5.65% due 06/15/35...............................    249,000    260,660
     Comcast Corp.
      Company Guar. Notes
      5.90% due 03/15/16...............................  1,190,000  1,361,436
     COX Communications, Inc.
      Senior Notes
      5.45% due 12/15/14...............................    374,000    414,117
     COX Communications, Inc.
      Senior Notes
      5.88% due 12/01/16*..............................    624,000    706,758
     CSC Holdings LLC
      Senior Notes
      7.88% due 02/15/18...............................  1,090,000  1,144,500
     DIRECTV Holdings LLC/DIRECTV Financing Co.,
      Inc.
      Company Guar. Notes
      6.38% due 03/01/41...............................    381,000    426,287
     Echostar DBS Corp.
      Company Guar. Notes
      7.75% due 05/31/15...............................    912,000    934,800
     Insight Communications Co., Inc.
      Senior Notes
      9.38% due 07/15/18*..............................  1,125,000  1,260,000
     TCI Communications, Inc.
      Senior Notes
      7.13% due 02/15/28...............................    250,000    306,326
     Time Warner Cable, Inc.
      Company Guar. Notes
      5.50% due 09/01/41...............................    385,000    380,537
                                                                   ----------
                                                                    9,014,546
                                                                   ----------
   CAPACITORS -- 0.2%
     Kemet Corp.
      Senior Sec. Notes
      10.50% due 05/01/18..............................  1,075,000  1,128,750
                                                                   ----------
   CASINO HOTELS -- 0.9%
     CityCenter Holdings LLC/CityCenter Finance Corp.
      Sec. Notes
      10.75% due 01/15/17*(6)..........................  1,504,206  1,365,067
     Downstream Development Authority of the
      Quapaw Tribe of Oklahoma
      Senior Sec. Notes
      10.50% due 07/01/19*.............................  1,610,000  1,517,425
     Harrah's Operating Co., Inc.
      Senior Sec. Notes
      11.25% due 06/01/17..............................  1,300,000  1,311,375

        SUNAMERICA STRATEGIC BOND FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2011 -- (UNAUDITED)
        (CONTINUED)


                                                     PRINCIPAL    VALUE
                 SECURITY DESCRIPTION                AMOUNT**    (NOTE 2)
     --------------------------------------------------------------------
     U.S. CORPORATE BONDS & NOTES (CONTINUED)
     CASINO HOTELS (CONTINUED)
       MGM Mirage, Inc.
        Senior Sec. Notes
        11.13% due 11/15/17......................... $  551,000 $  604,722
                                                                ----------
                                                                 4,798,589
                                                                ----------
     CASINO SERVICES -- 0.1%
       Chukchansi Economic Development Authority
        Senior Notes
        8.00% due 11/15/13*.........................  1,045,000    707,988
                                                                ----------
     CELLULAR TELECOM -- 1.1%
       Nextel Communications, Inc.
        Company Guar. Notes
        7.38% due 08/01/15..........................  5,200,000  4,927,000
       NII Capital Corp.
        Company Guar. Notes
        7.63% due 04/01/21..........................  1,475,000  1,463,937
                                                                ----------
                                                                 6,390,937
                                                                ----------
     CHEMICALS-DIVERSIFIED -- 0.0%
       PPG Industries, Inc.
        Senior Notes
        1.90% due 01/15/16..........................     64,000     63,717
       PPG Industries, Inc.
        Senior Notes
        5.50% due 11/15/40..........................    129,000    147,517
                                                                ----------
                                                                   211,234
                                                                ----------
     CHEMICALS-PLASTICS -- 0.3%
       Hexion US Finance Corp./Hexion Nova Scotia
        Finance ULC
        Senior Sec. Notes
        8.88% due 02/01/18..........................  1,904,000  1,570,800
                                                                ----------
     CHEMICALS-SPECIALTY -- 0.2%
       Eastman Chemical Co.
        Senior Notes
        7.25% due 01/15/24..........................    471,000    580,141
       Lubrizol Corp.
        Company Guar. Notes
        6.50% due 10/01/34..........................    248,000    328,481
                                                                ----------
                                                                   908,622
                                                                ----------
     COAL -- 1.3%
       Alpha Natural Resources, Inc.
        Company Guar. Notes
        6.00% due 06/01/19..........................  1,525,000  1,425,875
       Consol Energy, Inc.
        Company Guar. Notes
        8.25% due 04/01/20..........................    625,000    657,812
       Foresight Energy LLC/Foresight Energy Corp.
        Company Guar. Notes
        9.63% due 08/15/17*.........................  1,600,000  1,616,000
       James River Escrow, Inc.
        Company Guar. Notes
        7.88% due 04/01/19*.........................  1,200,000  1,008,000
       Patriot Coal Corp.
        Company Guar. Notes
        8.25% due 04/30/18..........................  1,469,000  1,307,410

                                                     PRINCIPAL    VALUE
                  SECURITY DESCRIPTION               AMOUNT**    (NOTE 2)
      -------------------------------------------------------------------
      COAL (CONTINUED)
        SunCoke Energy, Inc.
         Company Guar. Notes
         7.63% due 08/01/19*........................ $  980,000 $  957,950
                                                                ----------
                                                                 6,973,047
                                                                ----------
      COMMERCIAL SERVICES -- 0.4%
        Ceridian Corp.
         Company Guar. Notes
         11.25% due 11/15/15........................  2,465,000  2,033,625
                                                                ----------
      COMPUTER GRAPHICS -- 0.2%
        Eagle Parent, Inc.
         Senior Notes
         8.63% due 05/01/19*........................  1,360,000  1,230,800
                                                                ----------
      COMPUTER SERVICES -- 0.3%
        Affiliated Computer Services, Inc.
         Senior Notes
         5.20% due 06/01/15.........................    265,000    290,929
        Compucom Systems, Inc.
         Senior Sub. Notes
         12.50% due 10/01/15*.......................  1,188,000  1,193,940
        International Business Machines Corp.
         Senior Notes
         6.22% due 08/01/27.........................    375,000    480,590
                                                                ----------
                                                                 1,965,459
                                                                ----------
      COMPUTERS -- 0.2%
        Hewlett-Packard Co.
         Senior Notes
         3.00% due 09/15/16.........................    598,000    602,987
        Hewlett-Packard Co.
         Senior Notes
         6.00% due 09/15/41.........................    552,000    582,211
                                                                ----------
                                                                 1,185,198
                                                                ----------
      CONSULTING SERVICES -- 0.2%
        FTI Consulting, Inc.
         Company Guar. Notes
         6.75% due 10/01/20.........................  1,450,000  1,399,250
                                                                ----------
      CONSUMER PRODUCTS-MISC. -- 0.4%
        American Achievement Corp.
         Sec. Notes
         10.88% due 04/15/16*.......................    970,000    737,200
        Reynolds Group Issuer, Inc./Reynolds Group
         Issuer LLC
         Senior Sec. Notes
         7.88% due 08/15/19*........................  1,310,000  1,264,150
                                                                ----------
                                                                 2,001,350
                                                                ----------
      CONTAINERS-METAL/GLASS -- 0.4%
        Ball Corp.
         Company Guar. Notes
         7.38% due 09/01/19.........................    200,000    211,000
        Crown Americas LLC/Crown Americas Capital
         Corp. III
         Senior Notes
         6.25% due 02/01/21*........................    950,000    950,000

        SUNAMERICA STRATEGIC BOND FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2011 -- (UNAUDITED)
        (CONTINUED)


                                                  PRINCIPAL    VALUE
                  SECURITY DESCRIPTION            AMOUNT**    (NOTE 2)
        ---------------------------------------------------------------
        U.S. CORPORATE BONDS & NOTES (CONTINUED)
        CONTAINERS-METAL/GLASS (CONTINUED)
          Crown Cork & Seal Co., Inc.
           Senior Notes
           7.38% due 12/15/26.................... $1,285,000 $1,272,150
                                                             ----------
                                                              2,433,150
                                                             ----------
        CONTAINERS-PAPER/PLASTIC -- 0.5%
          Graphic Packaging International, Inc.
           Company Guar. Notes
           9.50% due 06/15/17....................    750,000    802,500
          Packaging Dynamics Corp.
           Senior Sec. Notes
           8.75% due 02/01/16*...................  1,475,000  1,445,500
          Sealed Air Corp.
           Senior Notes
           8.13% due 09/15/19*...................    645,000    651,450
                                                             ----------
                                                              2,899,450
                                                             ----------
        COSMETICS & TOILETRIES -- 0.1%
          Revlon Consumer Products Corp.
           Sec. Notes
           9.75% due 11/15/15....................    800,000    838,000
                                                             ----------
        DATA PROCESSING/MANAGEMENT -- 0.2%
          Audatex North America, Inc.
           Company Guar. Notes
           6.75% due 06/15/18*...................  1,120,000  1,111,600
                                                             ----------
        DECISION SUPPORT SOFTWARE -- 0.4%
          PGS Solutions
           Company Guar. Notes
           9.63% due 02/15/15....................  2,197,000  2,290,372
                                                             ----------
        DIALYSIS CENTERS -- 0.2%
          DaVita, Inc.
           Company Guar. Notes
           6.63% due 11/01/20....................  1,050,000  1,008,000
                                                             ----------
        DISTRIBUTION/WHOLESALE -- 0.2%
          McJunkin Red Man Corp.
           Senior Sec. Notes
           9.50% due 12/15/16....................  1,325,000  1,212,375
                                                             ----------
        DIVERSIFIED BANKING INSTITUTIONS -- 1.6%
          BAC Capital Trust XV FRS
           Limited Guar. Notes
           1.13% due 06/01/56....................    250,000    133,970
          Bank of America Corp. FRS
           Senior Notes
           1.80% due 07/11/14....................    408,000    363,135
          Bank of America Corp.
           Senior Notes
           3.75% due 07/12/16....................    100,000     90,981
          Bank of America Corp.
           Senior Notes
           5.00% due 05/13/21....................    430,000    383,626
          Bank of America Corp.
           Sub. Notes
           5.42% due 03/15/17....................    360,000    312,755
          Bank of America Corp. FRS
           Jr. Sub. Notes
           8.13% due 05/15/18(5).................  1,305,000  1,109,446

                                                    PRINCIPAL    VALUE
                  SECURITY DESCRIPTION              AMOUNT**    (NOTE 2)
      -------------------------------------------------------------------
      DIVERSIFIED BANKING INSTITUTIONS (CONTINUED)
        Citigroup, Inc.
         Sub. Notes
         4.88% due 05/07/15........................ $  356,000 $  355,718
        Citigroup, Inc.
         Sub. Notes
         5.50% due 02/15/17........................    810,000    806,306
        Citigroup, Inc.
         Senior Notes
         6.00% due 08/15/17........................    112,000    118,858
        GMAC LLC
         Sub. Notes
         8.00% due 12/31/18........................  1,825,000  1,660,750
        Goldman Sachs Group, Inc.
         Sub. Notes
         5.63% due 01/15/17........................    116,000    112,528
        Goldman Sachs Group, Inc.
         Senior Notes
         5.95% due 01/18/18........................    221,000    227,527
        Goldman Sachs Group, Inc.
         Sub. Notes
         6.75% due 10/01/37........................    419,000    383,277
        JPMorgan Chase & Co. FRS
         Sub. Notes
         1.53% due 09/01/15........................    451,000    438,261
        JPMorgan Chase & Co.
         Senior Notes
         3.45% due 03/01/16........................    235,000    235,969
        JPMorgan Chase & Co.
         Sub. Notes
         6.13% due 06/27/17........................    445,000    486,565
        JPMorgan Chase & Co. FRS
         Jr. Sub Notes
         7.90% due 04/29/49(5).....................    200,000    206,002
        JPMorgan Chase Capital XXIII FRS
         Limited Guar. Bonds
         1.29% due 05/15/77........................    105,000     70,506
        Morgan Stanley
         Senior Notes
         5.55% due 04/27/17........................    386,000    371,737
        Morgan Stanley
         Senior Notes
         5.63% due 09/23/19........................    272,000    255,155
        Morgan Stanley
         Senior Notes
         6.63% due 04/01/18........................    471,000    467,261
        Nationsbank Corp.
         Sub. Notes
         7.25% due 10/15/25........................    117,000    112,837
                                                               ----------
                                                                8,703,170
                                                               ----------
      DIVERSIFIED FINANCIAL SERVICES -- 0.5%
        General Electric Capital Corp.
         Senior Notes
         4.38% due 09/16/20........................    335,000    340,880
        General Electric Capital Corp.
         Senior Notes
         5.88% due 01/14/38........................    504,000    516,583

        SUNAMERICA STRATEGIC BOND FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2011 -- (UNAUDITED)
        (CONTINUED)


                                                       PRINCIPAL    VALUE
                  SECURITY DESCRIPTION                 AMOUNT**    (NOTE 2)
    -----------------------------------------------------------------------
    U.S. CORPORATE BONDS & NOTES (CONTINUED)
    DIVERSIFIED FINANCIAL SERVICES (CONTINUED)
      General Electric Capital Corp.
       Senior Notes
       6.75% due 03/15/32............................. $1,609,000 $1,836,788
                                                                  ----------
                                                                   2,694,251
                                                                  ----------
    DIVERSIFIED MANUFACTURING OPERATIONS -- 0.6%
      3M Co.
       Senior Notes
       1.38% due 09/29/16.............................    715,000    711,133
      Exelis, Inc.
       Company Guar. Notes
       5.55% due 10/01/21*............................    508,000    516,573
      General Electric Co.
       Senior Notes
       5.25% due 12/06/17.............................    190,000    211,102
      Harland Clarke Holdings Corp.
       Company Guar. Notes
       9.50% due 05/15/15.............................    850,000    629,000
      Harsco Corp.
       Senior Notes
       2.70% due 10/15/15.............................    436,000    443,547
      Pentair, Inc.
       Company Guar. Notes
       5.00% due 05/15/21.............................    265,000    276,747
      Textron, Inc.
       Senior Notes
       4.63% due 09/21/16.............................    448,000    453,477
                                                                  ----------
                                                                   3,241,579
                                                                  ----------
    E-COMMERCE/SERVICES -- 0.1%
      Expedia, Inc.
       Company Guar. Notes
       8.50% due 07/01/16.............................    265,000    290,931
                                                                  ----------
    ELECTRIC-DISTRIBUTION -- 0.1%
      Oglethorpe Power Corp.
       1/st/. Mtg. Notes
       5.38% due 11/01/40.............................    530,000    601,028
                                                                  ----------
    ELECTRIC-GENERATION -- 0.6%
      AES Corp.
       Senior Notes
       8.00% due 10/15/17.............................  1,595,000  1,602,975
      Edison Mission Energy
       Senior Notes
       7.63% due 05/15/27.............................  1,475,000    811,250
      Homer City Funding LLC
       Senior Sec. Notes
       8.14% due 10/01/19.............................    397,440    333,850
      Midwest Generation LLC
       Pass Through Certs., Series B
       8.56% due 01/02/16.............................    324,813    319,941
      Reliant Energy Mid-Atlantic Power Holdings LLC
       Pass Through Certs., Series B
       9.24% due 07/02/17.............................    421,927    430,366
                                                                  ----------
                                                                   3,498,382
                                                                  ----------

                                               PRINCIPAL    VALUE
                 SECURITY DESCRIPTION          AMOUNT**    (NOTE 2)
           --------------------------------------------------------
           ELECTRIC-INTEGRATED -- 1.3%
             Arizona Public Service Co.
              Senior Notes
              5.05% due 09/01/41.............. $  152,000 $  165,660
             Cleco Power LLC
              Senior Notes
              6.00% due 12/01/40..............    224,000    265,936
             CMS Energy Corp.
              Senior Notes
              2.75% due 05/15/14..............    382,000    373,950
             CMS Energy Corp.
              Senior Notes
              6.25% due 02/01/20..............  1,018,000  1,049,358
             Dominion Resources, Inc.
              Senior Notes
              5.25% due 08/01/33..............    525,000    595,804
             Duquesne Light Holdings, Inc.
              Senior Notes
              5.90% due 12/01/21*.............    237,000    240,159
             Entergy Mississippi, Inc.
              1/st/ Mtg. Notes
              3.25% due 06/01/16..............    108,000    111,710
             Exelon Corp.
              Senior Notes
              5.63% due 06/15/35..............    225,000    234,782
             Georgia Power Co.
              Senior Notes
              3.00% due 04/15/16..............    180,000    188,567
             Great Plains Energy, Inc.
              Senior Notes
              4.85% due 06/01/21..............    162,000    170,567
             Kansas City Power & Light Co.
              Senior Notes
              5.30% due 10/01/41..............    391,000    399,891
             Mirant Mid-Atlantic LLC
              Pass Through Certs., Series B
              9.13% due 06/30/17..............    463,260    472,526
             Oncor Electric Delivery Co. LLC
              Senior Sec. Notes
              7.00% due 09/01/22..............    430,000    541,871
             Pacific Gas & Electric Co.
              Senior Notes
              6.05% due 03/01/34..............    294,000    350,897
             PPL Electric Utilities Corp.
              1/st/ Mtg. Notes
              5.20% due 07/15/41..............     65,000     76,601
             PSEG Power LLC
              Company Guar. Notes
              4.15% due 09/15/21..............    356,000    356,629
             Puget Energy, Inc.
              Senior Sec. Notes
              6.00% due 09/01/21..............    504,000    499,892
             SCANA Corp.
              Senior Notes
              4.75% due 05/15/21..............    261,000    274,820
             Southern Energy, Inc.
              Escrow Notes
              7.90% due 07/15/09(3)(4)+.......  1,550,000          0

        SUNAMERICA STRATEGIC BOND FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2011 -- (UNAUDITED)
        (CONTINUED)


                                                       PRINCIPAL    VALUE
                  SECURITY DESCRIPTION                 AMOUNT**    (NOTE 2)
    -----------------------------------------------------------------------
    U.S. CORPORATE BONDS & NOTES (CONTINUED)
    ELECTRIC-INTEGRATED (CONTINUED)
      Texas Competitive Electric Holdings Co. LLC/
       TCEH Finance, Inc.
       Senior Sec. Notes
       11.50% due 10/01/20*........................... $1,270,000 $1,016,000
                                                                  ----------
                                                                   7,385,620
                                                                  ----------
    ELECTRONIC COMPONENTS-MISC. -- 0.1%
      Jabil Circuit, Inc.
       Senior Notes
       5.63% due 12/15/20.............................    370,000    360,750
                                                                  ----------
    ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 0.2%
      Freescale Semiconductor, Inc.
       Senior Sec. Notes
       9.25% due 04/15/18*............................    725,000    744,938
      National Semiconductor Corp.
       Senior Notes
       6.60% due 06/15/17.............................    262,000    312,564
                                                                  ----------
                                                                   1,057,502
                                                                  ----------
    ELECTRONICS-MILITARY -- 0.1%
      L-3 Communications Corp.
       Company Guar. Notes
       4.75% due 07/15/20.............................    378,000    391,199
                                                                  ----------
    FINANCE-AUTO LOANS -- 0.6%
      Ford Motor Credit Co. LLC
       Senior Notes
       5.00% due 05/15/18.............................    641,000    619,152
      Ford Motor Credit Co. LLC
       Senior Notes
       5.88% due 08/02/21.............................  1,723,000  1,713,839
      General Motors Financial Co., Inc.
       Company Guar. Notes
       6.75% due 06/01/18*............................  1,100,000  1,078,000
                                                                  ----------
                                                                   3,410,991
                                                                  ----------
    FINANCE-COMMERCIAL -- 0.1%
      Textron Financial Corp.
       Senior Notes
       5.40% due 04/28/13.............................    377,000    386,827
                                                                  ----------
    FINANCE-CREDIT CARD -- 0.0%
      Capital One Capital III Ltd.
       Guar. Bonds
       7.69% due 08/15/36.............................    132,000    129,030
                                                                  ----------
    FINANCE-INVESTMENT BANKER/BROKER -- 0.5%
      GFI Group, Inc.
       Senior Notes
       8.38% due 07/19/18*............................    351,000    326,430
      Jefferies Group, Inc.
       Senior Notes
       5.13% due 04/13/18.............................    439,000    411,125
      Lehman Brothers Holdings Capital Trust VII FRS
       Limited Guar. Notes
       5.86% due 05/31/12(5)(9)(10)+..................    222,000         22
      Lehman Brothers Holdings, Inc.
       Sub. Notes
       6.75% due 12/28/17(9)(10)+.....................    280,000        140

                                                      PRINCIPAL    VALUE
                 SECURITY DESCRIPTION                 AMOUNT**    (NOTE 2)
    ----------------------------------------------------------------------
    FINANCE-INVESTMENT BANKER/BROKER (CONTINUED)
      Lehman Brothers Holdings, Inc.
       Sub. Notes
       7.50% due 05/11/38(9)(10)+.................... $  361,000 $      181
      Merrill Lynch & Co., Inc.
       Sub. Notes
       6.05% due 05/16/16............................    400,000    359,974
      Merrill Lynch & Co., Inc.
       Sub. Notes
       7.75% due 05/14/38............................    134,000    124,507
      MF Global Holdings, Ltd.
       Senior Notes
       6.25% due 08/08/16............................    225,000    214,127
      Oppenheimer Holdings, Inc.
       Senior Sec. Notes
       8.75% due 04/15/18............................  1,075,000  1,048,125
      Scottrade Financial Services, Inc.
       Senior Notes
       6.13% due 07/11/21*...........................    423,000    440,158
                                                                 ----------
                                                                  2,924,789
                                                                 ----------
    FINANCE-LEASING COMPANIES -- 0.1%
      Boeing Capital Corp.
       Senior Notes
       2.13% due 08/15/16............................    154,000    155,829
      Boeing Capital Corp.
       Senior Notes
       2.90% due 08/15/18............................    183,000    189,060
                                                                 ----------
                                                                    344,889
                                                                 ----------
    FINANCE-OTHER SERVICES -- 0.3%
      SquareTwo Financial Corp.
       Sec. Notes
       11.63% due 04/01/17...........................  1,509,000  1,433,550
                                                                 ----------
    FINANCIAL GUARANTEE INSURANCE -- 0.4%
      Assured Guaranty Municipal Holdings, Inc. FRS
       Company Guar. Notes
       6.40% due 12/15/66*...........................  3,135,000  2,257,200
                                                                 ----------
    FIREARMS & AMMUNITION -- 0.2%
      FGI Operating Co, Inc.
       Senior Sec. Notes
       10.25% due 08/01/15...........................  1,192,000  1,239,680
                                                                 ----------
    FOOD-CANNED -- 0.2%
      Blue Merger Sub, Inc.
       Company Guar. Notes
       7.63% due 02/15/19*...........................  1,375,000  1,161,875
                                                                 ----------
    FOOD-MISC. -- 0.2%
      Kraft Foods, Inc.
       Senior Notes
       6.50% due 02/09/40............................    903,000  1,103,844
                                                                 ----------
    FOOD-RETAIL -- 0.2%
      Ahold Finance USA LLC
       Company Guar. Notes
       6.88% due 05/01/29............................    226,000    289,091
      Ingles Markets, Inc.
       Senior Notes
       8.88% due 05/15/17............................    740,000    775,150
                                                                 ----------
                                                                  1,064,241
                                                                 ----------

        SUNAMERICA STRATEGIC BOND FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2011 -- (UNAUDITED)
        (CONTINUED)

                                                   PRINCIPAL    VALUE
                 SECURITY DESCRIPTION              AMOUNT**    (NOTE 2)
       ----------------------------------------------------------------
       U.S. CORPORATE BONDS & NOTES (CONTINUED)
       FUNERAL SERVICES & RELATED ITEMS -- 0.2%
         Carriage Services, Inc.
          Company Guar. Notes
          7.88% due 01/15/15...................... $1,225,000 $1,200,500
                                                              ----------
       GAMBLING (NON-HOTEL) -- 0.1%
         Waterford Gaming LLC
          Senior Notes
          8.63% due 09/15/14*.....................  1,050,774    525,387
                                                              ----------
       GAS-DISTRIBUTION -- 0.1%
         Southern Union Co.
          Senior Notes
          7.60% due 02/01/24......................    240,000    283,985
                                                              ----------
       GAS-TRANSPORTATION -- 0.2%
         Sabine Pass LNG LP
          Senior Sec. Notes
          7.25% due 11/30/13......................    950,000    919,125
                                                              ----------
       HOME FURNISHINGS -- 0.1%
         Norcraft Cos. LP/Norcraft Finance Corp.
          Sec. Notes
          10.50% due 12/15/15.....................    808,000    737,300
                                                              ----------
       INDEPENDENT POWER PRODUCERS -- 0.8%
         Calpine Corp.
          Senior Sec. Notes
          7.88% due 07/31/20*.....................  1,280,000  1,235,200
         Calpine Corp.
          Escrow Notes
          8.75% due 07/15/13(3)(4)+...............  4,203,000          0
         GenOn Energy, Inc.
          Senior Notes
          9.50% due 10/15/18......................  1,450,000  1,363,000
         NGC Corp. Capital Trust I
          Company Guar. Notes
          8.32% due 06/01/27(22)(23)..............  1,090,000    392,400
         NRG Energy, Inc.
          Company Guar. Notes
          7.63% due 01/15/18*.....................    575,000    534,750
         NRG Energy, Inc.
          Company Guar. Notes
          8.25% due 09/01/20......................  1,175,000  1,110,375
                                                              ----------
                                                               4,635,725
                                                              ----------
       INSURANCE-LIFE/HEALTH -- 0.3%
         Jefferson-Pilot Corp.
          Senior Notes
          4.75% due 01/30/14......................    227,000    239,200
         Nationwide Financial Services, Inc.
          Senior Notes
          5.90% due 07/01/12......................    284,000    289,369
         Protective Life Corp.
          Senior Notes
          8.45% due 10/15/39......................    540,000    623,725
         Prudential Financial, Inc.
          Senior Notes
          4.50% due 11/15/20......................    370,000    367,581
         Prudential Financial, Inc.
          Senior Notes
          4.75% due 09/17/15......................    409,000    426,964
                                                              ----------
                                                               1,946,839
                                                              ----------

                                                     PRINCIPAL    VALUE
                 SECURITY DESCRIPTION                AMOUNT**    (NOTE 2)
     --------------------------------------------------------------------
     INSURANCE-MULTI-LINE -- 0.4%
       Genworth Financial, Inc.
        Senior Notes
        7.63% due 09/24/21.......................... $  216,000 $  186,154
       Hartford Financial Services Group, Inc. FRS
        Jr. Sub. Debentures
        8.13% due 06/15/68..........................  2,075,000  1,950,500
                                                                ----------
                                                                 2,136,654
                                                                ----------
     INSURANCE-MUTUAL -- 0.2%
       Liberty Mutual Group, Inc.
        Senior Notes
        5.75% due 03/15/14*.........................    195,000    203,149
       Liberty Mutual Group, Inc. FRS
        Company Guar. Notes
        10.75% due 06/15/88*........................    990,000  1,178,100
                                                                ----------
                                                                 1,381,249
                                                                ----------
     INVESTMENT COMPANIES -- 0.1%
       Fox Acquisition Sub LLC
        Senior Notes
        13.38% due 07/15/16*........................    672,000    705,600
                                                                ----------
     MARINE SERVICES -- 0.3%
       Great Lakes Dredge & Dock Corp.
        Company Guar. Notes
        7.38% due 02/01/19..........................  1,851,000  1,702,920
                                                                ----------
     MEDICAL INSTRUMENTS -- 0.4%
       Accellent, Inc.
        Senior Sec. Notes
        8.38% due 02/01/17..........................  1,790,000  1,704,975
       Boston Scientific Corp.
        Senior Notes
        6.00% due 01/15/20..........................    456,000    511,232
                                                                ----------
                                                                 2,216,207
                                                                ----------
     MEDICAL PRODUCTS -- 0.5%
       Becton Dickinson and Co.
        Senior Notes
        7.00% due 08/01/27..........................    295,000    395,085
       Johnson & Johnson
        Notes
        5.55% due 08/15/17..........................    405,000    487,163
       LVB Acquisition Holding LLC
        Company Guar. Notes
        10.00% due 10/15/17.........................    998,000  1,027,940
       Universal Hospital Services, Inc.
        Sec. Notes
        8.50% due 06/01/15(6).......................    775,000    754,657
                                                                ----------
                                                                 2,664,845
                                                                ----------
     MEDICAL-BIOMEDICAL/GENE -- 0.3%
       Bio-Rad Laboratories, Inc.
        Senior Sub. Notes
        8.00% due 09/15/16..........................  1,140,000  1,231,200
       Genzyme Corp.
        Company Guar. Notes
        3.63% due 06/15/15..........................    240,000    256,667
                                                                ----------
                                                                 1,487,867
                                                                ----------

        SUNAMERICA STRATEGIC BOND FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2011 -- (UNAUDITED)
        (CONTINUED)


                                                    PRINCIPAL    VALUE
                  SECURITY DESCRIPTION              AMOUNT**    (NOTE 2)
       -----------------------------------------------------------------
       U.S. CORPORATE BONDS & NOTES (CONTINUED)
       MEDICAL-DRUGS -- 0.3%
         Endo Pharmaceuticals Holdings, Inc.
          Company Guar. Notes
          7.00% due 07/15/19*...................... $1,460,000 $1,465,475
                                                               ----------
       MEDICAL-HMO -- 0.1%
         Coventry Health Care, Inc.
          Senior Notes
          5.45% due 06/15/21.......................    286,000    308,814
                                                               ----------
       MEDICAL-HOSPITALS -- 1.1%
         Capella Healthcare, Inc.
          Company Guar. Notes
          9.25% due 07/01/17*......................    925,000    878,750
         HCA, Inc.
          Senior Notes
          7.50% due 11/15/95.......................  1,975,000  1,481,250
         HCA, Inc.
          Senior Sec. Notes
          8.50% due 04/15/19.......................  1,125,000  1,192,500
         IASIS Healthcare LLC/IASIS Capital Corp.
          Senior Notes
          8.38% due 05/15/19*......................    800,000    648,000
         Select Medical Corp.
          Company Guar. Notes
          7.63% due 02/01/15.......................    803,000    695,599
         Tenet Healthcare Corp.
          Senior Sec. Notes
          10.00% due 05/01/18......................  1,118,000  1,210,235
                                                               ----------
                                                                6,106,334
                                                               ----------
       METAL-ALUMINUM -- 0.1%
         Alcoa, Inc.
          Senior Notes
          5.90% due 02/01/27.......................    244,000    241,553
         Alcoa, Inc.
          Senior Notes
          6.15% due 08/15/20.......................    343,000    347,452
                                                               ----------
                                                                  589,005
                                                               ----------
       METAL-COPPER -- 0.1%
         Freeport-McMoRan Copper & Gold, Inc.
          Senior Notes
          8.38% due 04/01/17.......................    275,000    294,938
                                                               ----------
       METAL-IRON -- 0.1%
         Cliffs Natural Resources, Inc.
          Senior Notes
          4.80% due 10/01/20.......................    294,000    286,091
                                                               ----------
       MOTION PICTURES & SERVICES -- 0.1%
         NAI Entertainment Holdings LLC
          Senior Sec. Notes
          8.25% due 12/15/17*......................    500,000    515,000
                                                               ----------
       MRI/MEDICAL DIAGNOSTIC IMAGING -- 0.2%
         Radnet Management, Inc.
          Company Guar. Notes
          10.38% due 04/01/18......................  1,370,000  1,267,250
                                                               ----------
       MULTIMEDIA -- 0.1%
         Haights Cross Operating Co. FRS
          Limited Guar. Notes
          16.00% due 03/15/14(3)(4)(9)+............    461,095     57,637
         News America, Inc.
          Company Guar. Notes
          6.20% due 12/15/34.......................    256,000    274,050
                                                               ----------
                                                                  331,687
                                                               ----------

                                                     PRINCIPAL    VALUE
                  SECURITY DESCRIPTION               AMOUNT**    (NOTE 2)
     ---------------------------------------------------------------------
     MUSIC -- 0.3%
       WMG Acquisition Corp.
        Senior Sec. Notes
        9.50% due 06/15/16.......................... $1,425,000 $1,442,812
                                                                ----------
     NON-FERROUS METALS -- 0.0%
       Renco Metals, Inc.
        Company Guar. Notes
        11.50% due 07/01/03+(3)(4)(8)...............    500,000          0
                                                                ----------
     NON-HAZARDOUS WASTE DISPOSAL -- 0.3%
       Casella Waste Systems, Inc.
        Senior Sec. Notes
        11.00% due 07/15/14.........................    700,000    742,000
       Republic Services, Inc.
        Company Guar. Notes
        3.80% due 05/15/18..........................    477,000    495,997
       Republic Services, Inc.
        Company Guar. Notes
        5.70% due 05/15/41..........................     97,000    109,881
       Republic Services, Inc.
        Company Guar. Notes
        6.20% due 03/01/40..........................    259,000    311,232
       Waste Management, Inc.
        Company Guar. Notes
        2.60% due 09/01/16..........................    221,000    221,524
                                                                ----------
                                                                 1,880,634
                                                                ----------
     OFFICE AUTOMATION & EQUIPMENT -- 0.1%
       CDW LLC/CDW
        Finance Corp.
        Company Guar. Notes
        11.00% due 10/12/15.........................     46,000     45,885
       Xerox Corp.
        Senior Notes
        4.50% due 05/15/21..........................    324,000    324,037
                                                                ----------
                                                                   369,922
                                                                ----------
     OIL COMPANIES-EXPLORATION & PRODUCTION -- 3.2%
       Alta Mesa Holdings/Alta Mesa Finance
        Services Corp.
        Company Guar. Notes
        9.63% due 10/15/18..........................  1,010,000    919,100
       Anadarko Petroleum Corp.
        Senior Notes
        5.95% due 09/15/16..........................    850,000    929,729
       Anadarko Petroleum Corp.
        Senior Notes
        6.45% due 09/15/36..........................    299,000    316,279
       Bill Barrett Corp.
        Company Guar. Notes
        7.63% due 10/01/19..........................    750,000    736,875
       Carrizo Oil & Gas, Inc.
        Company Guar. Notes
        8.63% due 10/15/18..........................    975,000    955,500
       Chaparral Energy, Inc.
        Company Guar. Notes
        8.25% due 09/01/21..........................  1,180,000  1,076,750
       Chesapeake Energy Corp.
        Company Guar. Notes
        6.63% due 08/15/20..........................  1,652,000  1,701,560
       Chesapeake Energy Corp.
        Company Guar. Notes
        6.88% due 08/15/18..........................    140,000    144,200

        SUNAMERICA STRATEGIC BOND FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2011 -- (UNAUDITED)
        (CONTINUED)


                                                      PRINCIPAL    VALUE
                 SECURITY DESCRIPTION                 AMOUNT**    (NOTE 2)
    -----------------------------------------------------------------------
    U.S. CORPORATE BONDS & NOTES (CONTINUED)
    OIL COMPANIES-EXPLORATION & PRODUCTION (CONTINUED)
      Denbury Resources, Inc.
       Company Guar. Notes
       6.38% due 08/15/21............................ $  516,000 $   500,520
      Encore Acquisition Co.
       Company Guar. Notes
       9.50% due 05/01/16............................    720,000     777,600
      EV Energy Partners LP/EV Energy Finance Corp.
       Company Guar. Notes
       8.00% due 04/15/19*...........................  1,310,000   1,264,150
      Hilcorp Energy I LP/Hilcorp Finance Co.
       Senior Notes
       7.63% due 04/15/21*...........................    550,000     552,750
      Hilcorp Energy I LP/Hilcorp Finance Co.
       Senior Notes
       7.75% due 11/01/15*...........................    995,000   1,002,462
      Linn Energy LLC/Linn Energy Finance Corp.
       Company Guar. Notes
       8.63% due 04/15/20............................  1,500,000   1,545,000
      Milagro Oil & Gas
       Sec. Notes
       10.50% due 05/15/16*..........................  1,534,000   1,227,200
      Noble Energy, Inc.
       Senior Notes
       6.00% due 03/01/41............................    357,000     398,602
      Pioneer Natural Resources Co.
       Senior Notes
       7.50% due 01/15/20............................    540,000     606,132
      Plains Exploration & Production Co.
       Company Guar. Notes
       10.00% due 03/01/16...........................    600,000     651,000
      QEP Resources, Inc.
       Senior Notes
       6.88% due 03/01/21............................  1,039,000   1,085,755
      SandRidge Energy, Inc.
       Company Guar. Notes
       7.50% due 03/15/21*...........................    645,000     593,400
      Union Pacific Resources Group, Inc.
       Senior Notes
       7.15% due 05/15/28............................    518,000     584,743
                                                                 -----------
                                                                  17,569,307
                                                                 -----------
    OIL COMPANIES-INTEGRATED -- 0.2%
      Hess Corp.
       Senior Notes
       5.60% due 02/15/41............................    178,000     192,031
      Hess Corp.
       Senior Notes
       7.88% due 10/01/29............................    757,000   1,018,698
                                                                 -----------
                                                                   1,210,729
                                                                 -----------
    OIL FIELD MACHINERY & EQUIPMENT -- 0.1%
      Dresser-Rand Group, Inc.
       Company Guar. Notes
       6.50% due 05/01/21*...........................    590,000     554,600
                                                                 -----------

                                                       PRINCIPAL    VALUE
                  SECURITY DESCRIPTION                 AMOUNT**    (NOTE 2)
    -----------------------------------------------------------------------
    OIL REFINING & MARKETING -- 0.3%
      Reliance Holdings USA, Inc.
       Company Guar. Notes
       4.50% due 10/19/20............................. $  290,000 $  266,099
      Sunoco Logistics Partners Operations LP
       Company Guar. Notes
       4.65% due 02/15/22.............................    240,000    236,529
      Western Refining, Inc.
       Senior Sec. Notes
       11.25% due 06/15/17*...........................  1,075,000  1,161,000
                                                                  ----------
                                                                   1,663,628
                                                                  ----------
    OIL-FIELD SERVICES -- 0.4%
      Exterran Holdings, Inc.
       Company Guar. Notes
       7.25% due 12/01/18*............................    745,000    715,200
      Helix Energy Solutions Group, Inc.
       Company Guar. Notes
       9.50% due 01/15/16*............................    605,000    614,075
      Oil States International, Inc.
       Company Guar. Notes
       6.50% due 06/01/19*............................    700,000    684,250
                                                                  ----------
                                                                   2,013,525
                                                                  ----------
    PAPER & RELATED PRODUCTS -- 0.6%
      Georgia-Pacific LLC
       Company Guar. Notes
       8.25% due 05/01/16*............................    612,000    676,468
      Longview Fibre Paper & Packaging, Inc.
       Senior Sec. Notes
       8.00% due 06/01/16*............................  1,516,000  1,470,520
      Westvaco Corp.
       Company Guar. Notes
       8.20% due 01/15/30.............................  1,173,000  1,329,838
                                                                  ----------
                                                                   3,476,826
                                                                  ----------
    PIPELINES -- 1.5%
      Copano Energy LLC/Copano Energy Finance Corp.
       Company Guar. Notes
       7.13% due 04/01/21.............................    335,000    327,462
      Copano Energy LLC/Copano Energy Finance Corp.
       Company Guar. Notes
       7.75% due 06/01/18.............................    315,000    322,088
      Energy Transfer Equity LP
       Senior Sec. Notes
       7.50% due 10/15/20.............................  1,225,000  1,258,687
      Energy Transfer Partners LP
       Senior Notes
       6.05% due 06/01/41.............................    734,000    686,156
      Genesis Energy LP/Genesis Energy Finance Corp.
       Company Guar. Notes
       7.88% due 12/15/18*............................  1,280,000  1,216,000
      IFM US Colonial Pipeline 2 LLC
       Senior Sec. Notes
       6.45% due 05/01/21*............................    550,000    617,709
      Kinder Morgan Energy Partners LP
       Senior Notes
       6.38% due 03/01/41.............................     89,000     94,475

        SUNAMERICA STRATEGIC BOND FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2011 -- (UNAUDITED)
        (CONTINUED)

                                                     PRINCIPAL    VALUE
                 SECURITY DESCRIPTION                AMOUNT**    (NOTE 2)
     --------------------------------------------------------------------
     U.S. CORPORATE BONDS & NOTES (CONTINUED)
     PIPELINES (CONTINUED)
       Kinder Morgan Finance Co. LLC
        Senior Sec. Notes
        6.00% due 01/15/18*......................... $  416,000 $  410,800
       MarkWest Energy Partners LP/MarkWest Energy
        Finance Corp.
        Company Guar. Notes
        6.50% due 08/15/21..........................    945,000    968,625
       MarkWest Energy Partners LP/MarkWest Energy
        Finance Corp.
        Company Guar. Notes
        6.75% due 11/01/20..........................    390,000    395,850
       MarkWest Energy Partners LP/MarkWest Energy
        Finance Corp.
        Company Guar. Notes
        8.75% due 04/15/18..........................    210,000    223,650
       Plains All American Pipeline LP/PAA
        Finance Corp.
        Company Guar. Notes
        6.50% due 05/01/18..........................    328,000    377,667
       Regency Energy Partners LP/Regency Energy
        Finance Corp.
        Company Guar. Notes
        6.88% due 12/01/18..........................    525,000    540,750
       Southern Natural Gas Co./Southern Natural
        Issuing Corp.
        Senior Notes
        4.40% due 06/15/21*.........................    220,000    222,076
       Southern Star Central Corp.
        Senior Notes
        6.75% due 03/01/16..........................    650,000    643,500
                                                                ----------
                                                                 8,305,495
                                                                ----------
     PRINTING-COMMERCIAL -- 0.1%
       Valassis Communications, Inc.
        Company Guar. Notes
        6.63% due 02/01/21..........................    875,000    818,125
                                                                ----------
     PRIVATE CORRECTIONS -- 0.2%
       Geo Group, Inc.
        Company Guar. Notes
        6.63% due 02/15/21..........................  1,000,000    960,000
                                                                ----------
     PUBLISHING-NEWSPAPERS -- 0.2%
       McClatchy Co.
        Senior Sec. Notes
        11.50% due 02/15/17.........................  1,520,000  1,318,600
                                                                ----------
     REAL ESTATE INVESTMENT TRUSTS -- 0.8%
       BioMed Realty LP
        Company Guar. Notes
        3.85% due 04/15/16..........................    281,000    275,414
       Brandywine Operating Partnership LP
        Company Guar. Notes
        4.95% due 04/15/18..........................    281,000    271,464
       Brandywine Operating Partnership LP
        Company Guar. Notes
        5.70% due 05/01/17..........................    669,000    677,938
       DuPont Fabros Technology LP
        Company Guar. Notes
        8.50% due 12/15/17..........................  1,125,000  1,164,375

                                                       PRINCIPAL    VALUE
                 SECURITY DESCRIPTION                  AMOUNT**    (NOTE 2)
   ------------------------------------------------------------------------
   REAL ESTATE INVESTMENT TRUSTS (CONTINUED)
     HCP, Inc.
      Senior Notes
      3.75% due 02/01/16.............................. $  200,000 $  197,650
     HCP, Inc.
      Senior Notes
      5.38% due 02/01/21..............................    213,000    213,711
     Kilroy Realty LP
      Company Guar. Notes
      4.80% due 07/15/18..............................    180,000    173,643
     Sabra Health Care LP/Sabra Capital Corp.
      Company Guar. Notes
      8.13% due 11/01/18..............................  1,425,000  1,325,250
                                                                  ----------
                                                                   4,299,445
                                                                  ----------
   REAL ESTATE MANAGEMENT/SERVICES -- 0.3%
     Kennedy-Wilson, Inc.
      Company Guar. Notes
      8.75% due 04/01/19*.............................  2,050,000  1,911,625
                                                                  ----------
   REAL ESTATE OPERATIONS & DEVELOPMENT -- 0.3%
     First Industrial LP
      Senior Notes
      5.75% due 01/15/16..............................  1,535,000  1,504,834
                                                                  ----------
   RECYCLING -- 0.0%
     Aleris International, Inc.
      Escrow Notes
      9.00% due 12/15/14(3)(4)(9)(20)+................  3,285,000        329
                                                                  ----------
   RENTAL AUTO/EQUIPMENT -- 0.9%
     Avis Budget Car Rental LLC/Avis Budget
      Finance, Inc.
      Company Guar. Notes
      9.63% due 03/15/18..............................    975,000    965,250
     B-Corp Merger Sub, Inc.
      Senior Notes
      8.25% due 06/01/19*.............................  1,085,000    976,500
     Hertz Corp.
      Company Guar. Notes
      7.50% due 10/15/18..............................  1,000,000    955,000
     RSC Equipment Rental, Inc./RSC Holdings III LLC
      Company Guar. Notes
      8.25% due 02/01/21..............................  1,150,000    994,750
     United Rentals North America, Inc.
      Company Guar. Notes
      8.38% due 09/15/20..............................    950,000    871,625
                                                                  ----------
                                                                   4,763,125
                                                                  ----------
   RETAIL-APPAREL/SHOE -- 0.1%
     Limited Brands, Inc.
      Company Guar. Notes
      6.63% due 04/01/21+.............................    550,000    554,125
                                                                  ----------
   RETAIL-DISCOUNT -- 0.2%
     Wal-Mart Stores, Inc.
      Senior Notes
      5.25% due 09/01/35..............................    253,000    290,321
     Wal-Mart Stores, Inc.
      Senior Notes
      5.63% due 04/15/41..............................    558,000    687,457
                                                                  ----------
                                                                     977,778
                                                                  ----------

        SUNAMERICA STRATEGIC BOND FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2011 -- (UNAUDITED)
        (CONTINUED)


                                                  PRINCIPAL    VALUE
                  SECURITY DESCRIPTION            AMOUNT**    (NOTE 2)
        ---------------------------------------------------------------
        U.S. CORPORATE BONDS & NOTES (CONTINUED)
        RETAIL-DRUG STORE -- 0.3%
          CVS Caremark Corp.
           Senior Notes
           6.25% due 06/01/27.................... $  328,000 $  399,463
          CVS Pass-Through Trust
           Pass Through Certs.
           5.77% due 01/31/33*...................    247,148    256,920
          Rite Aid Corp.
           Senior Sec. Notes
           8.00% due 08/15/20....................  1,275,000  1,329,188
                                                             ----------
                                                              1,985,571
                                                             ----------
        RETAIL-PROPANE DISTRIBUTION -- 0.2%
          Inergy LP/Inergy Finance Corp.
           Company Guar. Notes
           6.88% due 08/01/21....................    760,000    691,600
          Inergy LP/Inergy Finance Corp.
           Company Guar. Notes
           7.00% due 10/01/18....................    281,000    264,140
                                                             ----------
                                                                955,740
                                                             ----------
        RETAIL-RESTAURANTS -- 0.3%
          Dave & Buster's, Inc.
           Company Guar. Notes
           11.00% due 06/01/18...................  1,095,000  1,086,787
          Landry's Restaurants, Inc.
           Sec. Notes
           11.63% due 12/01/15...................    575,000    577,875
                                                             ----------
                                                              1,664,662
                                                             ----------
        RETAIL-TOY STORES -- 0.3%
          Toys R Us Property Co. II LLC
           Senior Sec. Notes
           8.50% due 12/01/17....................  1,625,000  1,584,375
                                                             ----------
        RUBBER/PLASTIC PRODUCTS -- 0.0%
          Venture Holdings Co. LLC
           Company Guar. Notes
           11.00% due 06/01/07+(3)(4)(8)(10).....    100,000          0
                                                             ----------
        SEISMIC DATA COLLECTION -- 0.2%
          Geokinetics Holdings USA, Inc.
           Senior Sec. Notes
           9.75% due 12/15/14....................  1,115,000    878,062
                                                             ----------
        SPECIAL PURPOSE ENTITIES -- 0.1%
          FUEL Trust
           Sec. Notes
           3.98% due 06/15/16*...................    377,000    369,136
          FUEL Trust
           Sec. Notes
           4.21% due 04/15/16*...................    288,000    286,929
                                                             ----------
                                                                656,065
                                                             ----------
        STEEL-PRODUCERS -- 0.5%
          JMC Steel Group
           Senior Notes
           8.25% due 03/15/18*...................    975,000    916,500
          Ryerson, Inc.
           Senior Sec. Notes
           12.00% due 11/01/15...................  1,042,000  1,042,000

                                                 PRINCIPAL    VALUE
                  SECURITY DESCRIPTION           AMOUNT**    (NOTE 2)
          -----------------------------------------------------------
          STEEL-PRODUCERS (CONTINUED)
            Steel Dynamics, Inc.
             Company Guar. Notes
             7.75% due 04/15/16................. $1,035,000 $1,019,475
                                                            ----------
                                                             2,977,975
                                                            ----------
          STORAGE/WAREHOUSING -- 0.1%
            Mobile Mini, Inc.
             Company Guar. Notes
             7.88% due 12/01/20.................    651,000    624,960
                                                            ----------
          TELECOM SERVICES -- 0.4%
            BellSouth Telecommunications, Inc.
             Senior Notes
             6.38% due 06/01/28.................    251,000    285,692
            Cincinnati Bell Telephone Co. LLC
             Company Guar. Notes
             7.18% due 12/15/23.................     50,000     41,500
            Cincinnati Bell Telephone Co. LLC
             Company Guar. Notes
             7.20% due 11/29/23.................    225,000    186,750
            Cincinnati Bell Telephone Co. LLC
             Company Guar. Notes
             7.27% due 12/11/23.................    375,000    311,250
            PAETEC Holding Corp.
             Senior Sec. Notes
             8.88% due 06/30/17.................  1,550,000  1,627,500
                                                            ----------
                                                             2,452,692
                                                            ----------
          TELECOMMUNICATION EQUIPMENT -- 0.1%
            Harris Corp.
             Notes
             4.40% due 12/15/20.................    363,000    386,187
                                                            ----------
          TELEPHONE-INTEGRATED -- 1.0%
            AT&T, Inc.
             Senior Notes
             6.45% due 06/15/34.................    256,000    294,575
            BellSouth Corp.
             Senior Notes
             6.55% due 06/15/34.................    224,000    259,710
            Century Telephone Enterprise
             Senior Notes
             6.88% due 01/15/28.................    245,000    212,132
            CenturyLink, Inc.
             Senior Notes
             6.45% due 06/15/21.................    903,000    836,734
            CenturyLink, Inc.
             Senior Notes
             7.60% due 09/15/39.................    463,000    416,477
            Cincinnati Bell, Inc.
             Company Guar. Notes
             8.25% due 10/15/17.................    423,000    410,310
            Cincinnati Bell, Inc.
             Company Guar. Notes
             8.38% due 10/15/20.................    425,000    395,250
            Frontier Communications Corp.
             Senior Notes
             8.13% due 10/01/18.................  2,300,000  2,254,000

        SUNAMERICA STRATEGIC BOND FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2011 -- (UNAUDITED)
        (CONTINUED)


                                                 PRINCIPAL     VALUE
                 SECURITY DESCRIPTION            AMOUNT**     (NOTE 2)
       -----------------------------------------------------------------
       U.S. CORPORATE BONDS & NOTES (CONTINUED)
       TELEPHONE-INTEGRATED (CONTINUED)
         Verizon Communications, Inc.
          Senior Notes
          1.95% due 03/28/14.................... $  480,000 $    491,287
                                                            ------------
                                                               5,570,475
                                                            ------------
       TELEVISION -- 0.1%
         Local TV Finance LLC
          Senior Notes
          9.25% due 06/15/15*(6)................    681,081      626,595
                                                            ------------
       THEATERS -- 0.2%
         Cinemark USA, Inc.
          Company Guar. Notes
          7.38% due 06/15/21....................    945,000      893,025
                                                            ------------
       THERAPEUTICS -- 0.4%
         Warner Chilcott Corp.
          Company Guar. Notes
          7.75% due 09/15/18....................  2,080,000    1,986,400
                                                            ------------
       TRANSPORT-AIR FREIGHT -- 0.1%
         Atlas Air, Inc.
          Pass Through Certs.
          Series 2000-1, Class B
          9.06% due 07/02/17....................    500,715      460,658
                                                            ------------
       TRANSPORT-RAIL -- 0.1%
         Norfolk Southern Corp.
          Senior Notes
          6.00% due 05/23/11....................    235,000      278,883
                                                            ------------
       TRANSPORT-SERVICES -- 0.2%
         Bristow Group, Inc.
          Company Guar. Notes
          7.50% due 09/15/17....................    699,000      719,970
         Ryder System, Inc.
          Senior Notes
          3.15% due 03/02/15....................    133,000      135,465
         Ryder System, Inc.
          Senior Notes
          3.60% due 03/01/16....................    137,000      142,968
                                                            ------------
                                                                 998,403
                                                            ------------
       WEB HOSTING/DESIGN -- 0.2%
         Equinix, Inc.
          Senior Notes
          8.13% due 03/01/18....................  1,150,000    1,210,375
                                                            ------------
       WIRE & CABLE PRODUCTS -- 0.1%
         Coleman Cable, Inc.
          Company Guar. Notes
          9.00% due 02/15/18....................    600,000      585,000
                                                            ------------
       WIRELESS EQUIPMENT -- 0.1%
         American Tower Corp.
          Senior Notes
          4.50% due 01/15/18....................    360,000      360,407
         Motorola, Inc.
          Senior Notes
          6.63% due 11/15/37....................     11,445       13,612
                                                            ------------
                                                                 374,019
                                                            ------------
       TOTAL U.S. CORPORATE BONDS & NOTES
          (cost $260,318,328)...................             245,845,770
                                                            ------------

                                                  PRINCIPAL    VALUE
                  SECURITY DESCRIPTION            AMOUNT**    (NOTE 2)
         --------------------------------------------------------------
         FOREIGN CORPORATE BONDS & NOTES -- 8.8%
         AIRLINES -- 0.0%
           TAM Capital 3, Inc.
            Company Guar. Notes
            8.38% due 06/03/21*.................. $  300,000 $  276,000
                                                             ----------
         AUTO-CARS/LIGHT TRUCKS -- 0.2%
           Jaguar Land Rover PLC
            Company Guar. Notes
            8.13% due 05/15/21*..................  1,550,000  1,364,000
                                                             ----------
         BANKS-COMMERCIAL -- 1.2%
           Banco ABC Brasil SA
            Sub. Notes
            7.88% due 04/08/20*..................    500,000    462,500
           Banco Cruzeiro do Sul SA
            Sub. Notes
            8.88% due 09/22/20*..................    500,000    414,835
           Banco de Galicia y Buenos Aires
            Senior Notes
            8.75% due 05/04/18*..................    370,000    340,400
           Banco do Brasil SA
            Sub. Notes
            5.88% due 01/26/22*..................    440,000    419,100
           Barclays Bank PLC
            Sub. Notes
            6.05% due 12/04/17*..................    185,000    169,809
           Barclays Bank PLC FRS
            Jr. Sub. Bonds
            5.93% due 12/15/16*(5)...............    396,000    293,040
           Barclays Bank PLC FRS
            Jr. Sub. Notes
            6.86% due 06/15/32*(5)...............    205,000    147,600
           Dresdner Bank AG
            Sub. Notes
            7.25% due 09/15/15...................    319,000    298,302
           Finansbank AS
            Senior Notes
            5.50% due 05/11/16*..................    425,000    365,500
           Groupe BPCE SA FRS
            Jr. Sub Notes
            2.33% due 12/30/11(5)................    141,000     59,926
           LBG Capital No.1 PLC FRS
            Bank Guar. Notes
            8.00% due 06/15/20*(5)...............  2,400,000  1,584,000
           Nordea Bank AB VRS
            Jr. Sub. Bonds
            8.38% due 03/25/15(5)................    184,000    184,920
           Rabobank Nederland NV
            Company Guar. Notes
            2.13% due 10/13/15...................    326,000    325,254
           Standard Chartered PLC
            Senior Notes
            3.20% due 05/12/16*..................    401,000    391,932
           Toronto-Dominion Bank
            Senior Notes
            2.50% due 07/14/16...................    378,000    387,987
           Westpac Banking Corp. FRS
            Jr. Sub. Notes
            0.65% due 03/30/12(5)................  1,050,000    609,000
                                                             ----------
                                                              6,454,105
                                                             ----------

        SUNAMERICA STRATEGIC BOND FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2011 -- (UNAUDITED)
        (CONTINUED)


                                                     PRINCIPAL      VALUE
               SECURITY DESCRIPTION                  AMOUNT**      (NOTE 2)
    -----------------------------------------------------------------------
    FOREIGN CORPORATE BONDS & NOTES (CONTINUED)
    BANKS-MONEY CENTER -- 0.1%
      ABN Amro Bank NV FRS
       Senior Notes
       2.02% due 01/30/14*....................... $       105,000 $  100,036
      ABN Amro Bank NV
       Senior Notes
       3.00% due 01/31/14*.......................         152,000    149,591
      Lloyds TSB Bank PLC
       Company Guar. Notes
       6.50% due 09/14/20*.......................         205,000    174,204
                                                                  ----------
                                                                     423,831
                                                                  ----------
    BANKS-MORTGAGE -- 0.1%
      Alfa Bank OJSC Via Alfa Bond Issuance PLC
       Senior Sec. Notes
       7.88% due 09/25/17*.......................         400,000    356,347
                                                                  ----------
    BANKS-SPECIAL PURPOSE -- 0.4%
      Export-Import Bank of Korea
       Senior Notes
       3.75% due 10/20/16........................         527,000    514,026
      Kreditanstalt fuer Wiederaufbau
       Government Guar. Notes
       3.75% due 09/25/15........................  NOK 10,500,000  1,857,339
                                                                  ----------
                                                                   2,371,365
                                                                  ----------
    BUILDING & CONSTRUCTION PRODUCTS-MISC. -- 0.2%
      Corp GEO SAB de CV
       Company Guar. Notes
       9.25% due 06/30/20*.......................         470,000    418,300
      Desarrolladora Homex SAB de CV
       Company Guar. Notes
       9.50% due 12/11/19*.......................         450,000    414,000
      Urbi Desarrollos Urbanos SAB de CV
       Company Guar. Notes
       9.50% due 01/21/20*.......................         550,000    522,500
                                                                  ----------
                                                                   1,354,800
                                                                  ----------
    BUILDING PRODUCTS-CEMENT -- 0.1%
      Rearden G Holdings EINS GmbH
       Company Guar. Notes
       7.88% due 03/30/20*.......................         380,000    368,600
                                                                  ----------
    BUILDING-HEAVY CONSTRUCTION -- 0.1%
      Empresas ICA SAB de CV
       Company Guar. Notes
       8.90% due 02/04/21*.......................         350,000    308,000
                                                                  ----------
    CELLULAR TELECOM -- 0.4%
      America Movil SAB de CV
       Company Guar. Notes
       6.13% due 03/30/40........................         278,000    289,120
      Vimpel Communications Via VIP Finance
       Ireland, Ltd. OJSC
       Sec. Notes
       7.75% due 02/02/21*.......................       2,150,000  1,787,080
                                                                  ----------
                                                                   2,076,200
                                                                  ----------

                                                  PRINCIPAL        VALUE
              SECURITY DESCRIPTION                AMOUNT**        (NOTE 2)
    -----------------------------------------------------------------------
    CHEMICALS-DIVERSIFIED -- 0.3%
      Fufeng Group, Ltd.
       Company Guar. Notes
       7.63% due 04/13/16*................... $          275,000 $  192,500
      OXEA Finance/Cy SCA
       Senior Sec. Notes
       9.50% due 07/15/17*...................          1,310,000  1,267,425
                                                                 ----------
                                                                  1,459,925
                                                                 ----------
    CHEMICALS-PLASTICS -- 0.3%
      Montell Finance Co. BV
       Company Guar. Notes
       8.10% due 03/15/27*...................          1,325,000  1,444,250
                                                                 ----------
    COMPUTERS-MEMORY DEVICES -- 0.2%
      Seagate HDD Cayman
       Company Guar. Notes
       7.75% due 12/15/18*...................          1,425,000  1,396,500
                                                                 ----------
    DIVERSIFIED BANKING INSTITUTIONS -- 0.2%
      Royal Bank of Scotland Group PLC
       Sub. Notes
       5.00% due 10/01/14....................            341,000    317,529
      Royal Bank of Scotland Group PLC FRS
       Jr. Sub. Notes
       7.65% due 09/30/31(5).................          1,575,000  1,023,750
                                                                 ----------
                                                                  1,341,279
                                                                 ----------
    DIVERSIFIED MANUFACTURING OPERATIONS -- 0.1%
      Bombardier, Inc.
       Senior Notes
       7.50% due 03/15/18*...................            425,000    448,375
                                                                 ----------
    DIVERSIFIED MINERALS -- 0.1%
      BHP Billiton Finance USA, Ltd.
       Company Guar. Notes
       6.42% due 03/01/26....................            263,000    323,103
                                                                 ----------
    DIVERSIFIED OPERATIONS -- 0.2%
      Metalloinvest Finance, Ltd.
       Company Guar. Notes
       6.50% due 07/21/16*...................            400,000    340,000
      Votorantim Cimentos SA
       Company Guar. Notes
       7.25% due 04/05/41*...................            625,000    584,375
                                                                 ----------
                                                                    924,375
                                                                 ----------
    ELECTRIC-GENERATION -- 0.2%
      AES Andres Dominicana, Ltd./Itabo
       Dominicana, Ltd.
       Senior Sec. Notes
       9.50% due 11/12/20*...................            300,000    297,000
      Emgesa SA ESP
       Senior Notes
       8.75% due 01/25/21*...................  COP 1,378,000,000    728,412
                                                                 ----------
                                                                  1,025,412
                                                                 ----------
    FINANCE-OTHER SERVICES -- 0.3%
      DTEK Finance BV
       Company Guar. Notes
       9.50% due 04/28/15....................            410,000    369,000

        SUNAMERICA STRATEGIC BOND FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2011 -- (UNAUDITED)
        (CONTINUED)


                                                  PRINCIPAL    VALUE
                  SECURITY DESCRIPTION            AMOUNT**    (NOTE 2)
         -------------------------------------------------------------
         FOREIGN CORPORATE BONDS & NOTES (CONTINUED)
         FINANCE-OTHER SERVICES (CONTINUED)
           UPCB Finance III, Ltd.
            Senior Sec. Notes
            6.63% due 07/01/20*.................. $1,425,000 $1,339,500
                                                             ----------
                                                              1,708,500
                                                             ----------
         GOLD MINING -- 0.2%
           AngloGold Ashanti Holdings PLC
            Company Guar. Notes
            5.38% due 04/15/20...................    389,000    381,112
           Gold Fields Orogen Holding BVI, Ltd.
            Company Guar. Notes
            4.88% due 10/07/20*..................    350,000    322,235
           Kinross Gold Corp.
            Company Guar. Notes
            6.88% due 09/01/41*..................    381,000    407,595
                                                             ----------
                                                              1,110,942
                                                             ----------
         IMPORT/EXPORT -- 0.1%
           Marfrig Overseas, Ltd.
            Company Guar. Notes
            9.50% due 05/04/20*..................    480,000    307,200
           Minerva Overseas II, Ltd.
            Company Guar. Notes
            10.88% due 11/15/19..................    400,000    316,000
                                                             ----------
                                                                623,200
                                                             ----------
         INDEPENDENT POWER PRODUCERS -- 0.0%
           AES Drax Energy, Ltd.
            Sec. Notes
            11.50% due 08/30/10(3)(4)(7)(8)+.....    725,000          0
                                                             ----------
         INSURANCE-MULTI-LINE -- 0.4%
           Aegon NV FRS
            Jr. Sub. Notes
            3.17% due 01/15/12(5)................    111,000     51,709
           Catlin Insurance Co., Ltd. FRS
            Jr. Sub. Notes
            7.25% due 01/19/12*(5)...............    997,000    857,420
           XL Group PLC
            Senior Notes
            5.25% due 09/15/14...................    488,000    508,105
           XL Group PLC
            Senior Notes
            6.38% due 11/15/24...................    318,000    335,778
           XL Group, Ltd.
            Company Guar. Notes
            5.75% due 10/01/21...................    637,000    635,175
                                                             ----------
                                                              2,388,187
                                                             ----------
         INSURANCE-REINSURANCE -- 0.0%
           Validus Holdings, Ltd.
            Senior Notes
            8.88% due 01/26/40...................    229,000    254,064
                                                             ----------
         MEDICAL-DRUGS -- 0.1%
           Hypermarcas SA
            Senior Sec. Notes
            6.50% due 04/20/21*..................    310,000    282,100
                                                             ----------

                                                      PRINCIPAL   VALUE
                   SECURITY DESCRIPTION               AMOUNT**   (NOTE 2)
      --------------------------------------------------------------------
      METAL-DIVERSIFIED -- 0.1%
        Vedanta Resources PLC
         Senior Notes
         8.25% due 06/07/21*......................... $425,000  $  327,250
        Vedanta Resources PLC
         Senior Notes
         8.25% due 06/07/21..........................  235,000     180,950
                                                                ----------
                                                                   508,200
                                                                ----------
      MUNICIPAL BONDS -- 0.1%
        City of Kyiv Via Kyiv Finance PLC
         Senior Notes
         9.38% due 07/11/16*.........................  870,000     836,749
                                                                ----------
      OIL & GAS DRILLING -- 0.1%
        Ensco PLC
         Senior Notes
         4.70% due 03/15/21..........................  302,000     307,809
        Transocean, Inc.
         Company Guar. Notes
         6.00% due 03/15/18..........................  280,000     298,140
                                                                ----------
                                                                   605,949
                                                                ----------
      OIL COMPANIES-EXPLORATION & PRODUCTION -- 0.3%
        KazMunayGas National Co.
         Senior Notes
         6.38% due 04/09/21*.........................  540,000     526,500
        MIE Holdings Corp.
         Senior Notes
         9.75% due 05/12/16..........................  342,000     263,340
        Nexen, Inc.
         Bonds
         6.40% due 05/15/37..........................  138,000     140,438
        Nexen, Inc.
         Senior Notes
         7.50% due 07/30/39..........................  303,000     354,870
        QGOG Atlantic/Alaskan Rigs, Ltd.
         Senior Sec. Notes
         5.25% due 07/30/18*.........................  425,000     382,500
                                                                ----------
                                                                 1,667,648
                                                                ----------
      OIL COMPANIES-INTEGRATED -- 0.5%
        BP Capital Markets PLC
         Company Guar. Notes
         3.13% due 10/01/15..........................  451,000     466,009
        BP Capital Markets PLC
         Company Guar. Notes
         3.88% due 03/10/15..........................  403,000     427,267
        Norsk Hydro A/S
         Company Guar. Notes
         7.15% due 11/15/25..........................  290,000     387,461
        Petroleos de Venezuela SA
         Company Guar. Notes
         5.38% due 04/12/27..........................  350,000     160,125
        Petroleos de Venezuela SA
         Company Guar. Notes
         8.50% due 11/02/17..........................  950,000     624,625
        Petroleos de Venezuela SA
         Company Guar. Notes
         12.75% due 02/17/22.........................  310,000     226,300

        SUNAMERICA STRATEGIC BOND FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2011 -- (UNAUDITED)
        (CONTINUED)


                                                     PRINCIPAL    VALUE
                 SECURITY DESCRIPTION                AMOUNT**    (NOTE 2)
     --------------------------------------------------------------------
     FOREIGN CORPORATE BONDS & NOTES (CONTINUED)
     OIL COMPANIES-INTEGRATED (CONTINUED)
       Petroleos Mexicanos
        Company Guar. Notes
        6.50% due 06/02/41.......................... $  390,000 $  403,650
                                                                ----------
                                                                 2,695,437
                                                                ----------
     PAPER & RELATED PRODUCTS -- 0.3%
       PE Paper Escrow GmbH
        Senior Sec. Notes
        12.00% due 08/01/14*........................    475,000    498,750
       Sappi Papier Holding GmbH
        Senior Sec. Notes
        6.63% due 04/15/21*.........................  1,475,000  1,253,750
                                                                ----------
                                                                 1,752,500
                                                                ----------
     PETROCHEMICALS -- 0.1%
       Braskem Finance, Ltd.
        Company Guar. Notes
        7.00% due 05/07/20*.........................    280,000    284,200
                                                                ----------
     PIPELINES -- 0.0%
       TransCanada Pipelines, Ltd. FRS
        Jr. Sub. Notes
        6.35% due 05/15/67..........................    272,000    270,832
                                                                ----------
     REAL ESTATE OPERATIONS & DEVELOPMENT -- 0.3%
       China Resources Land, Ltd.
        Senior Notes
        4.63% due 05/19/16*.........................    425,000    403,243
       Country Garden Holdings Co.
        Senior Notes
        11.13% due 02/23/18*........................    410,000    311,600
       Country Garden Holdings Co.
        Company Guar. Notes
        11.25% due 04/22/17*........................    500,000    385,000
       Longfor Properties Co., Ltd.
        Company Guar. Notes
        9.50% due 04/07/16*.........................    450,000    360,000
                                                                ----------
                                                                 1,459,843
                                                                ----------
     RETAIL-CONSUMER ELECTRONICS -- 0.1%
       Grupo Elektra SA de CV
        Company Guar. Notes
        7.25% due 08/04/18..........................    460,000    386,400
                                                                ----------
     SATELLITE TELECOM -- 0.2%
       Intelsat Jackson Holdings SA
        Company Guar. Notes
        7.25% due 04/01/19*.........................  1,475,000  1,368,063
                                                                ----------
     SEMICONDUCTOR EQUIPMENT -- 0.2%
       MagnaChip Semiconductor SA/MagnaChip
        Semiconductor Finance Co.
        Company Guar. Notes
        10.50% due 04/15/18.........................  1,100,000  1,160,500
                                                                ----------
     SPECIAL PURPOSE ENTITIES -- 0.1%
       Hellas Telecommunications Luxembourg II FRS
        Sub. Notes
        6.03% due 01/15/15*(7)(9)+..................  1,330,000     36,575

                                                  PRINCIPAL     VALUE
                 SECURITY DESCRIPTION             AMOUNT**     (NOTE 2)
        ---------------------------------------------------------------
        SPECIAL PURPOSE ENTITIES (CONTINUED)
          Marfrig Holding Europe BV
           Company Guar. Notes
           8.38% due 05/09/18*.................. $    260,000 $  163,800
          SMFG Preferred Capital, Ltd. FRS Jr.
           Sub. Notes
           6.08% due 01/25/17*(9)...............      373,000    361,810
                                                              ----------
                                                                 562,185
                                                              ----------
        STEEL-PRODUCERS -- 0.2%
          China Oriental Group Co., Ltd.
           Senior Sec. Notes
           8.00% due 08/18/15...................      320,000    249,600
          Evraz Group SA
           Senior Notes
           6.75% due 04/27/18*..................      400,000    335,754
          Severstal JSC via Steel Capital SA
           Notes
           6.25% due 07/26/16*..................      415,000    356,722
          Severstal OAO Via Steel Capital SA
           Notes
           6.70% due 10/25/17*..................      320,000    270,284
                                                              ----------
                                                               1,212,360
                                                              ----------
        SUPRANATIONAL BANKS -- 0.0%
          Asian Development Bank
           Senior Notes
           5.82% due 06/16/28...................      203,000    268,256
                                                              ----------
        TELECOM SERVICES -- 0.1%
          Wind Acquisition Finance SA
           Senior Sec. Notes
           7.25% due 02/15/18*..................      720,000    614,700
                                                              ----------
        TELEPHONE-INTEGRATED -- 0.3%
          Brasil Telecom SA
           Senior Notes
           9.75% due 09/15/16*..................  BRL 575,000    278,287
          British Telecommunications PLC
           Senior Notes
           9.88% due 12/15/30...................       34,000     49,189
          Telecom Italia Capital SA
           Company Guar. Notes
           5.25% due 10/01/15...................      621,000    592,051
          Telecom Italia Capital SA
           Company Guar. Notes
           7.00% due 06/04/18...................      327,000    327,662
          Telefonica Emisones SAU
           Company Guar. Notes
           6.42% due 06/20/16...................      152,000    155,837
                                                              ----------
                                                               1,403,026
                                                              ----------
        TRANSPORT-MARINE -- 0.1%
          CMA CGM SA
           Senior Notes
           8.50% due 04/15/17*..................    1,450,000    587,250
                                                              ----------
        TRANSPORT-RAIL -- 0.1%
          Canadian Pacific Railway Co.
           Senior Notes
           6.50% due 05/15/18...................      410,000    486,590
                                                              ----------

        SUNAMERICA STRATEGIC BOND FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2011 -- (UNAUDITED)
        (CONTINUED)


                                                 PRINCIPAL       VALUE
              SECURITY DESCRIPTION               AMOUNT**       (NOTE 2)
      -------------------------------------------------------------------
      FOREIGN CORPORATE BONDS & NOTES (CONTINUED)
      TRANSPORT-SERVICES -- 0.1%
        Inversiones Alsacia SA
         Company Guar. Notes
         8.00% due 08/18/18*................. $        640,000 $   549,911
                                                               -----------
      TOTAL FOREIGN CORPORATE BONDS & NOTES
         (cost $55,577,705)..................                   48,764,059
                                                               -----------
      FOREIGN GOVERNMENT AGENCIES -- 15.5%
      REGIONAL AUTHORITY -- 0.1%
        Province of British Columbia Canada
         Senior Notes
         2.85% due 06/15/15..................          612,000     652,532
                                                               -----------
      SOVEREIGN -- 15.2%
        Commonwealth of Australia
         Bonds
         4.50% due 10/21/14..................    AUD 1,600,000   1,584,907
        Dominican Republic
         Bonds
         7.50% due 05/06/21..................        1,350,000   1,316,250
        Dominican Republic
         Senior Notes
         7.50% due 05/06/21*.................        1,441,000   1,404,975
        Federal Republic of Brazil
         Senior Notes
         4.88% due 01/22/21..................          850,000     908,650
        Federal Republic of Brazil
         Notes
         5.88% due 01/15/19..................          690,000     791,775
        Federal Republic of Brazil
         Senior Bonds
         7.13% due 01/20/37..................          430,000     549,325
        Federal Republic of Brazil
         Notes
         8.75% due 02/04/25..................        1,170,000   1,646,775
        Federal Republic of Germany
         Bonds
         4.25% due 07/04/39..................      EUR 292,000     510,916
        Government of Bermuda
         Senior Notes
         5.60% due 07/20/20*.................          340,000     367,200
        Government of Canada
         Bonds
         4.25% due 06/01/18..................    CAD 2,500,000   2,768,656
        Government of Canada
         Bonds
         5.75% due 06/01/29..................    CAD 2,220,000   3,035,652
        Government of Japan
         Senior Bonds
         2.10% due 03/20/27..................  JPY 163,600,000   2,291,902
        Government of Poland
         Bonds
         5.13% due 04/21/21..................          770,000     768,075
        Government of Switzerland
         Bonds
         3.00% due 05/12/19..................    CHF 3,490,000   4,488,485
        Kingdom of Norway
         Bonds
         4.25% due 05/19/17..................   NOK 14,970,000   2,855,452

                                               PRINCIPAL      VALUE
               SECURITY DESCRIPTION            AMOUNT**      (NOTE 2)
         ------------------------------------------------------------
         SOVEREIGN (CONTINUED)
           Kingdom of Norway
            Bonds
            5.00% due 05/15/15.............   NOK 5,475,000 $1,040,535
           Kingdom of Sweden
            Bonds
            4.50% due 08/12/15.............  SEK 12,610,000  2,055,246
           New South Wales Treasury Corp.
            Government Guar. Bonds
            6.00% due 05/01/12.............   AUD 1,228,000  1,197,336
           Republic of Argentina
            Notes
            2.50% due 12/31/38(12).........       1,764,761    595,607
           Republic of Argentina
            Senior Bonds
            7.00% due 10/03/15.............         900,000    756,000
           Republic of Argentina
            Bonds
            7.00% due 04/17/17.............         920,000    736,000
           Republic of Argentina
            Senior Bonds
            8.28% due 12/31/33.............       1,542,532  1,056,635
           Republic of Belarus
            Bonds
            8.75% due 08/03/15.............         530,000    378,950
           Republic of Belarus
            Senior Notes
            8.95% due 01/26/18.............         550,000    386,375
           Republic of Chile
            Bonds
            5.50% due 08/05/20............. CLP 399,000,000    806,523
           Republic of Colombia
            Bonds
            4.38% due 07/12/21.............         480,000    489,600
           Republic of Colombia
            Senior Bonds
            7.38% due 09/18/37.............         470,000    612,880
           Republic of Colombia
            Senior Bonds
            8.13% due 05/21/24.............         360,000    477,360
           Republic of Croatia
            Notes
            6.38% due 03/24/21.............         420,000    383,250
           Republic of Croatia
            Notes
            6.63% due 07/14/20.............         420,000    400,050
           Republic of Croatia
            Notes
            6.75% due 11/05/19.............         400,000    386,800
           Republic of El Salvador
            Senior Bonds
            8.25% due 04/10/32.............         420,000    443,100
           Republic of Hungary
            Senior Bonds
            6.38% due 03/29/21.............         780,000    758,940
           Republic of Hungary
            Bonds
            7.63% due 03/29/41.............       1,522,000  1,483,950

        SUNAMERICA STRATEGIC BOND FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2011 -- (UNAUDITED)
        (CONTINUED)


                                             PRINCIPAL      VALUE
               SECURITY DESCRIPTION          AMOUNT**      (NOTE 2)
           --------------------------------------------------------
           FOREIGN GOVERNMENT AGENCIES (CONTINUED)
           SOVEREIGN (CONTINUED)
             Republic of Indonesia
              Senior Notes
              4.88% due 05/05/21*......... $    1,110,000 $1,121,100
             Republic of Indonesia
              Bonds
              4.88% due 05/05/21..........        840,000    848,400
             Republic of Indonesia
              Senior Bonds
              5.88% due 03/13/20..........        900,000    972,000
             Republic of Indonesia
              Bonds
              6.63% due 02/17/37..........        534,000    598,080
             Republic of Indonesia
              Senior Bonds
              6.88% due 01/17/18..........        880,000    987,800
             Republic of Indonesia
              Senior Bonds
              8.50% due 10/12/35..........        620,000    837,000
             Republic of Indonesia
              Senior Notes
              11.63% due 03/04/19.........        350,000    497,875
             Republic of Ivory Coast
              Senior Bonds
              2.50% due 12/31/32(9)+......      1,140,000    570,000
             Republic of Lithuania
              Notes
              6.13% due 03/09/21..........        390,000    382,200
             Republic of Lithuania
              Notes
              7.38% due 02/11/20..........        730,000    784,750
             Republic of Peru
              Senior Bonds
              5.63% due 11/18/50..........        330,000    330,000
             Republic of Peru
              Senior Bonds
              6.55% due 03/14/37..........        211,000    244,760
             Republic of Peru
              Senior Bonds
              7.35% due 07/21/25..........        656,000    816,720
             Republic of Peru
              Senior Bonds
              8.75% due 11/21/33..........        720,000  1,021,320
             Republic of Serbia
              Senior Notes
              7.25% due 09/28/21*.........      1,650,000  1,518,000
             Republic of Singapore
              Senior Bonds
              2.38% due 04/01/17..........  SGD 1,980,000  1,644,911
             Republic of Sri Lanka
              Senior Notes
              6.25% due 10/04/20..........        810,000    781,650
             Republic of Sri Lanka
              Bonds
              6.25% due 07/27/21*.........        598,000    578,384
             Republic of the Philippines
              Bonds
              4.00% due 01/15/21.......... $      860,000    851,400

                                             PRINCIPAL      VALUE
               SECURITY DESCRIPTION          AMOUNT**      (NOTE 2)
           --------------------------------------------------------
           SOVEREIGN (CONTINUED)
             Republic of the Philippines
              Senior Bonds
              6.25% due 01/14/36.......... PHP 37,000,000 $  801,180
             Republic of the Philippines
              Senior Bonds
              6.38% due 10/23/34..........        700,000    801,500
             Republic of the Philippines
              Senior Bonds
              6.50% due 01/20/20..........      1,460,000  1,693,600
             Republic of the Philippines
              Senior Bonds
              7.75% due 01/14/31..........        330,000    423,638
             Republic of the Philippines
              Bonds
              8.38% due 06/17/19..........      1,600,000  2,024,000
             Republic of the Philippines
              Bonds
              9.88% due 01/15/19..........        300,000    402,000
             Republic of the Philippines
              Senior Bonds
              10.63% due 03/16/25.........        265,000    400,150
             Republic of Turkey
              Bonds
              zero coupon due 02/20/13....    TRY 700,000    336,447
             Republic of Turkey
              Bonds
              5.63% due 03/30/21..........        800,000    815,000
             Republic of Turkey
              Bonds
              6.00% due 01/14/41..........        420,000    400,050
             Republic of Turkey
              Notes
              6.75% due 04/03/18..........      1,100,000  1,207,250
             Republic of Turkey
              Senior Notes
              6.88% due 03/17/36..........        475,000    505,875
             Republic of Turkey
              Notes
              6.88% due 03/17/36..........        670,000    713,550
             Republic of Turkey
              Senior Notes
              7.00% due 06/05/20..........        350,000    392,000
             Republic of Turkey
              Notes
              7.25% due 03/15/15..........        370,000    408,388
             Republic of Turkey
              Senior Notes
              7.38% due 02/05/25..........        705,000    803,700
             Republic of Turkey
              Senior Notes
              7.50% due 11/07/19..........        690,000    795,225
             Republic of Turkey
              Senior Notes
              8.00% due 02/14/34..........        611,000    733,200
             Republic of Turkey
              Bonds
              11.88% due 01/15/30.........        500,000    818,750

        SUNAMERICA STRATEGIC BOND FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2011 -- (UNAUDITED)
        (CONTINUED)


                                           PRINCIPAL      VALUE
               SECURITY DESCRIPTION        AMOUNT**      (NOTE 2)
             ------------------------------------------------------
             FOREIGN GOVERNMENT AGENCIES (CONTINUED)
             SOVEREIGN (CONTINUED)
               Republic of Ukraine
                Notes
                7.65% due 06/11/13..... $       800,000 $   766,000
               Republic of Uruguay
                Bonds
                8.00% due 11/18/22.....         610,000     759,450
               Republic of Venezuela
                Senior Bonds
                8.50% due 10/08/14.....         530,000     466,400
               Republic of Venezuela
                Bonds
                9.00% due 05/07/23.....         550,000     341,000
               Republic of Venezuela
                Bonds
                12.75% due 08/23/22....       1,140,000     903,450
               Russian Federation
                Senior Bonds
                5.00% due 04/29/20*....         800,000     786,000
               Russian Federation
                Senior Bonds
                7.50% due 03/31/30(12).       1,166,495   1,310,767
               Russian Federation
                Bonds
                7.85% due 03/10/18*....  RUB 15,000,000     453,459
               Russian Federation
                Bonds
                7.85% due 03/10/18.....  RUB 15,000,000     457,351
               Russian Federation
                Notes
                12.75% due 06/24/28....       1,100,000   1,820,500
               State of Qatar
                Bonds
                5.25% due 01/20/20.....         750,000     825,000
               State of Qatar
                Bonds
                6.55% due 04/09/19.....         460,000     547,400
               United Mexican States
                Senior Notes
                6.05% due 01/11/40.....         400,000     452,000
               United Mexican States
                Bonds
                7.25% due 12/15/16.....  MXN 33,510,000   2,613,872
               United Mexican States
                Senior Notes
                7.50% due 04/08/33.....         840,000   1,111,740
               United Mexican States
                Bonds
                8.00% due 12/17/15.....   MXN 9,400,000     749,037
               United Mexican States
                Bonds
                8.00% due 06/11/20.....   MXN 4,300,000     343,323
                                                        -----------
                                                         84,302,734
                                                        -----------
             SOVEREIGN AGENCY -- 0.2%
               European Union
                Senior Notes
                3.25% due 04/04/18.....     EUR 190,000     268,161

                                                     PRINCIPAL    VALUE
                 SECURITY DESCRIPTION                AMOUNT**    (NOTE 2)
     ---------------------------------------------------------------------
     SOVEREIGN AGENCY (CONTINUED)
       Financing of Infrastructural Projects State
        Enterprise
        Govt. Guar. Bonds
        7.40% due 04/20/18.......................... $  930,000 $   790,500
                                                                -----------
                                                                  1,058,661
                                                                -----------
     TOTAL FOREIGN GOVERNMENT AGENCIES
        (cost $87,022,038)..........................             86,013,927
                                                                -----------
     U.S. GOVERNMENT AGENCIES -- 14.2%
     FEDERAL HOME LOAN MTG. CORP. -- 4.7%
        4.50% due 02/01/20..........................     78,242      83,676
        4.50% due 08/01/20..........................    167,337     178,959
        4.50% due 01/01/39..........................    293,340     311,118
        5.00% due 09/01/18..........................    181,038     195,765
        5.00% due 07/01/20..........................    271,144     293,031
        5.00% due 01/01/24..........................    402,700     432,690
        5.00% due 02/01/34..........................    187,955     202,670
        5.00% due 03/01/34..........................  1,429,828   1,541,325
        5.00% due 05/01/34..........................    156,696     171,045
        5.00% due 02/01/35..........................    256,391     276,384
        5.00% due 07/01/35..........................    401,089     432,115
        5.00% due 08/01/35..........................    450,468     485,314
        5.00% due 04/01/36..........................    242,423     261,175
        5.00% due 05/01/36..........................    142,190     153,123
        5.00% due 08/01/36..........................    200,160     215,549
        5.00% due 03/01/39..........................  1,044,509   1,123,592
        5.00% due 08/01/39..........................  2,843,943   3,058,644
        5.00% due 07/01/40..........................    955,458   1,026,978
        5.50% due 05/01/37..........................    619,747     674,014
        5.50% due 06/01/37..........................    195,781     212,496
        5.50% due 09/01/37..........................    549,066     595,942
        5.50% due 10/01/37..........................  2,086,115   2,264,217
        5.50% due 11/01/37..........................    609,752     671,127
        5.50% due 12/01/37..........................    529,784     575,014
        5.50% due 01/01/38..........................  1,293,789   1,407,077
        5.50% due 02/01/38..........................    381,882     414,485
        5.50% due 07/01/38..........................    323,437     351,051
        6.00% due 10/01/37..........................    569,892     625,937
        6.00% due 12/01/37..........................  1,123,222   1,233,684
        6.00% due 10/01/39..........................  1,591,232   1,744,239
        6.50% due 05/01/29..........................      3,836       4,353
        6.50% due 02/01/35..........................     82,651      92,763
        6.50% due 11/01/37..........................  2,379,106   2,646,359
        7.00% due 06/01/29..........................      7,840       9,040
       Federal Home Loan Mtg. Corp. REMIC
        Series 3841, Class PA
        5.00% due 12/15/40(2).......................    945,571   1,053,218
        Series 41, Class F
        10.00% due 05/15/20(2)......................      6,161       6,785
        Series 1103, Class N
        11.57% due 06/15/21(2)(11)..................      3,358         747
       Federal Home Loan Mtg. Corp. REMIC FRS
        Series 3572, Class JS
        6.57% due 09/15/39(2)(11)...................  6,495,239   1,155,046
                                                                -----------
                                                                 26,180,747
                                                                -----------

        SUNAMERICA STRATEGIC BOND FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2011 -- (UNAUDITED)
        (CONTINUED)


                                                 PRINCIPAL    VALUE
                  SECURITY DESCRIPTION           AMOUNT**    (NOTE 2)
          -------------------------------------
          U.S. GOVERNMENT AGENCIES (CONTINUED)
          FEDERAL NATIONAL MTG. ASSOC. -- 8.7%
             4.00% due 06/01/39................. $  833,447 $  880,923
             4.00% due 09/01/40.................  1,406,299  1,475,866
             4.50% due 06/01/19.................    186,347    199,671
             4.50% due 11/01/22.................    349,468    374,401
             4.50% due 06/01/23.................    269,253    287,075
             4.50% due 10/01/24.................    667,633    710,990
             4.50% due 03/01/25.................    830,460    885,428
             4.50% due 05/01/25.................    748,013    797,524
             4.50% due 07/01/25.................  1,014,003  1,081,121
             4.50% due 01/01/39.................  2,396,369  2,547,016
             4.50% due 07/01/40.................  1,893,617  2,014,434
             4.50% due 08/01/40.................  2,742,831  2,913,543
             5.00% due 06/01/19.................     96,800    104,735
             5.00% due 01/01/23.................     72,138     77,601
             5.00% due 03/01/34.................    139,841    151,091
             5.00% due 04/01/35.................  2,722,591  2,941,618
             5.00% due 05/01/35.................     77,386     83,552
             5.00% due 02/01/37.................    129,257    139,377
             5.00% due 04/01/37.................    569,225    613,417
             5.00% due 05/01/37.................    183,580    197,831
             5.00% due 06/01/37.................     13,187     14,210
             5.00% due 07/01/37.................    148,737    160,284
             5.00% due 05/01/40.................    334,277    360,177
             5.00% due 07/01/40.................  3,613,391  3,893,354
             5.00% due 08/01/40.................  1,301,112  1,401,921
             5.50% due 11/01/19.................    683,849    744,180
             5.50% due 08/01/20.................    157,509    171,208
             5.50% due 11/01/22.................    263,744    286,050
             5.50% due 08/01/23.................    188,473    204,412
             5.50% due 01/01/29.................      2,603      2,853
             5.50% due 08/01/34.................  1,811,610  1,979,014
             5.50% due 02/01/35.................    237,438    259,230
             5.50% due 03/01/35.................  1,370,790  1,497,460
             5.50% due 12/01/35.................    330,686    361,037
             5.50% due 12/01/36.................    243,298    265,134
             5.50% due 04/01/37.................    102,287    111,292
             5.50% due 08/01/37.................  4,905,770  5,345,781
             5.50% due 03/01/38.................     16,704     18,153
             6.00% due 02/01/32.................     68,330     75,894
             6.00% due 05/01/34.................      8,980      9,949
             6.00% due 10/01/34.................    242,834    269,428
             6.00% due 06/01/35.................     65,546     72,350
             6.00% due 07/01/37.................  1,895,195  2,083,056
             6.00% due 08/01/37.................     99,548    109,416
             6.00% due 10/01/37.................    243,367    270,396
             6.00% due 11/01/38.................  2,217,827  2,437,669
             6.00% due 12/01/38.................  2,978,117  3,271,462
             6.00% due 04/01/40.................    854,448    939,878
             6.50% due 02/01/35.................     41,354     46,223
             6.50% due 10/01/38.................  1,688,157  1,870,953
             7.50% due 01/01/30.................      6,517      7,611
             7.50% due 09/01/30.................      2,760      3,229
             8.00% due 11/01/28.................     11,642     13,570
             13.00% due 11/15/15................        333        374
            Federal National Mtg. Assoc. REMIC
             Series 2011-38, Class D
             4.50% due 05/25/41(2)..............    974,426  1,073,532

                                                   PRINCIPAL
                                                    AMOUNT/     VALUE
                 SECURITY DESCRIPTION              SHARES**    (NOTE 2)
       -----------------------------------------------------------------
       FEDERAL NATIONAL MTG. ASSOC. (CONTINUED)
          Series 1989-2, Class D
          8.80% due 01/25/19(2)................... $   19,263 $    23,135
          Series 1989-17, Class E
          10.40% due 04/25/19(2)..................      1,254       1,423
                                                              -----------
                                                               48,132,512
                                                              -----------
       GOVERNMENT NATIONAL MTG. ASSOC. -- 0.8%
          5.00% due 04/15/40......................  3,615,100   3,994,374
          7.50% due 07/15/27......................      8,865      10,364
          7.50% due 10/15/27......................     54,848      64,118
                                                              -----------
                                                                4,068,856
                                                              -----------
       TOTAL U.S. GOVERNMENT AGENCIES
          (cost $74,954,378)......................             78,382,115
                                                              -----------
       U.S. GOVERNMENT TREASURIES -- 5.0%
       UNITED STATES TREASURY BONDS -- 1.0%
          2.13% due 02/15/40 TIPS.................    351,197     445,609
          2.13% due 02/15/41 TIPS.................    625,162     798,351
          4.38% due 05/15/41......................  2,833,000   3,659,896
          5.25% due 11/15/28......................    314,000     427,972
                                                              -----------
                                                                5,331,828
                                                              -----------
       UNITED STATES TREASURY NOTES -- 4.0%
          0.63% due 07/15/14......................    488,000     490,972
          0.75% due 06/15/14......................  3,547,000   3,581,363
          1.00% due 08/31/16......................    295,000     295,737
          1.38% due 02/15/13......................    450,000     456,979
          1.38% due 11/30/15......................    105,000     107,723
          1.50% due 07/31/16......................    412,000     423,075
          1.75% due 05/31/16......................  1,760,000   1,830,259
          2.13% due 05/31/15......................     82,000      86,529
          2.13% due 08/15/21......................    959,000     975,936
          2.38% due 02/28/15......................    195,000     207,051
          2.38% due 05/31/18......................  2,715,000   2,889,982
          2.63% due 11/15/20......................    144,000     153,990
          2.75% due 05/31/17......................  1,141,000   1,242,888
          3.13% due 05/15/21......................  8,429,000   9,355,516
                                                              -----------
                                                               22,098,000
                                                              -----------
       TOTAL U.S. GOVERNMENT TREASURIES
          (cost $26,200,228)......................             27,429,828
                                                              -----------
       LOANS (17)(18) -- 0.1%
       MEDICAL-DRUGS -- 0.1%
         Triax Pharmaceuticals LLC
          BTL
          16.50% due 08/30/11+(3)(4)(8)(13)(16)
          (cost $1,654,363).......................  1,669,715     631,486
                                                              -----------
       MUNICIPAL BONDS & NOTES -- 0.1%
       MUNICIPAL BONDS -- 0.1%
         Port Authority of New York & New Jersey
          Revenue Bonds
          4.93% due 10/01/2051
          (cost $554,000).........................    554,000     569,529
                                                              -----------
       COMMON STOCK -- 0.1%
       BANKS-COMMERCIAL -- 0.1%
         Lloyds Banking Group PLC+(21)............    600,576     318,462
                                                              -----------

        SUNAMERICA STRATEGIC BOND FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2011 -- (UNAUDITED)
        (CONTINUED)


                                                                 VALUE
                   SECURITY DESCRIPTION                SHARES   (NOTE 2)
      -------------------------------------------------------------------
      COMMON STOCK (CONTINUED)
      GAMBLING (NON-HOTEL) -- 0.0%
        Shreveport Gaming Holdings, Inc.+(3)(4)(13)...   2,441 $      622
                                                               ----------
      MEDICAL-DRUGS -- 0.0%
        Triax Pharmaceuticals LLC+(3)(4)(13)(14)...... 128,418        642
                                                               ----------
      MEDICAL-OUTPATIENT/HOME MEDICAL -- 0.0%
        Critical Care Systems International,
         Inc.+(3)(4)(13)..............................   4,107        103
                                                               ----------
      TOTAL COMMON STOCK
         (cost $445,730)..............................            319,829
                                                               ----------
      PREFERRED STOCK -- 1.1%
      BANKS-COMMERCIAL -- 0.1%
        CoBank ACB 11.00%*............................  12,063    628,784
                                                               ----------
      BANKS-SUPER REGIONAL -- 0.2%
        US Bancorp FRS 3.50%..........................     759    516,879
        Wachovia Capital Trust IX 6.38%...............  12,800    322,688
                                                               ----------
                                                                  839,567
                                                               ----------
      DIVERSIFIED BANKING INSTITUTIONS -- 0.6%
        Ally Financial, Inc. 7.00%*...................   2,538  1,699,587
        Goldman Sachs Group, Inc. 6.13%...............  48,000  1,190,400
        HSBC Holdings PLC 8.00%.......................   9,360    238,025
                                                               ----------
                                                                3,128,012
                                                               ----------
      DIVERSIFIED FINANCIAL SERVICES -- 0.0%
        General Electric Capital Corp. 5.50%..........   8,582    221,416
                                                               ----------
      ELECTRIC-INTEGRATED -- 0.0%
        Southern California Edison Co. FRS 5.71%......   2,250    225,338
                                                               ----------
      FINANCE-INVESTMENT BANKER/BROKER -- 0.1%
        JP Morgan Chase Capital XXIX 6.70%............  19,440    487,166
                                                               ----------
      FINANCE-MORTGAGE LOAN/BANKER -- 0.0%
        Freddie Mac VRS+ 8.38%........................  11,300     22,600
                                                               ----------
      MEDICAL-DRUGS -- 0.0%
        Triax Pharmaceuticals LLC, Class C+(3)(4)(13).  39,177        196
                                                               ----------
      SPECIAL PURPOSE ENTITY -- 0.1%
        Structured Repackaged Asset-Backed Trust
         Securities FRS
         3.00%........................................  29,200    540,492
                                                               ----------
      TOTAL PREFERRED STOCK
         (cost $6,722,535)............................          6,093,571
                                                               ----------
      WARRANTS+ -- 0.0%
      PUBLISHING-PERIODICALS -- 0.0%
        Reader's Digest Assoc., Inc.
         Expires 02/19/14 (3)(4)......................   6,739          0
                                                               ----------
      TELEVISION -- 0.0%
        Ion Media Networks, Inc.
         Expires 12/18/16
         (strike price $687.50)(3)(4)(13).............     325     40,625
        Ion Media Networks, Inc.
         Expires 12/18/16
         (strike price $500.00)(3)(4)(13).............     325     73,125
                                                               ----------
                                                                  113,750
                                                               ----------

                                                    PRINCIPAL      VALUE
                SECURITY DESCRIPTION                AMOUNT**      (NOTE 2)
    -----------------------------------------------------------------------
    TOTAL WARRANTS
       (cost $6,978)..............................              $    113,750
                                                                ------------
    TOTAL LONG-TERM INVESTMENT SECURITIES
       (cost $542,546,236)........................               520,384,865
                                                                ------------
    SHORT-TERM INVESTMENT SECURITIES -- 2.0%
    TIME DEPOSITS -- 2.0%
      Euro Time Deposit with State Street Bank &
       Trust Co. 0.01 % due 10/03/11
       (cost $11,254,000)......................... $11,254,000    11,254,000
                                                                ------------
    REPURCHASE AGREEMENT -- 1.8%
      State Street Bank and Trust Co. Joint
       Repurchase Agreement
       (cost $10,213,000)(19).....................  10,213,000    10,213,000
                                                                ------------
    TOTAL INVESTMENTS
       (cost $564,013,236) (15)...................        97.8%  541,851,865
    Other assets less liabilities.................         2.2    12,041,196
                                                   -----------  ------------
    NET ASSETS                                           100.0% $553,893,061
                                                   ===========  ============

--------
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At September 30, 2011, the aggregate value of these securities was $105,893,250 representing 19.1% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
**   Denominated in United States Dollars unless otherwise indicated.
+    Non-income producing security
(1)  Commercial Mortgage Backed Security
(2)  Collateralized Mortgage Obligation
(3) Illiquid security. At September 30, 2011, the aggregate value of these securities was $1,774,691 representing 0.20% of net assets.
(4) Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(5)  Perpetual maturity--maturity date reflects the next call date.
(6) Income may be received in cash or additional bonds at the discretion of the issuer.
(7)  Company has filed bankruptcy in the country of issuance.
(8)  Security in default of interest and did not pay principal at maturity.
(9)  Bond in default
(10) Company has filed for Chapter 7 bankruptcy.
(11) Interest Only
(12) "Step-up" security where the rate increases ("steps-up") at a predetermined rate. Rate shown reflects the increased rate.
(13) Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note
     2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In

        SUNAMERICA STRATEGIC BOND FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2011 -- (UNAUDITED)
        (CONTINUED)

     addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of September 30, 2011, the SunAmerica Strategic Bond Fund held the following restricted securities:

                                PRINCIPAL                        VALUE   % OF
                    ACQUISITION AMOUNT /   ACQUISITION            PER    NET
  NAME                 DATE      SHARES       COST      VALUE    SHARE  ASSETS
  ----              ----------- ---------- ----------- -------- ------- ------
  Critical Care
   Systems
   International,
   Inc. Common
   Stock...........  7/20/2006  $    4,107 $       --  $    103 $  0.03  0.00%

  Ion Media
   Networks, Inc.
   Expires
   12/18/16
   (strike price
   $687.50)
   Warrants........  3/15/2011         325         --    40,625  125.00  0.01

  Ion Media
   Networks, Inc.
   Expires
   12/18/16
   (strike price
   $500.00)
   Warrants........  3/15/2011         325         --    73,125  225.00  0.01

  Shreveport
   Gaming
   Holdings, Inc.
   Common
   Stock...........  7/29/2005       2,047     47,128
                     7/21/2005         394      9,051
                                ---------- ----------
                                     2,441     56,179       622    0.25  0.00

  Triax
   Pharmaceuticals
   LLC 16.50%
   due 08/30/11
   Loan
   Agreement.......  8/31/2007   1,500,000  1,478,967
                    10/31/2007       3,875      3,875
                     1/10/2008      11,404     11,404
                      4/4/2008      11,239     11,238
                      7/3/2008      11,449     11,449
                     10/9/2008      11,534     11,534
                      1/6/2009      11,751     11,750
                      4/7/2009      11,579     11,579
                      7/1/2009      11,796     11,796
                     10/7/2009      11,885     11,885
                    12/22/2010      48,346     48,347
                     3/17/2011          91         91
                     3/29/2011      12,611     12,611
                     6/15/2011      12,155     24,831
                                ---------- ----------
                                 1,669,715  1,661,357   631,486   37.82  0.11
  Triax
   Pharmaceuticals
   LLC Common
   Stock...........  8/31/2007     128,418     53,936       642    0.01  0.00

  Triax
   Pharmaceuticals
   LLC Preferred
   Stock...........  8/31/2007      39,177     78,353       196    0.01  0.00
                                                       --------          ----
                                                       $746,799          0.13%
                                                       ========          ====

(14) Consists of more than one type of securities traded together as a unit.
(15) See Note 5 for cost of investments on a tax basis.
(16) A portion of the interest was paid in additional bonds/loans.
(17) Senior loans in the Fund are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(18) The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate ("LIBOR") or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(19) See Note 2 for details of Joint Repurchase Agreements.
(20) Security default resolution subsequent to September 30, 2011.
(21) Security was valued using fair value procedures at September 30, 2011. At September 30, 2011, the value of this security was $318,462 representing 0.1% of net assets. See Note 2 regarding fair value pricing procedures for foreign equity securities.
(22) Subsequent to September 30, 2011, company filed for bankruptcy.
(23) Bond in default subsequent to September 30, 2011.
FRS --Floating Rate Security
VRS --Variable Rate Security
     The rates shown on FRS and VRS are the current rates at September 30, 2011 and unless noted otherwise, the dates shown are the original maturity dates.
REMIC --Real Estate Mortgage Investment Conduit
TIPS --Treasury Inflation Protected Security
AUD --Australian Dollar
BRL --Brazilian Real
CAD --Canadian Dollar
CHF --Swiss Franc
CLP --Chilean Peso
COP --Columbian Peso
EUR --Euro
GBP --British Pound
JPY --Japanese Yen
MXN --Mexican Peso
NOK --Norwegian Krone
PHP --Philippine Peso
RUB --Russian Ruble
SEK --Swedish Krona
SGD --Singapore Dollar
TRY --New Turkish Lira
USD --U.S. Dollar

        SUNAMERICA STRATEGIC BOND FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2011 -- (UNAUDITED)
        (CONTINUED)


The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2011 (see Note 2):

                                   LEVEL 1--UNADJUSTED  LEVEL 2--OTHER   LEVEL 3--SIGNIFICANT
                                      QUOTED PRICES    OBSERVABLE INPUTS UNOBSERVABLE INPUTS     TOTAL
                                   ------------------- ----------------- -------------------- ------------
Long-Term Investment Securities:
  Asset Backed Securities.........     $       --        $ 26,221,001         $       --      $ 26,221,001
  U.S. Corporate Bonds & Notes....             --         242,985,399          2,860,371       245,845,770
  Foreign Corporate Bonds & Notes.             --          48,764,059                  0        48,764,059
  Foreign Government Agencies.....             --          86,013,927                 --        86,013,927
  U.S. Government Agencies........             --          78,382,115                 --        78,382,115
  U.S. Government Treasuries......             --          27,429,828                 --        27,429,828
  Loans...........................             --                  --            631,486           631,486
  Municipal Bond & Notes..........             --             569,529                 --           569,529
  Common Stock....................             --             318,462#             1,367           319,829
  Preferred Stock.................      6,093,375                  --                196         6,093,571
  Warrants........................             --                  --            113,750           113,750
Short Term Investment Securities:
  Time Deposit....................             --          11,254,000                 --        11,254,000
Repurchase Agreement..............             --          10,213,000                 --        10,213,000
                                       ----------        ------------         ----------      ------------
TOTAL.............................     $6,093,375        $532,151,320         $3,607,170      $541,851,865
                                       ==========        ============         ==========      ============

--------
# Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these securities were classified as Level 2 instead of Level 1. The aggregate value of these securities was $318,462 representing 0.1% of net assets. (See Note 2.)

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

                                       CONVERTIBLE  U.S. CORPORATE FOREIGN CORPORATE                COMMON   PREFERRED
                                      BONDS & NOTES BONDS & NOTES    BONDS & NOTES      LOANS       STOCK      STOCK   WARRANTS
                                      ------------- -------------- ----------------- -----------  ---------  --------- --------
Balance as of 3/31/2011..............   $ 359,370    $ 6,550,154          $ 0        $   709,436  $ 373,969    $196    $100,750
Accrued discounts....................          --         45,343           --                 --         --      --          --
Accrued premiums.....................          --             --           --           (130,005)        --      --          --
Realized gain........................          --        195,986           --                 --         --      --          --
Realized loss........................     (15,925)       (81,061)          --            (15,352)  (761,451)     --          --
Change in unrealized appreciation(1).          --         76,283           --                 --    629,012      --      30,875
Change in unrealized depreciation(1).     (46,445)      (533,056)          --            (95,787)        --      --     (17,875)
Net purchases........................          --         72,822           --          1,666,519         --      --          --
Net sales............................    (297,000)    (3,466,100)          --         (1,503,325)  (240,163)     --          --
Transfers in of Level 3(2)...........          --             --           --                 --         --      --          --
Transfers out of Level 3(2)..........          --             --           --                 --         --      --          --
                                        ---------    -----------          ---        -----------  ---------    ----    --------
Balance as of 09/30/2011.............   $      --    $ 2,860,371          $ 0        $   631,486  $   1,367    $196    $113,750
                                        =========    ===========          ===        ===========  =========    ====    ========

--------
(1)The total change in unrealized appreciation (depreciation) included in the statement of operations attributable to level 3 investments still held at September 30, 2011 includes:

   CONVERTIBLE  U.S. CORPORATE FOREIGN CORPORATE           COMMON PREFERRED
  BONDS & NOTES BONDS & NOTES    BONDS & NOTES     LOANS   STOCK    STOCK   WARRANTS
  ------------- -------------- ----------------- --------  ------ --------- --------
       $--        $(466,292)          $--        $(95,787)  $704     $--    $13,000
       ===        =========           ===        ========   ====     ===    =======

--------
(2)The Fund's policy is to recognize transfers in and transfers out as of the end of the reporting period.

See Notes to Financial Statements

        SUNAMERICA HIGH YIELD BOND FUND
        PORTFOLIO PROFILE -- SEPTEMBER 30, 2011 -- (UNAUDITED)

INDUSTRY ALLOCATION*

                  Oil Companies-Exploration & Production. 5.2%
                  Banks-Commercial....................... 4.4
                  Telephone-Integrated................... 3.8
                  Diversified Banking Institutions....... 3.7
                  Cable/Satellite TV..................... 3.5
                  Finance-Auto Loans..................... 3.1
                  Medical-Hospitals...................... 3.0
                  Auto/Truck Parts & Equipment-Original.. 2.9
                  Paper & Related Products............... 2.9
                  Pipelines.............................. 2.9
                  Auto-Cars/Light Trucks................. 2.8
                  Cellular Telecom....................... 2.6
                  Casino Services........................ 2.0
                  Electric-Integrated.................... 2.0
                  Casino Hotels.......................... 1.8
                  Independent Power Producers............ 1.7
                  Coal................................... 1.7
                  Aerospace/Defense-Equipment............ 1.6
                  Retail-Regional Department Stores...... 1.6
                  Containers-Metal/Glass................. 1.6
                  Finance-Consumer Loans................. 1.5
                  Diversified Financial Services......... 1.4
                  Telecom Services....................... 1.4
                  Computer Services...................... 1.3
                  Theaters............................... 1.3
                  Satellite Telecom...................... 1.3
                  Multimedia............................. 1.3
                  Electric-Generation.................... 1.2
                  Transport-Marine....................... 1.2
                  Repurchase Agreements.................. 1.2
                  Oil-Field Services..................... 1.1
                  Machinery-Farming...................... 1.1
                  Real Estate Investment Trusts.......... 1.0
                  Banks-Mortgage......................... 0.9
                  Chemicals-Diversified.................. 0.9
                  Commercial Services.................... 0.9
                  Medical-Drugs.......................... 0.9
                  Computers-Memory Devices............... 0.9
                  Medical Products....................... 0.9
                  Medical Information Systems............ 0.8
                  Insurance-Multi-line................... 0.8
                  Oil Field Machinery & Equipment........ 0.8
                  Diversified Minerals................... 0.8
                  Electronic Components-Semiconductors... 0.8
                  Office Automation & Equipment.......... 0.7
                  Shipbuilding........................... 0.7
                  Retail-Drug Store...................... 0.7
                  Athletic Equipment..................... 0.7
                  Retail-Arts & Crafts................... 0.7
                  Consumer Products-Misc................. 0.6
                  Diagnostic Kits........................ 0.6
                  Television............................. 0.6
                  Diversified Manufacturing Operations... 0.6
                  Medical Labs & Testing Services........ 0.6
                  Machinery-General Industrial........... 0.6
                  Investment Companies................... 0.5
                  Agricultural Operations................ 0.5
                  Telecommunication Equipment............ 0.5
                  Medical-Outpatient/Home Medical........ 0.5
                  Food-Misc.............................. 0.5
                  Special Purpose Entities............... 0.5

                 Advertising Services....................  0.5%
                 Food-Meat Products......................  0.5
                 Physical Therapy/Rehabilitation Centers.  0.5
                 Office Supplies & Forms.................  0.5
                 Commercial Services-Finance.............  0.4
                 Data Processing/Management..............  0.4
                 Pharmacy Services.......................  0.4
                 Publishing-Books........................  0.4
                 Alternative Waste Technology............  0.3
                 Funeral Services & Related Items........  0.3
                 Web Hosting/Design......................  0.3
                 Retail-Propane Distribution.............  0.3
                 Internet Connectivity Services..........  0.3
                 Enterprise Software/Service.............  0.3
                 Broadcast Services/Program..............  0.3
                 Chemicals-Specialty.....................  0.3
                 Printing-Commercial.....................  0.3
                 Direct Marketing........................  0.3
                 Chemicals-Plastics......................  0.2
                 Beverages-Non-alcoholic.................  0.2
                 Agricultural Chemicals..................  0.2
                 E-Commerce/Services.....................  0.2
                 Motion Pictures & Services..............  0.2
                 Publishing-Periodicals..................  0.1
                 Medical-Biomedical/Gene.................  0.1
                 Aerospace/Defense.......................  0.1
                 Dialysis Centers........................  0.1
                                                          ----
                                                          98.6%
                                                          ====

CREDIT QUALITY ALLOCATION+#

                              BBB........    3.7%
                              BB.........   44.7
                              B..........   39.1
                              CCC........    6.0
                              Not Rated@.    6.5
                                          ------
                                          100.00%
                                          ======

--------
*Calculated as a percentage of net assets.
+Source: Standard and Poor's
#Calculated as a percentage of total debt issues, excluding short-term securities.
@Represents debt issues that either have no rating, or the rating is unavailable from the data source.

        SUNAMERICA HIGH YIELD BOND FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2011 -- (UNAUDITED)



                                                  PRINCIPAL    VALUE
                 SECURITY DESCRIPTION              AMOUNT     (NOTE 2)
        --------------------------------------------------------------
        CONVERTIBLE BONDS & NOTES -- 1.7%
        CELLULAR TELECOM -- 0.8%
          Leap Wireless International, Inc.
           Senior Notes
           4.50% due 07/15/14.................... $  938,000 $  831,303
                                                             ----------
        OIL COMPANIES-EXPLORATION & PRODUCTION -- 0.9%
          Chesapeake Energy Corp.
           Company Guar. Notes
           2.50% due 05/15/37....................  1,070,000    988,412
                                                             ----------
        TOTAL CONVERTIBLE BONDS & NOTES
           (cost $1,833,244).....................             1,819,715
                                                             ----------
        U.S. CORPORATE BONDS & NOTES -- 79.5%
        ADVERTISING SERVICES -- 0.5%
          Checkout Holding Corp.
           Senior Notes
           zero coupon due 11/15/15*.............    995,000    544,763
                                                             ----------
        AEROSPACE/DEFENSE -- 0.1%
          Esterline Technologies Corp.
           Company Guar. Notes
           7.00% due 08/01/20....................     85,000     87,338
                                                             ----------
        AEROSPACE/DEFENSE-EQUIPMENT -- 1.6%
          BE Aerospace, Inc.
           Senior Notes
           6.88% due 10/01/20....................    705,000    734,963
          TransDigm, Inc.
           Company Guar. Notes
           7.75% due 12/15/18....................  1,025,000  1,042,937
                                                             ----------
                                                              1,777,900
                                                             ----------
        AGRICULTURAL CHEMICALS -- 0.2%
          CF Industries, Inc.
           Company Guar. Notes
           6.88% due 05/01/18....................    165,000    184,181
                                                             ----------
        AGRICULTURAL OPERATIONS -- 0.5%
          Southern States Cooperative, Inc.
           Senior Notes
           11.25% due 05/15/15*..................    555,000    574,425
                                                             ----------
        ALTERNATIVE WASTE TECHNOLOGY -- 0.3%
          Darling International, Inc.
           Company Guar. Notes
           8.50% due 12/15/18....................    331,000    356,653
                                                             ----------
        ATHLETIC EQUIPMENT -- 0.7%
          Easton-Bell Sports, Inc.
           Senior Sec. Notes
           9.75% due 12/01/16....................    700,000    731,500
                                                             ----------
        AUTO-CARS/LIGHT TRUCKS -- 2.8%
          Chrysler Group LLC/CG Co-Issuer, Inc.
           Senior Sec. Notes
           8.00% due 06/15/19*...................    635,000    495,300
          Ford Motor Co.
           Senior Notes
           7.45% due 07/16/31....................  2,300,000  2,596,424
                                                             ----------
                                                              3,091,724
                                                             ----------


                                                 PRINCIPAL    VALUE
                 SECURITY DESCRIPTION             AMOUNT     (NOTE 2)
         ------------------------------------------------------------
         AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL -- 2.9%
           Affinia Group, Inc.
            Company Guar. Notes
            9.00% due 11/30/14.................. $  445,000 $  429,425
           Affinia Group, Inc.
            Senior Sec. Notes
            10.75% due 08/15/16*................    657,000    670,140
           ArvinMeritor, Inc.
            Company Guar. Notes
            8.13% due 09/15/15..................    705,000    623,925
           ArvinMeritor, Inc.
            Company Guar. Notes
            10.63% due 03/15/18.................    515,000    495,687
           Tenneco, Inc.
            Company Guar. Notes
            7.75% due 08/15/18..................    145,000    145,725
           Tenneco, Inc.
            Company Guar. Notes
            8.13% due 11/15/15..................     90,000     91,800
           TRW Automotive, Inc.
            Company Guar. Notes
            7.25% due 03/15/17*.................    725,000    761,250
                                                            ----------
                                                             3,217,952
                                                            ----------
         AUTO/TRUCK PARTS & EQUIPMENT-REPLACEMENT -- 0.0%
           Exide Corp.
            Escrow Notes
            10.00% due 03/15/25+(1)(2)..........  1,650,000          0
                                                            ----------
         BANKS-COMMERCIAL -- 3.4%
           CIT Group, Inc.
            Sec. Notes
            6.63% due 04/01/18*.................     35,000     34,825
           CIT Group, Inc.
            Sec. Notes
            7.00% due 05/01/15..................        918        911
           CIT Group, Inc.
            Sec. Notes
            7.00% due 05/04/15*.................    440,000    436,700
           CIT Group, Inc.
            Sec. Notes
            7.00% due 05/01/16..................        863        837
           CIT Group, Inc.
            Sec. Notes
            7.00% due 05/02/16*.................  1,129,000  1,095,130
           CIT Group, Inc.
            Sec. Notes
            7.00% due 05/01/17..................        809        785
           CIT Group, Inc.
            Sec. Notes
            7.00% due 05/02/17*.................  2,188,000  2,122,360
                                                            ----------
                                                             3,691,548
                                                            ----------
         BANKS-MORTGAGE -- 0.9%
           Provident Funding Associates LP/PFG
            Finance Corp.
            Senior Sec. Notes
            10.25% due 04/15/17*................  1,065,000  1,038,375
                                                            ----------

        SUNAMERICA HIGH YIELD BOND FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2011 -- (UNAUDITED)
        (CONTINUED)



                                                        PRINCIPAL    VALUE
                  SECURITY DESCRIPTION                   AMOUNT     (NOTE 2)
   -------------------------------------------------------------------------
   U.S. CORPORATE BONDS & NOTES (CONTINUED)
   BROADCAST SERVICES/PROGRAM -- 0.3%
     Clear Channel Worldwide Holdings, Inc.
      Company Guar. Notes,
      Series A
      9.25% due 12/15/17............................... $   55,000 $   55,825
     Clear Channel Worldwide Holdings, Inc.
      Company Guar. Notes,
      Series B
      9.25% due 12/15/17...............................    230,000    235,175
                                                                   ----------
                                                                      291,000
                                                                   ----------
   CABLE/SATELLITE TV -- 3.5%
     CCH II LLC/CCH II Capital Corp.
      Company Guar. Notes
      13.50% due 11/30/16..............................    735,867    838,888
     CCO Holdings LLC/CCO Holdings Capital Corp.
      Company Guar. Notes
      7.25% due 10/30/17...............................    780,000    780,000
     CCO Holdings LLC/CCO Holdings Capital Corp.
      Company Guar. Notes
      7.88% due 04/30/18...............................    560,000    569,800
     CCO Holdings LLC/CCO Holdings Capital Corp.
      Company Guar. Notes
      8.13% due 04/30/20...............................    170,000    176,800
     DISH DBS Corp.
      Company Guar. Notes
      6.75% due 06/01/21*..............................    450,000    429,750
     Mediacom LLC / Mediacom Capital Corp.
      Senior Notes
      9.13% due 08/15/19...............................  1,000,000    995,000
                                                                   ----------
                                                                    3,790,238
                                                                   ----------
   CASINO HOTELS -- 1.8%
     CityCenter Holdings LLC/CityCenter Finance Corp.
      Senior Sec. Notes
      7.63% due 01/15/16*..............................    180,000    169,200
     Harrah's Operating Co., Inc.
      Senior Sec. Notes
      11.25% due 06/01/17..............................    910,000    917,962
     MGM Mirage, Inc.
      Senior Sec. Notes
      9.00% due 03/15/20...............................    155,000    161,006
     MGM Mirage, Inc.
      Senior Sec. Notes
      11.13% due 11/15/17..............................    675,000    740,813
                                                                   ----------
                                                                    1,988,981
                                                                   ----------
   CASINO SERVICES -- 0.5%
     Greektown, Inc. LLC
      Escrow Notes
      10.75% due 12/01/13+(1)(2).......................    489,000          0
     Peninsula Gaming LLC
      Sec. Notes
      8.38% due 08/15/15...............................    600,000    597,000
                                                                   ----------
                                                                      597,000
                                                                   ----------
   CELLULAR TELECOM -- 1.8%
     Cricket Communications, Inc.
      Senior Sec. Notes
      7.75% due 05/15/16...............................    575,000    577,156


                                                     PRINCIPAL    VALUE
                  SECURITY DESCRIPTION                AMOUNT     (NOTE 2)
      -------------------------------------------------------------------
      CELLULAR TELECOM (CONTINUED)
        MetroPCS Wireless, Inc.
         Company Guar. Notes
         6.63% due 11/15/20......................... $  645,000 $  567,600
        MetroPCS Wireless, Inc.
         Company Guar. Notes
         7.88% due 09/01/18.........................    485,000    470,450
        Syniverse Holdings, Inc.
         Company Guar. Notes
         9.13% due 01/15/19.........................    405,000    396,900
                                                                ----------
                                                                 2,012,106
                                                                ----------
      CHEMICALS-DIVERSIFIED -- 0.9%
        Celanese US Holdings LLC
         Company Guar. Notes
         6.63% due 10/15/18.........................    395,000    408,331
        Momentive Performance Materials, Inc.
         Sec. Notes
         9.00% due 01/15/21.........................    471,000    322,635
        Momentive Performance Materials, Inc.
         Company Guar. Notes
         12.50% due 06/15/14........................    297,000    302,940
                                                                ----------
                                                                 1,033,906
                                                                ----------
      CHEMICALS-PLASTICS -- 0.2%
        Hexion US Finance Corp./Hexion Nova Scotia
         Finance ULC
         Sec. Notes
         9.00% due 11/15/20.........................    355,000    260,038
                                                                ----------
      CHEMICALS-SPECIALTY -- 0.3%
        Ferro Corp.
         Senior Notes
         7.88% due 08/15/18.........................    285,000    285,000
                                                                ----------
      COAL -- 1.7%
        Alpha Natural Resources, Inc.
         Company Guar. Notes
         6.00% due 06/01/19.........................    230,000    215,050
        Alpha Natural Resources, Inc.
         Company Guar. Notes
         6.25% due 06/01/21.........................    155,000    144,538
        Arch Coal, Inc.
         Company Guar. Notes
         7.25% due 10/01/20.........................    225,000    216,000
        Peabody Energy Corp.
         Company Guar. Notes
         6.50% due 09/15/20.........................  1,201,000  1,262,551
                                                                ----------
                                                                 1,838,139
                                                                ----------
      COMMERCIAL SERVICES -- 0.6%
        ARAMARK Holdings Corp.
         Senior Notes
         8.63% due 05/01/16*(3).....................    380,000    374,300
        Iron Mountain, Inc.
         Company Guar. Notes
         7.75% due 10/01/19.........................    280,000    277,900
                                                                ----------
                                                                   652,200
                                                                ----------

        SUNAMERICA HIGH YIELD BOND FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2011 -- (UNAUDITED)
        (CONTINUED)



                                                     PRINCIPAL   VALUE
                  SECURITY DESCRIPTION                AMOUNT    (NOTE 2)
      ------------------------------------------------------------------
      U.S. CORPORATE BONDS & NOTES (CONTINUED)
      COMMERCIAL SERVICES-FINANCE -- 0.4%
        Speedy Cash, Inc.
         Senior Sec. Notes
         10.75% due 05/15/18*....................... $455,000  $  458,413
                                                               ----------
      COMPUTER SERVICES -- 1.3%
        SunGard Data Systems, Inc.
         Company Guar. Notes
         7.38% due 11/15/18.........................  556,000     517,080
        SunGard Data Systems, Inc.
         Company Guar. Notes
         7.63% due 11/15/20.........................  275,000     255,750
        SunGard Data Systems, Inc.
         Company Guar. Notes
         10.25% due 08/15/15........................   80,000      80,800
        SunGard Data Systems, Inc.
         Company Guar. Notes
         10.63% due 05/15/15........................  550,000     573,375
                                                               ----------
                                                                1,427,005
                                                               ----------
      CONSUMER PRODUCTS-MISC. -- 0.6%
        Reynolds Group Issuer, Inc./Reynolds Group
         Issuer LLC
         Senior Sec. Notes
         6.88% due 02/15/21*........................  335,000     301,500
        Reynolds Group Issuer, Inc./Reynolds Group
         Issuer LLC
         Senior Sec. Notes
         7.75% due 10/15/16*........................  210,000     210,525
        Reynolds Group Issuer, Inc./Reynolds Group
         Issuer LLC
         Senior Sec. Notes
         7.88% due 08/15/19*........................  210,000     202,650
                                                               ----------
                                                                  714,675
                                                               ----------
      CONTAINERS-METAL/GLASS -- 1.6%
        Ball Corp.
         Company Guar. Notes
         5.75% due 05/15/21.........................  655,000     636,987
        Ball Corp.
         Company Guar. Notes
         6.63% due 03/15/18.........................  380,000     381,900
        Ball Corp.
         Company Guar. Notes
         7.38% due 09/01/19.........................  145,000     152,975
        Crown Americas LLC/Crown Americas Capital
         Corp. II
         Company Guar. Notes
         7.63% due 05/15/17.........................  255,000     269,663
        Crown Americas LLC/Crown Americas Capital
         Corp. III
         Senior Notes
         6.25% due 02/01/21*........................  265,000     265,000
                                                               ----------
                                                                1,706,525
                                                               ----------
      DATA PROCESSING/MANAGEMENT -- 0.4%
        First Data Corp.
         Sec. Notes
         8.25% due 01/15/21*........................  284,000     224,360


                                                       PRINCIPAL    VALUE
                  SECURITY DESCRIPTION                  AMOUNT     (NOTE 2)
    -----------------------------------------------------------------------
    DATA PROCESSING/MANAGEMENT (CONTINUED)
      First Data Corp.
       Sec. Notes
       8.75% due 01/15/22*(3)......................... $  285,000 $  225,150
                                                                  ----------
                                                                     449,510
                                                                  ----------
    DIAGNOSTIC KITS -- 0.6%
      Alere, Inc.
       Senior Notes
       7.88% due 02/01/16.............................    745,000    704,025
                                                                  ----------
    DIALYSIS CENTERS -- 0.1%
      Fresenius Medical Care U.S. Finance, Inc.
       Company Guar. Notes
       6.50% due 09/15/18*............................     65,000     65,975
                                                                  ----------
    DIRECT MARKETING -- 0.3%
      Sitel LLC/Sitel Finance Corp.
       Senior Notes
       11.50% due 04/01/18............................    350,000    276,500
                                                                  ----------
    DIVERSIFIED BANKING INSTITUTIONS -- 2.4%
      Ally Financial, Inc.
       Company Guar. Notes
       8.00% due 03/15/20.............................    630,000    583,141
      GMAC LLC
       Sub. Notes
       8.00% due 12/31/18.............................  1,100,000  1,001,000
      NB Capital Trust IV
       Limited Guar. Notes
       8.25% due 04/15/27.............................  1,100,000  1,020,250
                                                                  ----------
                                                                   2,604,391
                                                                  ----------
    DIVERSIFIED FINANCIAL SERVICES -- 0.6%
      Community Choice Financial, Inc.
       Senior Sec. Notes
       10.75% due 05/01/19*...........................    725,000    703,250
                                                                  ----------
    DIVERSIFIED MANUFACTURING OPERATIONS -- 0.2%
      Harland Clarke Holdings Corp.
       Company Guar. Notes
       9.50% due 05/15/15.............................    245,000    181,300
                                                                  ----------
    E-COMMERCE/SERVICES -- 0.2%
      NetFlix, Inc.
       Company Guar. Notes
       8.50% due 11/15/17.............................    165,000    178,613
                                                                  ----------
    ELECTRIC-GENERATION -- 1.1%
      AES Corp.
       Senior Notes
       8.00% due 10/15/17.............................    805,000    809,025
      Reliant Energy Mid-Atlantic Power Holdings LLC
       Pass Through Certs., Series B
       9.24% due 07/02/17.............................    386,272    393,997
                                                                  ----------
                                                                   1,203,022
                                                                  ----------
    ELECTRIC-INTEGRATED -- 0.7%
      Mirant Americas Generation LLC
       Senior Notes
       8.50% due 10/01/21.............................    315,000    270,900

        SUNAMERICA HIGH YIELD BOND FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2011 -- (UNAUDITED)
        (CONTINUED)



                                                     PRINCIPAL    VALUE
                 SECURITY DESCRIPTION                 AMOUNT     (NOTE 2)
     --------------------------------------------------------------------
     U.S. CORPORATE BONDS & NOTES (CONTINUED)
     ELECTRIC-INTEGRATED (CONTINUED)
       Mirant Mid-Atlantic LLC
        Pass Through Certs., Series B
        9.13% due 06/30/17.......................... $  289,761 $  295,557
       Southern Energy, Inc.
        Escrow Notes
        7.90% due 07/15/09+(1)(2)...................  3,525,000          0
       Texas Competitive Electric Holdings Co. LLC/
        TCEH Finance, Inc.
        Senior Sec. Notes
        11.50% due 10/01/20*........................    295,000    236,000
                                                                ----------
                                                                   802,457
                                                                ----------
     ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 0.8%
       Freescale Semiconductor, Inc.
        Company Guar. Notes
        8.88% due 12/15/14..........................    308,000    312,620
       Freescale Semiconductor, Inc.
        Senior Sec. Notes
        9.25% due 04/15/18*.........................    435,000    446,962
       Freescale Semiconductor, Inc.
        Company Guar. Notes
        10.75% due 08/01/20.........................    111,000    111,000
                                                                ----------
                                                                   870,582
                                                                ----------
     ENTERPRISE SOFTWARE/SERVICE -- 0.3%
       Mantech International Corp.
        Company Guar. Notes
        7.25% due 04/15/18..........................    300,000    297,000
                                                                ----------
     FINANCE-AUTO LOANS -- 3.1%
       Credit Acceptance Corp.
        Senior Sec. Notes
        9.13% due 02/01/17..........................    685,000    674,725
       Ford Motor Credit Co. LLC
        Senior Notes
        6.63% due 08/15/17..........................    495,000    515,447
       Ford Motor Credit Co. LLC
        Senior Notes
        8.13% due 01/15/20..........................    750,000    850,839
       Ford Motor Credit Co. LLC
        Senior Notes
        8.70% due 10/01/14..........................  1,275,000  1,377,291
                                                                ----------
                                                                 3,418,302
                                                                ----------
     FINANCE-CONSUMER LOANS -- 1.5%
       SLM Corp.
        Senior Notes
        6.25% due 01/25/16..........................    335,000    328,814
       SLM Corp.
        Senior Notes
        8.00% due 03/25/20..........................    211,000    208,299
       SLM Corp.
        Senior Notes
        8.45% due 06/15/18..........................    484,000    503,441
       TMX Finance LLC/TitleMax Finance Corp.
        Senior Sec. Notes
        13.25% due 07/15/15.........................    580,000    623,500
                                                                ----------
                                                                 1,664,054
                                                                ----------


                                                     PRINCIPAL    VALUE
                 SECURITY DESCRIPTION                 AMOUNT     (NOTE 2)
     --------------------------------------------------------------------
     FOOD-MEAT PRODUCTS -- 0.5%
       Smithfield Foods, Inc.
        Senior Sec. Notes
        10.00% due 07/15/14......................... $  475,000 $  539,125
                                                                ----------
     FUNERAL SERVICES & RELATED ITEMS -- 0.3%
       Service Corp. International
        Senior Notes
        7.63% due 10/01/18..........................    332,000    351,090
                                                                ----------
     INDEPENDENT POWER PRODUCERS -- 1.7%
       Calpine Corp.
        Senior Sec. Notes
        7.50% due 02/15/21*.........................    705,000    673,275
       Calpine Corp.
        Escrow Notes
        8.75% due 07/15/13+(1)(2)...................  3,485,000          0
       NRG Energy, Inc.
        Company Guar. Notes
        7.38% due 01/15/17..........................    750,000    773,437
       RRI Energy, Inc.
        Senior Notes
        7.88% due 06/15/17..........................    440,000    404,800
                                                                ----------
                                                                 1,851,512
                                                                ----------
     INSURANCE-MULTI-LINE -- 0.8%
       Hartford Financial Services Group, Inc. FRS
        Jr. Sub. Debentures
        8.13% due 06/15/68..........................    965,000    907,100
                                                                ----------
     MACHINERY-FARMING -- 1.1%
       Case New Holland, Inc.
        Company Guar. Notes
        7.75% due 09/01/13..........................    925,000    964,312
       Case New Holland, Inc.
        Senior Notes
        7.88% due 12/01/17..........................    230,000    244,950
                                                                ----------
                                                                 1,209,262
                                                                ----------
     MACHINERY-GENERAL INDUSTRIAL -- 0.6%
       CPM Holdings, Inc.
        Senior Sec. Notes
        10.58% due 09/01/14.........................    595,000    630,700
                                                                ----------
     MEDICAL INFORMATION SYSTEMS -- 0.8%
       IMS Health, Inc.
        Senior Notes
        12.50% due 03/01/18*........................    840,000    924,000
                                                                ----------
     MEDICAL LABS & TESTING SERVICES -- 0.6%
       American Renal Holdings Co., Inc.
        Senior Sec. Notes
        8.38% due 05/15/18..........................    650,000    653,250
                                                                ----------
     MEDICAL PRODUCTS -- 0.9%
       LVB Acquisition Holding LLC
        Company Guar. Notes
        10.00% due 10/15/17.........................    473,000    487,190
       LVB Acquisition Holding LLC
        Company Guar. Notes
        10.38% due 10/15/17(3)......................    481,000    493,025
                                                                ----------
                                                                   980,215
                                                                ----------

        SUNAMERICA HIGH YIELD BOND FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2011 -- (UNAUDITED)
        (CONTINUED)



                                                  PRINCIPAL    VALUE
                 SECURITY DESCRIPTION              AMOUNT     (NOTE 2)
        --------------------------------------------------------------
        U.S. CORPORATE BONDS & NOTES (CONTINUED)
        MEDICAL-BIOMEDICAL/GENE -- 0.1%
          STHI Holding Corp.
           Sec. Notes
           8.00% due 03/15/18*................... $  125,000 $  120,625
                                                             ----------
        MEDICAL-DRUGS -- 0.3%
          Valeant Pharmaceuticals International
           Company Guar. Notes
           6.75% due 08/15/21*...................    425,000    368,156
                                                             ----------
        MEDICAL-HOSPITALS -- 3.0%
          Community Health Systems, Inc.
           Company Guar. Notes
           8.88% due 07/15/15....................    630,000    618,975
          HCA, Inc.
           Senior Sec. Notes
           6.50% due 02/15/20....................    390,000    381,225
          HCA, Inc.
           Senior Sec. Notes
           7.88% due 02/15/20....................  1,030,000  1,066,050
          HCA, Inc.
           Senior Sec. Notes
           8.50% due 04/15/19....................    550,000    583,000
          Tenet Healthcare Corp.
           Senior Sec. Notes
           9.00% due 05/01/15....................    595,000    627,725
                                                             ----------
                                                              3,276,975
                                                             ----------
        MEDICAL-OUTPATIENT/HOME MEDICAL -- 0.5%
          Radiation Therapy Services, Inc.
           Company Guar. Notes
           9.88% due 04/15/17....................    660,000    562,650
                                                             ----------
        MOTION PICTURES & SERVICES -- 0.2%
          NAI Entertainment Holdings LLC
           Senior Sec. Notes
           8.25% due 12/15/17*...................    170,000    175,100
                                                             ----------
        MULTIMEDIA -- 0.0%
          Haights Cross Operating Co. FRS
           Limited Guar. Notes
           16.00% due 03/15/14+(1)(2)(7).........    187,319     23,415
                                                             ----------
        NON-FERROUS METALS -- 0.0%
          Renco Metals, Inc.
           Company Guar. Notes
           11.50% due 07/01/03+(1)(2)(5)(6)......  2,150,000          0
                                                             ----------
        OFFICE AUTOMATION & EQUIPMENT -- 0.7%
          CDW LLC/CDW Finance Corp.
           Senior Sec. Notes
           8.00% due 12/15/18*...................    545,000    539,550
          CDW LLC/CDW Finance Corp.
           Company Guar. Notes
           8.50% due 04/01/19*...................    301,000    264,880
          CDW LLC/CDW Finance Corp.
           Company Guar. Notes
           11.00% due 10/12/15...................      6,000      5,985
          CDW LLC/CDW Finance Corp.
           Company Guar. Notes
           11.50% due 10/12/15(4)................      6,832      6,815
                                                             ----------
                                                                817,230
                                                             ----------


                                                     PRINCIPAL    VALUE
                  SECURITY DESCRIPTION                AMOUNT     (NOTE 2)
      -------------------------------------------------------------------
      OFFICE SUPPLIES & FORMS -- 0.5%
        ACCO Brands Corp.
         Senior Sec. Notes
         10.63% due 03/15/15........................ $  475,000 $  510,625
                                                                ----------
      OIL COMPANIES-EXPLORATION & PRODUCTION -- 3.7%
        Antero Resources Finance Corp.
         Senior Notes
         7.25% due 08/01/19*........................    310,000    294,500
        Antero Resources Finance Corp.
         Company Guar. Notes
         9.38% due 12/01/17.........................    535,000    556,400
        Newfield Exploration Co.
         Senior Sub. Notes
         7.13% due 05/15/18.........................    260,000    269,100
        Petroleum Development Corp.
         Senior Notes
         12.00% due 02/15/18........................     90,000     96,300
        Pioneer Natural Resources Co.
         Senior Notes
         6.65% due 03/15/17.........................  1,330,000  1,423,752
        Range Resources Corp.
         Company Guar. Notes
         5.75% due 06/01/21.........................    545,000    565,437
        Range Resources Corp.
         Company Guar. Notes
         6.75% due 08/01/20.........................    355,000    378,075
        Rosetta Resources, Inc.
         Company Guar. Notes
         9.50% due 04/15/18.........................    505,000    515,100
                                                                ----------
                                                                 4,098,664
                                                                ----------
      OIL FIELD MACHINERY & EQUIPMENT -- 0.4%
        Thermon Industries, Inc.
         Sec. Notes
         9.50% due 05/01/17.........................    427,000    444,080
                                                                ----------
      OIL-FIELD SERVICES -- 1.1%
        Aquilex Holdings LLC/Aquilex Finance Corp.
         Company Guar. Notes
         11.13% due 12/15/16........................    245,000    107,800
        Basic Energy Services, Inc.
         Company Guar. Notes
         7.75% due 02/15/19*........................    485,000    460,750
        Hornbeck Offshore Services, Inc.
         Company Guar. Notes
         8.00% due 09/01/17.........................    655,000    651,725
                                                                ----------
                                                                 1,220,275
                                                                ----------
      PAPER & RELATED PRODUCTS -- 1.5%
        Clearwater Paper Corp.
         Company Guar. Notes
         7.13% due 11/01/18.........................    160,000    158,800
        Georgia-Pacific LLC
         Company Guar. Notes
         5.40% due 11/01/20*........................     70,000     71,212
        Georgia-Pacific LLC
         Company Guar. Notes
         7.13% due 01/15/17*........................    290,000    303,896

        SUNAMERICA HIGH YIELD BOND FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2011 -- (UNAUDITED)
        (CONTINUED)



                                                   PRINCIPAL    VALUE
                 SECURITY DESCRIPTION               AMOUNT     (NOTE 2)
       ----------------------------------------------------------------
       U.S. CORPORATE BONDS & NOTES (CONTINUED)
       PAPER & RELATED PRODUCTS (CONTINUED)
         Georgia-Pacific LLC
          Company Guar. Notes
          8.25% due 05/01/16*..................... $  425,000 $  469,770
         Neenah Paper, Inc.
          Company Guar. Notes
          7.38% due 11/15/14......................    691,000    677,180
                                                              ----------
                                                               1,680,858
                                                              ----------
       PHARMACY SERVICES -- 0.4%
         BioScrip, Inc.
          Company Guar. Notes
          10.25% due 10/01/15.....................    440,000    440,000
                                                              ----------
       PHYSICAL THERAPY/REHABILITATION CENTERS -- 0.5%
         Healthsouth Corp.
          Company Guar. Notes
          7.25% due 10/01/18......................    565,000    536,750
                                                              ----------
       PIPELINES -- 2.9%
         El Paso Corp.
          Senior Notes
          6.50% due 09/15/20......................    545,000    582,004
         El Paso Corp.
          Senior Notes
          6.88% due 06/15/14......................    700,000    786,029
         El Paso Corp.
          Senior Notes
          7.00% due 06/15/17......................    505,000    565,684
         Energy Transfer Equity LP
          Senior Sec. Notes
          7.50% due 10/15/20......................    681,000    699,727
         Kinder Morgan Finance Co. LLC
          Senior Sec. Notes
          6.00% due 01/15/18*.....................    535,000    528,313
                                                              ----------
                                                               3,161,757
                                                              ----------
       PRINTING-COMMERCIAL -- 0.3%
         Cenveo Corp.
          Company Guar. Notes
          7.88% due 12/01/13......................    400,000    280,000
                                                              ----------
       PUBLISHING-BOOKS -- 0.4%
         TL Acquisitions, Inc.
          Company Guar. Notes
          10.50% due 01/15/15*....................    630,000    403,200
                                                              ----------
       PUBLISHING-PERIODICALS -- 0.1%
         Nielsen Finance LLC/Nielsen Finance Co.
          Company Guar. Notes
          11.50% due 05/01/16.....................    114,000    129,390
                                                              ----------
       REAL ESTATE INVESTMENT TRUSTS -- 1.0%
         Host Hotels & Resorts, Inc.
          Company Guar. Notes
          6.00% due 11/01/20......................  1,080,000  1,050,300
                                                              ----------
       RECYCLING -- 0.0%
         Aleris International, Inc.
          Escrow Notes
          9.00% due 12/15/14+(1)(2)...............  2,145,000        215
                                                              ----------


                                                   PRINCIPAL    VALUE
                  SECURITY DESCRIPTION              AMOUNT     (NOTE 2)
        ---------------------------------------------------------------
        RETAIL-ARTS & CRAFTS -- 0.7%
          Michaels Stores, Inc.
           Company Guar. Notes
           7.75% due 11/01/18..................... $  775,000 $  724,625
                                                              ----------
        RETAIL-DRUG STORE -- 0.7%
          CVS Caremark Corp. FRS
           Jr. Sub. Notes
           6.30% due 06/01/62.....................    240,000    232,200
          Rite Aid Corp.
           Senior Sec. Notes
           9.75% due 06/12/16.....................    125,000    131,875
          Rite Aid Corp.
           Sec. Notes
           10.25% due 10/15/19....................    375,000    390,937
                                                              ----------
                                                                 755,012
                                                              ----------
        RETAIL-PROPANE DISTRIBUTION -- 0.3%
          Ferrellgas LP/Ferrellgas Finance Corp.
           Senior Notes
           6.50% due 05/01/21.....................    371,000    315,350
                                                              ----------
        RETAIL-REGIONAL DEPARTMENT STORES -- 1.6%
          Federated Retail Holdings, Inc.
           Company Guar. Notes
           5.90% due 12/01/16.....................  1,187,000  1,302,761
          Macy's Retail Holdings, Inc.
           Company Guar. Notes
           6.70% due 09/15/28.....................     72,000     77,311
          Macy's Retail Holdings, Inc.
           Company Guar. Notes
           6.90% due 04/01/29.....................    233,000    261,479
          Macy's Retail Holdings, Inc.
           Company Guar. Notes
           7.00% due 02/15/28.....................     80,000     86,513
                                                              ----------
                                                               1,728,064
                                                              ----------
        RUBBER/PLASTIC PRODUCTS -- 0.0%
          Venture Holdings Co. LLC
           Company Guar. Notes
           11.00% due 06/01/07+(1)(2)(5)(6).......    550,000          0
                                                              ----------
        SATELLITE TELECOM -- 0.7%
          EH Holding Corp.
           Senior Sec. Notes
           6.50% due 06/15/19*....................    750,000    721,875
                                                              ----------
        SHIPBUILDING -- 0.7%
          Huntington Ingalls Industries, Inc.
           Company Guar. Notes
           6.88% due 03/15/18*....................    455,000    423,150
          Huntington Ingalls Industries, Inc.
           Company Guar. Notes
           7.13% due 03/15/21*....................    361,000    334,827
                                                              ----------
                                                                 757,977
                                                              ----------
        SPECIAL PURPOSE ENTITY -- 0.5%
          Dolphin Subsidiary II, Inc.
           Senior Notes
           7.25% due 10/15/21*....................    540,000    523,800
                                                              ----------

        SUNAMERICA HIGH YIELD BOND FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2011 -- (UNAUDITED)
        (CONTINUED)



                                                   PRINCIPAL    VALUE
                 SECURITY DESCRIPTION               AMOUNT     (NOTE 2)
      ------------------------------------------------------------------
      U.S. CORPORATE BONDS & NOTES (CONTINUED)
      TELECOM SERVICES -- 0.8%
        GCI, Inc.
         Senior Notes
         6.75% due 06/01/21....................... $  280,000 $   263,900
        West Corp.
         Company Guar. Notes
         7.88% due 01/15/19.......................    675,000     634,500
                                                              -----------
                                                                  898,400
                                                              -----------
      TELECOMMUNICATION EQUIPMENT -- 0.5%
        Sorenson Communications, Inc.
         Senior Sec. Notes
         10.50% due 02/01/15*.....................    980,000     568,400
                                                              -----------
      TELEPHONE-INTEGRATED -- 3.8%
        Frontier Communications Corp.
         Senior Notes
         7.13% due 03/15/19.......................  2,115,000   2,014,537
        Qwest Communications International, Inc.
         Company Guar. Notes
         8.00% due 10/01/15.......................    570,000     592,800
        Windstream Corp.
         Company Guar. Notes
         7.75% due 10/15/20.......................  1,330,000   1,296,750
        Windstream Corp.
         Company Guar. Notes
         8.13% due 09/01/18.......................    275,000     277,063
                                                              -----------
                                                                4,181,150
                                                              -----------
      TELEVISION -- 0.5%
        Sinclair Television Group, Inc.
         Sec. Notes
         9.25% due 11/01/17*......................    540,000     567,000
                                                              -----------
      THEATERS -- 0.6%
        AMC Entertainment, Inc.
         Company Guar. Notes
         8.75% due 06/01/19.......................    425,000     417,563
        Regal Entertainment Group
         Company Guar. Notes
         9.13% due 08/15/18.......................    215,000     212,850
                                                              -----------
                                                                  630,413
                                                              -----------
      TRANSPORT-MARINE -- 1.2%
        ACL I Corp.
         Senior Notes
         10.63% due 02/15/16*(3)..................    708,106     552,322
        Marquette Transportation Co./Marquette
         Transportation Finance Corp.
         Sec. Notes
         10.88% due 01/15/17......................    785,000     756,544
                                                              -----------
                                                                1,308,866
                                                              -----------
      WEB HOSTING/DESIGN -- 0.3%
        Equinix, Inc.
         Senior Notes
         7.00% due 07/15/21.......................    350,000     348,688
                                                              -----------
      TOTAL U.S. CORPORATE BONDS & NOTES
         (cost $90,159,993).......................             87,146,705
                                                              -----------


                                                 PRINCIPAL    VALUE
                 SECURITY DESCRIPTION             AMOUNT     (NOTE 2)
         ------------------------------------------------------------
         FOREIGN CORPORATE BONDS & NOTES -- 8.4%
         BANKS-COMMERCIAL -- 1.0%
           LBG Capital No.1 PLC
            Bank Guar. Notes
            7.88% due 11/01/20*................. $1,430,000 $1,036,750
                                                            ----------
         COMPUTERS-MEMORY DEVICES -- 0.9%
           Seagate HDD Cayman
            Company Guar. Notes
            6.88% due 05/01/20..................    685,000    630,200
           Seagate Technology HDD Holdings
            Company Guar. Notes
            6.80% due 10/01/16..................    360,000    358,200
                                                            ----------
                                                               988,400
                                                            ----------
         DIVERSIFIED MANUFACTURING OPERATIONS -- 0.4%
           Bombardier, Inc.
            Senior Notes
            7.75% due 03/15/20*.................    445,000    473,925
                                                            ----------
         DIVERSIFIED MINERALS -- 0.8%
           FMG Resources August 2006 Pty, Ltd.
            Company Guar. Notes
            7.00% due 11/01/15*.................    955,000    888,150
                                                            ----------
         ELECTRIC-GENERATION -- 0.1%
           Intergen NV
            Senior Sec. Notes
            9.00% due 06/30/17*.................    125,000    127,188
                                                            ----------
         INDEPENDENT POWER PRODUCERS -- 0.0%
           AES Drax Energy, Ltd.
            Sec. Notes
            11.50% due 08/30/10+(1)(2)(5)(9)....  4,460,000          0
                                                            ----------
         INTERNET CONNECTIVITY SERVICES -- 0.3%
           eAccess, Ltd.
            Company Guar. Notes
            8.25% due 04/01/18*.................    340,000    312,800
                                                            ----------
         INVESTMENT COMPANIES -- 0.5%
           Offshore Group Investments, Ltd.
            Senior Sec. Notes
            11.50% due 08/01/15.................    455,000    468,650
           Offshore Group Investments, Ltd.
            Senior Sec. Notes
            11.50% due 08/01/15*................    115,000    118,450
                                                            ----------
                                                               587,100
                                                            ----------
         METAL PROCESSORS & FABRICATION -- 0.0%
           International Utility Structures
            Escrow Notes
            10.75% due 02/01/08+(1)(2)..........  2,150,000          0
                                                            ----------
         MULTIMEDIA -- 1.2%
           Quebecor Media, Inc.
            Senior Notes
            7.75% due 03/15/16..................  1,280,000  1,279,187
                                                            ----------
         OIL COMPANIES-EXPLORATION & PRODUCTION -- 0.6%
           Harvest Operations Corp.
            Company Guar. Notes
            6.88% due 10/01/17*.................    640,000    646,400
                                                            ----------

        SUNAMERICA HIGH YIELD BOND FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2011 -- (UNAUDITED)
        (CONTINUED)



                                                     PRINCIPAL    VALUE
                 SECURITY DESCRIPTION                 AMOUNT     (NOTE 2)
     --------------------------------------------------------------------
     FOREIGN CORPORATE BONDS & NOTES (CONTINUED)
     OIL FIELD MACHINERY & EQUIPMENT -- 0.4%
       Sevan Marine ASA
        Sec. Notes
        12.00% due 08/10/15*(7)..................... $  500,000 $  340,000
       Sevan Marine ASA
        Senior Notes
        15.00% due 07/22/12(2)(17)..................    110,000    107,296
                                                                ----------
                                                                   447,296
                                                                ----------
     PAPER & RELATED PRODUCTS -- 1.0%
       Cascades, Inc.
        Company Guar. Notes
        7.88% due 01/15/20..........................    320,000    300,800
       Fibria Overseas Finance, Ltd.
        Company Guar. Notes
        7.50% due 05/04/20*.........................    802,000    753,880
                                                                ----------
                                                                 1,054,680
                                                                ----------
     SATELLITE TELECOM -- 0.6%
       Intelsat Jackson Holdings SA
        Company Guar. Notes
        7.25% due 04/01/19*.........................    660,000    612,150
                                                                ----------
     SPECIAL PURPOSE ENTITY -- 0.0%
       Hellas Telecommunications Luxembourg II FRS
        Sub. Notes
        6.03% due 01/15/15+*(7)(9)..................  1,025,000     28,188
                                                                ----------
     TELECOM SERVICES -- 0.6%
       Wind Acquisition Finance SA
        Sec. Notes
        11.75% due 07/15/17*........................    810,000    688,500
                                                                ----------
     TOTAL FOREIGN CORPORATE BONDS & NOTES
        (cost $15,496,165)..........................             9,170,714
                                                                ----------
     LOANS(10)(11) -- 4.4%
     BEVERAGES-NON-ALCOHOLIC -- 0.2%
       Le-Natures, Inc.
        BTL
        9.39% due 03/01/11+(2)(5)(8)................  1,200,000    186,000
                                                                ----------
     BUILDING-RESIDENTIAL/COMMERCIAL -- 0.0%
       TOUSA, Inc.
        BTL
        12.25% due 08/15/13(2)(4)...................  1,651,385     49,542
                                                                ----------
     CASINO SERVICES -- 1.3%
       Herbst Gaming, Inc.
        BTL
        10.00% due 12/31/15(2)......................    408,310    410,351
       Holding Gaming Borrower LP
        BTL-B
        12.00% due 02/19/13(2)......................    995,000  1,059,675
                                                                ----------
                                                                 1,470,026
                                                                ----------
     COMMERCIAL SERVICES -- 0.3%
       Vertrue, Inc.
        2/nd/ Lien
        9.25% due 08/14/15(2).......................  1,010,000    353,500
                                                                ----------

                                                        SHARES/
                                                       PRINCIPAL    VALUE
                  SECURITY DESCRIPTION                  AMOUNT     (NOTE 2)
   -------------------------------------------------------------------------
   ELECTRIC-INTEGRATED -- 1.3%
     Texas Competitive Electric Holdings Co. LLC
      BTL
      4.77% due 10/10/14(2)........................... $1,977,835 $1,403,438
                                                                  ----------
   MEDICAL-DRUGS -- 0.6%
     Triax Pharmaceuticals LLC
      BTL
      16.50% due 08/31/11+(1)(2)(5)(12)...............  1,669,715    631,486
                                                                  ----------
   THEATERS -- 0.7%
     AMC Entertainment Holdings, Inc.
      BTL
      5.35% due 06/15/12(2)(4)........................    803,357    789,298
                                                                  ----------
   TOTAL LOANS
      (cost $9,329,528)...............................             4,883,290
                                                                  ----------
   COMMON STOCK -- 1.0%
   BUILDING PRODUCTS-DOORS & WINDOWS -- 0.0%
     Masonite Worldwide Holdings+(16).................        692     19,722
                                                                  ----------
   CASINO SERVICES -- 0.0%
     Capital Gaming International, Inc.+(1)(2)........         77          0
     Greektown, Inc.+(1)(2)...........................        370          0
                                                                  ----------
                                                                           0
                                                                  ----------
   FOOD-MISC. -- 0.5%
     Wornick Co.+(1)(2)...............................      7,270    558,191
                                                                  ----------
   GAMBLING (NON-HOTEL) -- 0.0%
     Shreveport Gaming Holdings, Inc.+(1)(2)..........     14,150      3,608
                                                                  ----------
   MEDICAL-DRUGS -- 0.0%
     Triax Pharmaceuticals LLC+(1)(2)(13).............    128,418        642
                                                                  ----------
   MEDICAL-OUTPATIENT/HOME MEDICAL -- 0.0%
     Critical Care Systems International, Inc.+(1)(2).     69,700      1,742
                                                                  ----------
   MULTIMEDIA -- 0.1%
     Haights Cross Communication, Inc.+(1)(2).........     19,388     30,439
                                                                  ----------
   PAPER & RELATED PRODUCTS -- 0.4%
     Caraustar Industries, Inc.+(1)(2)................         73    458,567
                                                                  ----------
   TOTAL COMMON STOCK
      (cost $2,901,693)...............................             1,072,911
                                                                  ----------
   MEMBERSHIP INTEREST CERTIFICATES -- 0.2%
   CASINO SERVICES -- 0.2%
     Herbst Gaming, Inc.+(2)(17)
      (cost $232,721).................................     23,439    266,620
                                                                  ----------
   PREFERRED STOCK -- 2.1%
   DIVERSIFIED BANKING INSTITUTIONS -- 1.3%
     GMAC Capital Trust I FRS
      8.13%...........................................     79,000  1,441,750
                                                                  ----------
   DIVERSIFIED FINANCIAL SERVICES -- 0.8%
     Citigroup Capital XIII FRS
      7.88%...........................................     34,000    897,940
                                                                  ----------
   MEDICAL-DRUGS -- 0.0%
     Triax Pharmaceuticals LLC, Class C+(1)(2)........     39,177        196
                                                                  ----------
   TOTAL PREFERRED STOCK
      (cost $3,003,060)...............................             2,339,886
                                                                  ----------

        SUNAMERICA HIGH YIELD BOND FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2011 -- (UNAUDITED)
        (CONTINUED)


                                                  SHARES/
                                                 PRINCIPAL    VALUE
                 SECURITY DESCRIPTION             AMOUNT     (NOTE 2)
        --------------------------------------------------------------
        WARRANTS+ -- 0.1%
        BUILDING PRODUCTS-DOORS & WINDOWS -- 0.0%
          Masonite Worldwide Holdings
           Expires 05/20/14
           (strike price $55.31)(2)(16)......... $  3,355  $          0
          Masonite Worldwide Holdings
           Expires 05/20/16
           (strike price $55.31)(2)(16).........    2,517             0
                                                           ------------
                                                                      0
                                                           ------------
        PUBLISHING-PERIODICALS -- 0.0%
          Reader's Digest Assoc., Inc.
           Expires 02/19/14(1)(2)...............    3,250             0
                                                           ------------
        TELEVISION -- 0.1%
          Ion Media Networks, Inc.
           Expires 12/18/16
           (strike price $687.50)(1)(2)(17).....      327        40,875
          Ion Media Networks, Inc.
           Expires 12/18/16
           (strike price $500.00)(1)(2)(17).....      327        73,575
                                                           ------------
                                                                114,450
                                                           ------------
        TOTAL WARRANTS
           (cost $3,365)........................                114,450
                                                           ------------
        TOTAL LONG-TERM INVESTMENT SECURITIES
           (cost $122,959,769)..................            106,814,291
                                                           ------------
        REPURCHASE AGREEMENTS -- 1.2%
          Bank of America Securities LLC Joint
           Repurchase Agreement(14)............. $320,000  $    320,000
          BNP Paribas SA Joint
           Repurchase Agreement(14).............  240,000       240,000
          Deutsche Bank AG Joint
           Repurchase Agreement(14).............  220,000       220,000
          Royal Bank of Scotland Joint
           Repurchase Agreement(14).............  240,000       240,000
          UBS Securities LLC Joint
           Repurchase Agreement(14).............  275,000       275,000
                                                           ------------
        TOTAL REPURCHASE AGREEMENTS
           (cost $1,295,000)....................              1,295,000
                                                           ------------
        TOTAL INVESTMENTS
           (cost $124,254,769)(15)..............     98.6%  108,109,291
        Other assets less liabilities...........      1.4     1,531,283
                                                 --------  ------------
        NET ASSETS                                  100.0% $109,640,574
                                                 ========  ============


--------
+    Non-income producing security
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At September 30, 2011, the aggregate value of these securities was $27,401,285 representing 25.0% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1) Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(2) Illiquid security. At September 30, 2011, the aggregate value of these securities was $6,448,671 representing 5.9% of net assets.
(3) Income may be received in cash or additional bonds at the discretion of the issuer.
(4) PIK ("Payment-in-Kind") security. Bond, loan or preferred stock that pays interest/dividends in the form of additional bonds, preferred stocks or loans.
(5)  Security is in default and did not pay principal at maturity.
(6)  Company has filed for Chapter 7 bankruptcy protection.
(7)  Security in default
(8)  Company has filed for Chapter 11 bankruptcy protection.
(9)  Company has filed for bankruptcy protection in country of issuance.
(10) The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(11) Senior loans in the Fund's Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(12) A portion of the interest is paid in the form of additional bonds/loans.
(13) Consist of more than one class of securities traded together as a unit.
(14) See Note 2 for details of Joint Repurchase Agreements.
(15) See Note 5 for cost of investments on a tax basis.
(16) Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs; see Note 2.
(17) Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility

        SUNAMERICA HIGH YIELD BOND FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2011 -- (UNAUDITED)
        (CONTINUED)

     than securities for which secondary markets exist. As of September 30, 2011, the SunAmerica High Yield Bond Fund held the following restricted securities:

                                  PRINCIPAL                       VALUE   % OF
                      ACQUISITION  AMOUNT/  ACQUISITION            PER    NET
 NAME                    DATE      SHARES      COST      VALUE    SHARE  ASSETS
 ----                 ----------- --------- ----------- -------- ------- ------
 Herbst Gaming, Inc.
  Membership
  Interest
  Certificate........ 03/26/2008    23,439   $232,721   $266,620 $ 11.38  0.24%

 Ion Media Networks,
  Inc. Expires
  12/18/16 (strike
  price $687.50)
  Warrants........... 03/01/2011       327         --     40,875  125.00  0.04

 Ion Media Networks,
  Inc. Expires
  12/18/16 (strike
  price $500.00)
  Warrants........... 11/11/2010       327         --     73,575  225.00  0.07

 Sevan Marine ASA
  15.00% due
  07/22/12 Bond...... 07/19/2011   110,000    107,309    107,296   97.54  0.10
                                                        --------          ----
                                                        $488,366          0.45%
                                                        ========          ====

BTL --Bank Term Loan
FRS --Floating Rate Securities

The rates shown on FRS are the current interest rates at September 30, 2011 and unless noted otherwise, the dates shown are the original maturity dates.

        SUNAMERICA HIGH YIELD BOND FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2011 -- (UNAUDITED)
        (CONTINUED)


The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2011 (see Note 2):

                                    LEVEL 1--UNADJUSTED  LEVEL 2--OTHER   LEVEL 3--SIGNIFICANT
                                       QUOTED PRICES    OBSERVABLE INPUTS UNOBSERVABLE INPUTS     TOTAL
                                    ------------------- ----------------- -------------------- ------------
Long-Term Investment Securities:
  Convertible Bonds & Notes........     $       --        $  1,819,715         $       --      $  1,819,715
  U.S. Corporate Bonds & Notes.....             --          86,433,521            713,184        87,146,705
  Foreign Corporate Bonds & Notes..             --           9,170,714                  0         9,170,714
  Loans............................             --           1,813,789          3,069,501         4,883,290
  Common Stock.....................             --              19,722          1,053,189         1,072,911
  Membership Interest Certificates.             --             266,620                 --           266,620
  Preferred Stock..................      2,339,690                  --                196         2,339,886
  Warrants.........................             --                   0            114,450           114,450
Repurchase Agreements..............             --           1,295,000                 --         1,295,000
                                        ----------        ------------         ----------      ------------
TOTAL..............................     $2,339,690        $100,819,081         $4,950,520      $108,109,291
                                        ==========        ============         ==========      ============

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

                                      U.S. CORPORATE FOREIGN CORPORATE                COMMON    PREFERRED
                                      BONDS & NOTES    BONDS & NOTES      LOANS       STOCK       STOCK   WARRANTS
                                      -------------- ----------------- -----------  ----------  --------- --------
Balance as of 3/31/2011..............  $ 4,260,968          $ 0        $ 3,861,973  $1,426,624    $196    $101,370
Accrued discounts....................       24,439           --             51,695          --      --          --
Accrued premiums.....................      (28,553)          --           (130,005)         --      --          --
Realized gain........................        8,437           --             15,546     618,340      --          --
Realized loss........................   (1,630,581)          --                 --          --      --          --
Change in unrealized appreciation(1).    1,548,072           --              7,604     119,347      --      31,065
Change in unrealized depreciation(1).     (213,913)          --         (1,003,139)   (297,643)     --     (17,985)
Net purchases........................       16,333           --          3,331,346          --      --          --
Net sales............................   (3,272,018)          --         (3,065,519)   (813,479)     --          --
Transfers in of Level 3(2)...........           --           --                 --          --      --          --
Transfers out of Level 3(2)..........           --           --                 --          --      --          --
                                       -----------          ---        -----------  ----------    ----    --------
Balance as of 09/30/2011.............  $   713,184          $ 0        $ 3,069,501  $1,053,189    $196    $114,450
                                       ===========          ===        ===========  ==========    ====    ========

--------
(1)The total change in unrealized appreciation (depreciation) included in the statement of operations attributable to level 3 investments still held at September 30, 2011 includes:

      U.S. CORPORATE FOREIGN CORPORATE             COMMON  PREFERRED
      BONDS & NOTES    BONDS & NOTES     LOANS     STOCK     STOCK   WARRANTS
  -   -------------- ----------------- ---------  -------  --------- --------
        $(172,306)          $--        $(995,535) $(2,631)    $--    $13,080
        =========           ===        =========  =======     ===    =======

--------
(2)The Fund's policy is to recognize transfers in and transfers out as of the end of the reporting period.

See Notes to Financial Statements

        SUNAMERICA INCOME FUNDS
        NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2011 -- (UNAUDITED)

Note 1. Organization

   The SunAmerica Income Funds is an open-end diversified management investment company organized as a Massachusetts business trust (the "Trust"). It currently consists of four different series (each, a "Fund" and collectively, the "Funds"). Each Fund is a separate series of the Trust with distinct investment objectives and/or strategies. Each Fund is managed by SunAmerica Asset Management Corp. (the "Adviser" or "SunAmerica"), an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). An investor may invest in one or more of the following Funds:
   SunAmerica U.S. Government Securities Fund, SunAmerica GNMA Fund, SunAmerica Strategic Bond Fund and SunAmerica High Yield Bond Fund. On September 23, 2011, the SunAmerica Tax Exempt Insured Fund of the SunAmerica Income Funds was liquidated. The Funds are considered to be separate entities for financial and tax reporting purposes. The investment objectives and principal investment techniques for each of the Funds are as follows:

   U.S. GOVERNMENT SECURITIES FUND seeks high current income consistent with relative safety of capital by the active trading of U.S. Government securities, without regard to the maturities of such securities. Under normal market conditions, at least 80% of the Fund's net assets plus any borrowing for investment purposes will be invested in such securities.

   GNMA FUND seeks current income, with capital appreciation as a secondary objective, by the active trading of mortgage-backed securities issued or guaranteed by the Government National Mortgage Association (GNMA) without regard to the maturities of such securities. Under normal market conditions, at least 80% of the Fund's net assets plus any borrowing for investment purposes will be invested in such securities. The Fund may also invest in other types of U.S. Government securities.

   STRATEGIC BOND FUND seeks a high level of total return by the active trading of a broad range of bonds, including both investment grade and non-investment grade U.S. and foreign bonds (which may include "junk bonds"), U.S. Government and agency obligations, and mortgage-backed securities, without regard to the maturities of such securities. Under normal market conditions, at least 80% of the Fund's net assets plus any borrowing for investment purposes will be invested in bonds.

   HIGH YIELD BOND FUND seeks a high level of total return by the active trading of below-investment grade U.S. and foreign junk bonds (rated below Baa by Moody's or below BBB by S&P) or determined to be of comparable quality by the investment advisor without regard to the maturities of such securities. For purposes of this policy, bonds include fixed-income securities other than short-term commercial paper and preferred stock. Under normal market conditions, at least 80% of the Fund's net assets plus borrowing for investment purposes will be invested in such securities.

   Each Fund offers multiple classes of shares. The classes within each Fund are presented in the Statement of Assets and Liabilities. The cost structure for each class is as follows:

   Class A shares are offered at net asset value per share plus an initial sales charge. Additionally, purchases of Class A shares in amounts of $1,000,000 or more will be purchased at net asset value but will be subject to a contingent deferred sales charge on redemptions made within two years of purchase.

   Class B shares are offered without an initial sales charge, although a declining contingent deferred sales charge may be imposed on redemptions made within six years of purchase. Class B shares of each Fund convert automatically to Class A shares on the first business day of the month following the eighth anniversary of the issuance of such Class B shares and at such time will be subject to the lower distribution fee applicable to Class A shares.

   Class C shares are offered at net asset value per share without an initial sales charge and may be subject to a contingent deferred sales charge on redemptions made within 12 months of purchase.

   Each class of shares bears the same voting, dividend, liquidation and other rights and conditions except as may otherwise be provided in the Trust's registration statement. Class A, Class B and Class C shares each makes distribution and account maintenance and service fee payments under the distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act") except that Class B and Class C shares are subject to higher distribution fees.

        SUNAMERICA INCOME FUNDS
        NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2011 -- (UNAUDITED) (CONTINUED)


   INDEMNIFICATIONS: The Trust's organizational documents provide current and former officers and trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust. In addition, pursuant to Indemnification Agreements between the Trust and each of the current trustees who is not an "interested person," as defined in
   Section 2(a)(19) of the 1940 Act, of the Trust (collectively, the "Disinterested Trustees"), the Trust provides the Disinterested Trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust, whether such liabilities are asserted during or after their service as trustees. In addition, in the normal course of business the Trust enters into contracts that contain the obligation to indemnify others. The Trust's maximum exposure under these arrangements is unknown. Currently, however, the Trust expects the risk of loss to be remote.

Note 2. Significant Accounting Policies

   The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates and those differences could be significant. The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements:

   SECURITY VALUATIONS: Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges for which the securities are principally traded. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

   As of the close of regular trading on the New York Stock Exchange ("NYSE"), securities traded primarily on security exchanges outside the U.S. are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security's price is available from more than one exchange, a Fund uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund's shares, and the Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board of Trustee's (the "Board") to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but the Funds are open. For foreign equity securities, the Funds use an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

   Non-convertible bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spreads models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a vendor quote is unavailable the securities may be priced at the mean of two independent quotes obtained from brokers.

   Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market. Senior secured floating rate loans ("Loans") for which an active secondary market exists to a reliable degree, will be valued at the mean of the last available bid and ask prices in the market for such Loans, as provided by a third party pricing service. Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

        SUNAMERICA INCOME FUNDS
        NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2011 -- (UNAUDITED) (CONTINUED)


   Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to a Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day.

   Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are fair valued, as determined pursuant to procedures adopted in good faith by the Board. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

   The various inputs that may be used to determine the value of the Funds' investments are summarized into three levels listed below:

   Level 1 -- Unadjusted quoted prices in active markets for identical securities
   Level 2 -- Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.)
   Level 3 -- Significant unobservable inputs (includes inputs that reflect the Funds' own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances).

   The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   The summary of the inputs used to value the Funds' net assets as of September 30, 2011 are reported on a schedule following the Portfolio of Investments.

   FOREIGN CURRENCY TRANSLATION: The books and records of the Funds are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

   The Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the year.

   Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities include foreign exchange gains and losses from currency gains or losses realized between the trade and settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to other assets and liabilities arising as a result of changes in the exchange rate.

   MORTGAGE-BACKED DOLLAR ROLLS: Certain Funds may enter into dollar roll transactions using "to be announced" ("TBA") mortgage-backed securities ("TBA Rolls"). The Funds' policy is to record the components of TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date the transaction is entered into. During the period ended September 30, 2011, the U.S. Government Securities Fund and the GNMA Fund entered into dollar roll transactions. Dollar roll transactions involve the risk that the market value of the securities held by the Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed transaction costs. For the period ended September 30, 2011, the U.S. Government Securities Fund and the GNMA Fund had realized gains (losses) from mortgage-backed dollar rolls of $318,516 and $1,419,551, respectively.

        SUNAMERICA INCOME FUNDS
        NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2011 -- (UNAUDITED) (CONTINUED)


   REPURCHASE AGREEMENTS: The Funds, along with other affiliated registered investment companies, pursuant to procedures adopted by the board and applicable guidance from the Securities and Exchange Commission ("SEC") guidance, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. For repurchase agreements and joint repurchase agreements, the Funds' custodian takes possession of the collateral pledged for investments in such repurchase agreements. The underlying collateral is valued daily on a mark to market basis, plus accrued interest to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

   As of September 30, 2011, the following Fund held an undivided interest in the joint repurchase agreement with Bank of America:

                 PERCENTAGE PRINCIPAL
FUND              INTEREST   AMOUNT
----             ---------- ---------
High Yield Bond.    0.25%   $320,000

   As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

   Bank of America, dated September 30, 2011, bearing interest at a rate of 0.05% per annum, with a principal amount of $128,805,000, a repurchase price of $128,805,054, and a maturity date of October 3, 2011. The repurchase agreement is collateralized by the following:

                     INTEREST  MATURITY   PRINCIPAL
TYPE OF COLLATERAL     RATE      DATE      AMOUNT       VALUE
------------------   -------- ---------- ----------- -----------
U.S. Treasury Notes.   1.25%  10/31/2015 $53,702,000 $55,201,972
U.S. Treasury Notes.   1.50%   6/30/2016  73,991,000  76,447,733

   As of September 30, 2011, the following Fund held an undivided interest in the joint repurchase agreement with BNP Paribas SA:

                 PERCENTAGE PRINCIPAL
FUND              INTEREST   AMOUNT
----             ---------- ---------
High Yield Bond.    0.24%   $240,000

   As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

   BNP Paribas SA, dated September 30, 2011, bearing interest at a rate of 0.02% per annum, with a principal amount of $99,720,000, a repurchase price of $99,720,166, and a maturity date of October 3, 2011. The repurchase agreement is collateralized by the following:

                     INTEREST MATURITY   PRINCIPAL
TYPE OF COLLATERAL     RATE     DATE      AMOUNT       VALUE
------------------   -------- --------- ----------- ------------
U.S. Treasury Bonds.   6.25%  5/15/2030 $66,019,500 $102,969,789

   As of September 30, 2011, the following Fund held an undivided interest in the joint repurchase agreement with Deutsche Bank AG:

                 PERCENTAGE PRINCIPAL
FUND              INTEREST   AMOUNT
----             ---------- ---------
High Yield Bond.    0.24%   $220,000

   As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

   Deutsche Bank AG, dated September 30, 2011, bearing interest at a rate of 0.02% per annum, with a principal amount of $90,660,000, a repurchase price of $90,660,151, and a maturity date of October 3, 2011. The repurchase agreement is collateralized by the following:

                     INTEREST  MATURITY   PRINCIPAL
TYPE OF COLLATERAL     RATE      DATE      AMOUNT       VALUE
------------------   -------- ---------- ----------- ------------
U.S. Treasury Notes.   1.50%  12/31/2013 $89,535,000 $108,407,299

        SUNAMERICA INCOME FUNDS
        NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2011 -- (UNAUDITED) (CONTINUED)


   As of September 30, 2011, the following Fund held an undivided interest in the joint repurchase agreement with Royal Bank of Scotland:

                 PERCENTAGE PRINCIPAL
FUND              INTEREST   AMOUNT
----             ---------- ---------
High Yield Bond.    0.24%   $240,000

   As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

   Royal Bank of Scotland, dated September 30, 2011, bearing interest at a rate of 0.04% per annum, with a principal amount of $99,720,000, a repurchase price of $99,720,332, and a maturity date of October 3, 2011. The repurchase agreement is collateralized by the following:

                     INTEREST MATURITY   PRINCIPAL
TYPE OF COLLATERAL     RATE     DATE      AMOUNT        VALUE
------------------   -------- --------- ------------ ------------
U.S. Treasury Notes.   2.75%  2/15/2019 $100,000,000 $102,399,814

   As of September 30, 2011, the following Funds held an undivided interest in the joint repurchase agreement with State Street Bank & Trust Co.:

                            PERCENTAGE  PRINCIPAL
FUND                        OWNERSHIP    AMOUNT
----                        ---------- -----------
U.S. Government Securities.    0.32%   $ 1,060,000
GNMA.......................    1.00      3,276,000
Strategic Bond.............    3.12     10,213,000

   As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

   State Street Bank & Trust Co., dated September 30, 2011, bearing interest at a rate of 0.01% per annum, with a principal amount of $327,426,000, a repurchase price of $327,426,273, and a maturity date of October 3, 2011. The repurchase agreement is collateralized by the following:

                     INTEREST  MATURITY   PRINCIPAL
TYPE OF COLLATERAL     RATE      DATE      AMOUNT        VALUE
------------------   -------- ---------- ------------ ------------
U.S. Treasury Notes.   1.25%  10/31/2015 $100,000,000 $102,730,600
U.S. Treasury Notes.   1.88%   9/30/2017    5,500,000    5,706,250
U.S. Treasury Notes.   4.25%   8/15/2014  147,285,000  164,222,775
U.S. Treasury Notes.   4.25%   8/15/2015   53,650,000   61,316,102

   As of September 30, 2011, the following Fund held an undivided interest in the joint repurchase agreement with UBS Securities LLC:

                 PERCENTAGE PRINCIPAL
FUND              INTEREST   AMOUNT
----             ---------- ---------
High Yield Bond.    0.24%   $275,000

   As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

   UBS Securities LLC, dated September 30, 2011, bearing interest at a rate of 0.01% per annum, with a principal amount of $114,670,000, a repurchase price of $114,670,096, and a maturity date of October 3, 2011. The repurchase agreement is collateralized by the following:

                     INTEREST  MATURITY   PRINCIPAL
TYPE OF COLLATERAL     RATE      DATE      AMOUNT       VALUE
------------------   -------- ---------- ----------- -----------
U.S. Treasury Notes.   1.75%   7/31/2015 $70,000,000 $73,227,277
U.S. Treasury Notes.   2.13%  11/30/2014  41,815,600  44,303,846

   SECURITIES TRANSACTIONS, INVESTMENT INCOME, EXPENSES, DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Security transactions are recorded on a trade date basis. Realized gains and losses on sales of investments are calculated on the identified cost basis. Interest income is accrued daily from settlement date except when collection is not expected. Dividend income is recorded on the

        SUNAMERICA INCOME FUNDS
        NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2011 -- (UNAUDITED) (CONTINUED)

   ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed after the ex-dividend date. For financial statement purposes, the Funds amortize all premiums and accrete all discounts on fixed income securities. Funds which earn foreign income and capital gains may be subject to foreign withholding taxes at various rates. Under applicable foreign law, a withholding tax may be imposed on interest, dividends, and capital gains at various rates.

   Net investment income, other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend-eligible shares, as appropriate) of each class of shares at the beginning of the day (after adjusting for the current capital share activity of the respective class).

   Expenses common to all Funds, not directly related to individual Funds are allocated among the Funds based on relative net assets or other appropriate methods. In all other respects, expenses are charged to each Fund as incurred on a specific identification basis. Interest earned on cash balances held at the custodian is shown as custody credits on the Statement of Operations.

   Dividends from net investment income are accrued daily and paid monthly. Capital gain distributions, if any, are paid annually. The Funds record dividends and distributions to their shareholders on the ex-dividend date. The Funds reserve the right to declare and pay dividends less frequently than disclosed above, provided that the net realized capital gains and net investment income, if any, are paid at least annually. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net investment income/loss, net realized gain/loss and net assets are not affected by these reclassifications.

   Each Fund intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and to distribute all of their net income (taxable and tax exempt) to their shareholders. Therefore, no federal tax provision is required. Each Fund is considered a separate entity for tax purposes. Each Fund files U.S. federal and certain state income tax returns. With few exceptions, each Fund is no longer subject to U.S. federal and state tax examinations by tax authorities for tax returns ending before 2007.

Note 3. Investment Advisory and Management Agreement, Distribution Agreement and Service Agreement

   The Trust, on behalf of each Fund, has an Investment Advisory and Management Agreement (the "Agreement") with SunAmerica. Under the Agreement, SunAmerica provides continuous supervision of a Fund's portfolio and administers its corporate affairs, subject to general review by the Trustees. In connection therewith, SunAmerica furnishes the Funds with office facilities, maintains certain of the Funds' books and records, and pays the salaries and expenses of all personnel, including officers of the Funds, who are employees of SunAmerica and its affiliates.

   The Funds pay SunAmerica a monthly investment advisory and management fee calculated daily at the following annual percentages of each Fund's average daily net assets:

                                                              MANAGEMENT
                                           ASSETS                FEES
                                 ---------------------------- ----------
U.S. Government Securities Fund.           $0 - $200 million    0.650%
                                 (greater than) $200 million    0.620
                                 (greater than) $400 million    0.550
GNMA Fund.......................            $0 - $25 million    0.550
                                  (greater than) $25 million    0.500
                                  (greater than) $50 million    0.450
Strategic Bond Fund.............           $0 - $350 million    0.650
                                 (greater than) $350 million    0.600
High Yield Bond Fund............           $0 - $200 million    0.750
                                 (greater than) $200 million    0.720
                                 (greater than) $400 million    0.550

        SUNAMERICA INCOME FUNDS
        NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2011 -- (UNAUDITED) (CONTINUED)


   The Strategic Bond Fund is subadvised by PineBridge Investments, LLC ("PineBridge"). The High Yield Bond Fund is subadvised by Wellington Management Company, LLP ("Wellington Management"). Under the Subadvisory Agreements, PineBridge and Wellington Management manage the investment and reinvestment of the assets of the Strategic Bond Fund, and the High Yield Bond Fund, respectively.

   SunAmerica pays PineBridge and Wellington Management fees out of the investment advisory fees it receives from the respective Funds. The portion of the investment advisory fees received by SunAmerica that are paid to PineBridge and Wellington with respect to the Strategic Bond Fund and High Yield Bond Fund, respectively, are as follows:

                                                  SUBADVISORY
                                ASSETS               FEES
                      --------------------------- -----------
Strategic Bond Fund..           $0 - $200 million    0.35%
                      (greater than) $200 million    0.25
                      (greater than) $500 million    0.20
High Yield Bond Fund.           $0 - $150 million    0.40
                      (greater than) $150 million    0.35
                      (greater than) $500 million    0.30

   SunAmerica has contractually agreed to waive fees and/or reimburse expenses, to the extent necessary to cap the Funds' annual fund operating expenses at the following percentages of each Fund's average net assets. For the purposes of waived fees and/or reimbursed expense calculations annual Fund operating expenses shall not include extraordinary expenses as determined under generally accepted accounting principles, or acquired Fund fees and expenses. The contractual fee waivers and expense reimbursements will continue indefinitely, subject to termination by the Trustees, including a majority of the Disinterested Trustees.

FUND                                PERCENTAGE
----                                ----------
U.S. Government Securities Class A.    0.99%
U.S. Government Securities Class B.    1.64
U.S. Government Securities Class C.    1.64
GNMA Fund Class A..................    0.99
GNMA Fund Class B..................    1.64
GNMA Fund Class C..................    1.64
Strategic Bond Class A.............    1.40
Strategic Bond Class B.............    2.05
Strategic Bond Class C.............    2.05
High Yield Bond Class A............    1.36
High Yield Bond Class B............    2.01
High Yield Bond Class C............    2.01

   For the U.S. Government Fund and GNMA Fund, any waivers and/or reimbursements made by SunAmerica are subject to recoupment from the Funds within the following two years after the occurrence of the waiver and/or reimbursements, provided that the Funds are able to effect such payment to SunAmerica and remain in compliance with the foregoing expense limitations.

   For the period ended September 30, 2011, pursuant to the contractual expense limitations in the above tables SunAmerica has waived and/or reimbursed expenses as follows:

                                                                                                              OTHER EXPENSES
FUND                                                                                                            REIMBURSED
----                                                                                                          --------------
U.S. Government Securities . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . ..    $109,146

        SUNAMERICA INCOME FUNDS
        NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2011 -- (UNAUDITED) (CONTINUED)

                                                                  CLASS SPECIFIC
FUND                                                                 EXPENSES
----                                                              --------------
U.S. Government Securities Class A...............................    $177,912
U.S. Government Securities Class B...............................      13,262
U.S. Government Securities Class C...............................      23,821
GNMA Class A.....................................................     181,966
GNMA Class B.....................................................      21,131
GNMA Class C . . . . . . . . . . . . . . ........................      53,423
High Yield Bond Class A..........................................      70,323
High Yield Bond Class B..........................................      18,320
High Yield Bond Class C..........................................      37,576

   At September 30, 2011, expenses previously waived or reimbursed by SunAmerica that are subject to recoupment are as follows:

                                                                  OTHER EXPENSES
FUND                                                                REIMBURSED
----                                                              --------------
U.S. Government Securities . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . ......................................    $446,024

                                                                  CLASS SPECIFIC
                                                                     EXPENSES
FUND                                                                REIMBURSED
----                                                              --------------
U.S. Government Securities Class A...............................    $771,157
U.S. Government Securities Class B...............................      60,539
U.S. Government Securities Class C...............................      99,145
GNMA Class A.....................................................     855,306
GNMA Class B.....................................................     108,637
GNMA Class C.....................................................     236,180

   The Trust, on behalf of each Fund, has entered into a Distribution Agreement with SunAmerica Capital Services, Inc. ("SACS" or "Distributor"), an affiliate of the Adviser. Each Fund has adopted a Distribution Plan on behalf of each Class in accordance with the provisions of Rule 12b-1 under the 1940 Act (each a "Plan" and collectively the "Plans"), hereinafter referred to as the "Class A Plan," the "Class B Plan" and the "Class C Plan." In adopting the Class A Plan, the Class B Plan and the Class C Plan, the Trustees determined that there was a reasonable likelihood that each such Plan would benefit the Trust and the shareholders of the respective class. The sales charge and distribution fees of a particular class will not be used to subsidize the sale of shares of any other class.

   The Class A, Class B and Class C Plans, provide that the Trust, on behalf of the respective classes, shall pay the Distributor a distribution fee at an annual rate of up to 0.10%, 0.75% and 0.75%, of average daily net assets of such Fund's Class A, Class B and Class C shares respectively, to compensate the Distributor and certain securities firms for providing sales and promotional activities for distributing that class of shares. The distribution costs for which the Distributor may be compensated for include fees paid to broker-dealers that have sold Fund shares, commissions, and other expenses such as those incurred for sales literature, prospectus printing and distribution and compensation to wholesalers. It is possible that in any given year the amount paid to the Distributor under the Class A Plan, Class B Plan or Class C Plan may exceed the Distributor's distribution costs as described above. The Plans also provide that each class of shares of the Trust will also pay the Distributor an account maintenance fee at the annual rate of up to 0.25% of the aggregate average daily net assets of such class of shares to compensate the Distributor and securities firms for account maintenance activities. Accordingly, for the period ended September 30, 2011, SACS received fees (see the Statement of Operations) based upon the aforementioned rates.

   SACS receives sales charges on each Fund's Class A shares, portions of which are reallowed to affiliated broker-dealers and non-affiliated broker-dealers. SACS also receives the proceeds of contingent deferred sales charges paid by investors in connection with certain redemptions of Class A, Class B and Class C shares. SACS has advised the Funds that for the period ended September 30, 2011, the proceeds received from Class A sales (and paid out to affiliated and non-affiliated broker-dealers) and Class A, Class B and Class C redemptions were as follows:

                                                   CLASS A                           CLASS B        CLASS C
                            ----------------------------------------------------- -------------- --------------
                                                                     CONTINGENT     CONTINGENT     CONTINGENT
                             SALES     AFFILIATED   NON-AFFILIATED DEFERRED SALES DEFERRED SALES DEFERRED SALES
FUND                        CHARGES  BROKER-DEALERS BROKER-DEALERS    CHARGES        CHARGES        CHARGES
----                        -------- -------------- -------------- -------------- -------------- --------------
U.S. Government Securities. $ 14,108    $ 2,990        $ 8,529        $21,095        $12,091         $  763
GNMA.......................   95,567     16,978         63,027          5,159         15,937          2,856
Strategic Bond.............  136,460     19,392         94,572            379         40,556          9,629
High Yield Bond............   35,523      3,733         24,819            181         10,378          3,133

        SUNAMERICA INCOME FUNDS
        NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2011 -- (UNAUDITED) (CONTINUED)


   The Trust has entered into a Service Agreement with SunAmerica Fund Services, Inc. ("SAFS"), an affiliate of the Adviser. Under the Service Agreement, SAFS performs certain shareholder account functions by assisting the Funds' transfer agent in connection with the services that it offers to the shareholders of the Funds. The Service Agreement permits the Funds to compensate SAFS for services rendered, based upon an annual rate of 0.22% of average daily net assets, which is approved annually by the Trustees. For the period ended September 30, 2011, the Funds incurred the following expenses which are included in transfer agent fees and expenses in the Statement of Operations to compensate SAFS pursuant to the terms of the Service Agreement:

                                                    PAYABLE AT
FUND                                   EXPENSES SEPTEMBER 30, 2011
----                                   -------- ------------------
US Government Securities Fund Class A. $153,339      $22,985
US Government Securities Fund Class B.    5,708          879
US Government Securities Fund Class C.   14,802        2,577
GNMA Fund Class A.....................  273,721       44,185
GNMA Fund Class B.....................   18,631        2,772
GNMA Fund Class C.....................   67,202       11,195
Strategic Bond Fund Class A...........  293,115       47,437
Strategic Bond Fund Class B...........   56,875        9,084
Strategic Bond Fund Class C...........  275,866       44,733
High Yield Bond Fund Class A..........   81,915       11,387
High Yield Bond Fund Class B..........   15,800        2,251
High Yield Bond Fund Class C..........   42,186        6,246

   At September 30, 2011, the following affiliates owned a percentage of the outstanding shares of the following funds; Focused Balanced Strategy Portfolio and Focused Multi-Asset Strategy Portfolio owned 11.1% and 12.8%, respectively of the SunAmerica U.S. Government Fund; Focused Balanced Strategy Portfolio and Focused Multi-Asset Strategy Portfolio owned 10.0% and 7.9%, respectively of the SunAmerica GNMA Fund, and Focused Multi-Asset Strategy Portfolio owned 6.4% of SunAmerica Strategic Bond Fund.

   On August 10 and August 11, 2011 the U.S. Government Securities Fund purchased $10,000,000 par value and $4,000,000 par value, respectively, of the foreign security Temasek Financial I, Ltd., 4.50%, due 09/21/2015. The Fund is prohibited from investing in foreign securities. On August 19, 2011, the Fund sold its holdings in this foreign security for a gain to the Fund of $29,856.

   On September 22, 2008, AIG, the ultimate parent of SunAmerica, SACS, and SAFS, entered into a revolving credit facility ("FRBNY Credit Facility") with the Federal Reserve Bank of New York ("NY Fed"). In connection with the FRBNY Credit Facility, on March 4, 2009, AIG issued its Series C Perpetual, Convertible, Participating Preferred Stock (the "Series C Preferred Stock") to the AIG Credit Facility Trust, a trust established for the sole benefit of the United States Treasury (the "Trust"). The Series C Preferred Stock was entitled to approximately 77.8% of the voting power of AIG's outstanding stock.

   On January 14, 2011, AIG completed a series of previously announced integrated transactions (the "Recapitalization") to recapitalize AIG. In the Recapitalization, AIG repaid the NY Fed approximately $21 billion in cash, representing all amounts owing under the FRBNY Credit Facility and the facility was terminated. Also as part of the Recapitalization, (i) the Series C Preferred Stock was exchanged for shares of AIG Common Stock, which was then transferred to the U.S. Department of the Treasury, and the Trust, which had previously held all shares of the Series C Preferred Stock, was terminated, and, (ii) AIG's Series E Preferred Shares and Series F Preferred Shares were exchanged for shares of AIG Common Stock and a new Series G Preferred Shares (which functions as a $2 billion commitment to provide funding that AIG will have the discretion and option to use). As a result of the Recapitalization, the United States Treasury held a majority of outstanding shares of AIG Common Stock.

        SUNAMERICA INCOME FUNDS
        NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2011 -- (UNAUDITED) (CONTINUED)


Note 4. Purchases and Sales of Investment Securities

   The aggregate cost of purchases and proceeds from sales and maturities of long-term investments during the period ended September 30, 2011 were as follows:

                                                  U.S. GOVERNMENT
                                                    SECURITIES        GNMA      STRATEGIC   HIGH YIELD
                                                       FUND           FUND      BOND FUND   BOND FUND
                                                  --------------- ------------ ------------ -----------
Purchases (excluding U.S. government securities).  $ 15,699,424   $         -- $314,328,443 $19,939,798
Sales (excluding U.S. government securities).....    15,729,280             --  329,074,516  26,321,426
Purchases of U.S. government securities..........    99,759,527    132,493,117   59,254,936          --
Sales of U.S. government securities..............   141,247,871    208,672,446   40,434,868          --

Note 5. Federal Income Taxes

   The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, treatment of defaulted securities, deferred directors compensation, amortization of premium/discount, post-October losses, and derivative transactions.

                                          DISTRIBUTABLE EARNINGS                   TAX DISTRIBUTIONS
                                    FOR THE YEAR ENDED MARCH 31, 2011      FOR THE YEAR ENDED MARCH 31, 2011
                                 ---------------------------------------  ------------------------------------
                                              LONG-TERM      UNREALIZED
                                  ORDINARY  GAINS/CAPITAL   APPRECIATION   ORDINARY     LONG-TERM
                                   INCOME   LOSS CARRYOVER (DEPRECIATION)   INCOME    CAPITAL GAINS TAX EXEMPT
-                                ---------- -------------- -------------- ----------- ------------- ----------
U.S. Government Securities Fund. $  981,127  $         --   $ 2,900,118   $ 5,676,490   $439,590     $    --
GNMA Fund.......................    528,337            --    12,908,407    21,291,432         --          --
Strategic Bond Fund.............  2,079,084   (70,758,609)    6,463,319    32,878,518         --          --
High Yield Bond Fund............    658,410   (52,757,682)   (7,567,558)   10,431,835         --          --

   The amounts of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term securities and repurchase agreements, were as follows:

                                                   U.S.
                                                GOVERNMENT
                                                SECURITIES       GNMA        STRATEGIC    HIGH YIELD
                                                   FUND          FUND        BOND FUND    BOND FUND
                                               ------------  ------------  ------------  ------------
Cost.......................................... $140,400,533  $314,951,568  $567,973,382  $126,753,216
                                               ============  ============  ============  ============
Appreciation..................................   12,058,049    11,462,011    12,076,085     4,363,672
Depreciation..................................     (502,927)     (459,920)  (38,197,602)  (23,007,597)
                                               ------------  ------------  ------------  ------------
Unrealized appreciation (depreciation) -- net. $ 11,555,122  $ 11,002,091  $(26,121,517) $(18,643,925)
                                               ============  ============  ============  ============

   As of March 31, 2011, for Federal income tax purposes, the Funds indicated below have capital loss carryforwards, which expire in the year indicated, which are available to offset future capital gains, if any:

FUND                         2012    2013    2014    2015      2016       2017        2018     2019
----                        ------- ------- ------- ------- ---------- ----------- ---------- -------
U.S. Government Securities. $    -- $    -- $    -- $    -- $       -- $        --         -- $    --
GNMA.......................      --      --      --      --         --          --         --      --
Strategic Bond.............      --      --      --      --         --  15,633,479 55,125,130      --
High Yield Bond............      --      --      --      --  4,051,423   9,384,737 39,321,522      --

   On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused.

        SUNAMERICA INCOME FUNDS
        NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2011 -- (UNAUDITED) (CONTINUED)


   Under the current law, losses realized after October 31 and prior to the Fund's fiscal year end may be deferred as occurring on the first day of the following year. For the fiscal year ended March 31, 2011, the Funds elected to defer losses as follows:

                              DEFERRED     DEFERRED
                            POST-OCTOBER POST-OCTOBER
FUND                        CAPITAL LOSS CURRENCY LOSS
----                        ------------ -------------
U.S. Government Securities.  $2,327,030     $    --
GNMA.......................   3,486,342          --
Strategic Bond.............          --          --
High Yield Bond Fund.......          --          --

Note 6. Capital Share Transactions

   Transactions in capital shares of each class of each series were as follows:

                                                      U.S. GOVERNMENT SECURITIES FUND
                     ------------------------------------------------------------------------------------------------
                                           CLASS A                                          CLASS B
                     --------------------------------------------------  --------------------------------------------
                              FOR THE                                           FOR THE
                         SIX MONTHS ENDED               FOR THE             SIX MONTHS ENDED           FOR THE
                            09/30/2011                YEAR ENDED               09/30/2011             YEAR ENDED
                            (UNAUDITED)             MARCH 31, 2011            (UNAUDITED)           MARCH 31, 2011
                     ------------------------  ------------------------  ---------------------  ---------------------
                       SHARES       AMOUNT       SHARES       AMOUNT      SHARES      AMOUNT     SHARES      AMOUNT
                     ----------  ------------  ----------  ------------  --------  -----------  --------  -----------
Shares sold(1)(2)...    460,763  $  4,538,038   3,046,784  $ 29,548,060    79,675  $   782,480   180,013  $ 1,766,350
Reinvested shares...    136,518     1,336,018     497,819     4,807,911     2,912       28,493    14,515      139,900
Shares
 redeemed(1)(2)..... (2,767,677)  (27,333,387) (5,044,057)  (49,165,213) (195,983)  (1,916,847) (491,629)  (4,766,732)
                     ----------  ------------  ----------  ------------  --------  -----------  --------  -----------
Net increase
 (decrease)......... (2,170,396) $(21,459,331) (1,499,454) $(14,809,242) (113,396) $(1,105,874) (297,101) $(2,860,482)
                     ==========  ============  ==========  ============  ========  ===========  ========  ===========

                               U.S. GOVERNMENT SECURITIES FUND
                     --------------------------------------------------
                                           CLASS C
                     --------------------------------------------------
                              FOR THE
                         SIX MONTHS ENDED               FOR THE
                            09/30/2011                YEAR ENDED
                            (UNAUDITED)             MARCH 31, 2011
                     ------------------------  ------------------------
                       SHARES       AMOUNT       SHARES       AMOUNT
                     ----------  ------------  ----------  ------------
Shares sold.........    245,960  $  2,449,648     383,411  $  3,767,034
Reinvested shares...      7,505        73,471      29,503       283,865
Shares redeemed.....   (179,690)   (1,763,809)   (587,418)   (5,704,619)
                     ----------  ------------  ----------  ------------
Net increase
 (decrease).........     73,775  $    759,310    (174,504) $ (1,653,720)
                     ==========  ============  ==========  ============

--------
(1)For the six months ended September 30, 2011, includes automatic conversion of 78,207 shares of Class B shares in the amount of $766,059, to 78,261 shares of Class A shares in the amount of $766,059.
(2)For the year ended March 31, 2011, includes automatic conversion of 193,580 shares of Class B shares in the amount of $1,879,855, to 193,616 shares of Class A shares in the amount of $1,879,855.

        SUNAMERICA INCOME FUNDS
        NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2011 -- (UNAUDITED) (CONTINUED)


                                                                   GNMA FUND
                     -----------------------------------------------------------------------------------------------------
                                            CLASS A                                            CLASS B
                     ----------------------------------------------------  -----------------------------------------------
                              FOR THE                                             FOR THE
                         SIX MONTHS ENDED                FOR THE              SIX MONTHS ENDED             FOR THE
                            09/30/2011                 YEAR ENDED                09/30/2011              YEAR ENDED
                            (UNAUDITED)              MARCH 31, 2011             (UNAUDITED)            MARCH 31, 2011
                     ------------------------  --------------------------  ---------------------  ------------------------
                       SHARES       AMOUNT        SHARES        AMOUNT      SHARES      AMOUNT      SHARES       AMOUNT
                     ----------  ------------  -----------  -------------  --------  -----------  ----------  ------------
Shares sold(1)(2)...  4,374,428  $ 51,992,010    5,379,295  $  64,344,170   107,224  $ 1,273,296     263,241  $  3,143,580
Reinvested shares...    217,406     2,569,721    1,038,883     12,183,827    11,096      131,251      84,817       996,311
Shares
 redeemed(1)(2)..... (4,350,191)  (51,750,065) (10,123,858)  (119,724,529) (472,306)  (5,580,069) (1,381,943)  (16,447,756)
                     ----------  ------------  -----------  -------------  --------  -----------  ----------  ------------
Net increase
 (decrease).........    241,643  $  2,811,666   (3,705,680) $ (43,196,532) (353,986) $(4,175,522) (1,033,885) $(12,307,865)
                     ==========  ============  ===========  =============  ========  ===========  ==========  ============

                                        GNMA FUND
                     -----------------------------------------------  -   -   -   -
                                         CLASS C
                     -----------------------------------------------
                            FOR THE
                        SIX MONTHS ENDED             FOR THE
                           09/30/2011              YEAR ENDED
                          (UNAUDITED)            MARCH 31, 2011
                     ---------------------  ------------------------
                      SHARES      AMOUNT      SHARES       AMOUNT
                     --------  -----------  ----------  ------------
Sharessold            576,686  $ 6,920,946   1,530,789  $ 18,436,539
Reinvested shares...   34,136      404,667     205,407     2,412,799
Shares redeemed..... (656,858)  (7,769,970) (2,654,445)  (31,485,438)
                     --------  -----------  ----------  ------------
Net increase
 (decrease).........  (46,036) $  (444,357)   (918,249) $(10,636,100)
                     ========  ===========  ==========  ============

                                                                STRATEGIC BOND FUND
                     --------------------------------------------------------------------------------------------------------
                                            CLASS A                                              CLASS B
                     -----------------------------------------------------  -------------------------------------------------
                              FOR THE                                               FOR THE
                          SIX MONTHS ENDED                FOR THE               SIX MONTHS ENDED              FOR THE
                             09/30/2011                 YEAR ENDED                 09/30/2011               YEAR ENDED
                            (UNAUDITED)               MARCH 31, 2011              (UNAUDITED)             MARCH 31, 2011
                     -------------------------  --------------------------  -----------------------  ------------------------
                        SHARES       AMOUNT        SHARES        AMOUNT       SHARES       AMOUNT      SHARES       AMOUNT
                     -----------  ------------  -----------  -------------  ----------  -----------  ----------  ------------
Shares sold(3)(4)...  15,697,714  $ 54,660,748   22,628,092  $  77,319,848   1,292,911  $ 4,465,138   2,765,629  $  9,415,936
Reinvested shares...   1,380,739     4,767,567    3,180,495     10,853,981     168,503      581,723     458,590     1,564,244
Shares
 redeemed(3)(4)..... (11,909,243)  (41,385,607) (38,630,452)  (131,255,393) (1,543,447)  (5,350,965) (3,238,059)  (11,037,855)
                     -----------  ------------  -----------  -------------  ----------  -----------  ----------  ------------
Net increase
 (decrease).........   5,169,210  $ 18,042,708  (12,821,865) $ (43,081,564)    (82,033) $  (304,104)    (13,840) $   (57,675)
                     ===========  ============  ===========  =============  ==========  ===========  ==========  ============

                                      STRATEGIC BOND FUND
                     -----------------------------------------------------
                                            CLASS C
                     -----------------------------------------------------
                              FOR THE
                          SIX MONTHS ENDED                FOR THE
                             09/30/2011                 YEAR ENDED
                            (UNAUDITED)               MARCH 31, 2011
                     -------------------------  --------------------------
                        SHARES       AMOUNT        SHARES        AMOUNT
                     -----------  ------------  -----------  -------------
Shares sold.........   7,615,033  $ 26,523,237   12,447,478  $  42,527,651
Reinvested shares...     789,066     2,734,315    2,079,522      7,121,755
Shares redeemed.....  (7,051,428)  (24,580,638) (19,380,988)   (66,358,228)
                     -----------  ------------  -----------  -------------
Net increase
 (decrease).........   1,352,671  $  4,676,914   (4,853,988) $ (16,708,822)
                     ===========  ============  ===========  =============

--------
(1)For the six months ended September 30, 2011, includes automatic conversion of 295,472 shares of Class B shares in the amount of $3,488,552 to shares 296,320 of Class A shares in the amount of $3,488,552.
(2)For the year ended March 31, 2011, includes automatic conversion of 843,418 shares of Class B shares in the amount of $10,050,720 to shares 845,598 of Class A shares in the amount of $10,050,720.
(3)For the six months ended September 30, 2011, includes automatic conversion of 374,664 shares of Class B shares in the amount of $1,295,189 to 374,514 shares of Class A shares in the amount of $1,295,189.
(4)For the year ended March 31, 2011, includes automatic conversion of 999,134 shares of Class B shares in the amount of $3,408,891 to 999,134 shares of Class A shares in the amount of $3,408,891.

        SUNAMERICA INCOME FUNDS
        NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2011 -- (UNAUDITED) (CONTINUED)


                                                             HIGH YIELD BOND FUND
                     ---------------------------------------------------------------------------------------------------
                                           CLASS A                                            CLASS B
                     ---------------------------------------------------  ----------------------------------------------
                              FOR THE                                            FOR THE
                         SIX MONTHS ENDED               FOR THE              SIX MONTHS ENDED            FOR THE
                            09/30/2011                 YEAR ENDED               09/30/2011              YEAR ENDED
                            (UNAUDITED)              MARCH 31, 2011            (UNAUDITED)            MARCH 31, 2011
                     ------------------------  -------------------------  ---------------------  -----------------------
                       SHARES       AMOUNT        SHARES       AMOUNT      SHARES      AMOUNT      SHARES       AMOUNT
                     ----------  ------------  -----------  ------------  --------  -----------  ----------  -----------
Shares sold(1)(2)...  3,587,990  $ 12,509,210    8,240,345  $ 27,927,583   245,355  $   835,119     644,061  $ 2,176,466
Reinvested shares...    399,709     1,370,173    1,013,613     3,444,144    67,967      233,101     204,366      694,841
Shares
 redeemed(1)(2)..... (6,064,132)  (20,744,759) (11,093,022)  (37,411,064) (878,231)  (3,030,934) (1,742,702)  (5,929,013)
                     ----------  ------------  -----------  ------------  --------  -----------  ----------  -----------
Net increase
 (decrease)......... (2,076,433) $ (6,865,376)  (1,839,064) $ (6,039,337) (564,909) $(1,962,714)   (894,275) $(3,057,706)
                     ==========  ============  ===========  ============  ========  ===========  ==========  ===========

                                     HIGH YIELD BOND FUND
                     ---------------------------------------------------
                                           CLASS C
                     ---------------------------------------------------
                              FOR THE
                         SIX MONTHS ENDED               FOR THE
                            09/30/2011                 YEAR ENDED
                            (UNAUDITED)              MARCH 31, 2011
                     ------------------------  -------------------------
                       SHARES       AMOUNT        SHARES       AMOUNT
                     ----------  ------------  -----------  ------------
Shares sold.........    934,861  $  3,258,821    2,177,154  $  7,443,311
Reinvested shares...    168,969       581,503      463,761     1,583,986
Shares redeemed..... (1,655,005)   (5,683,134)  (4,700,769)  (16,042,293)
                     ----------  ------------  -----------  ------------
Net increase
 (decrease).........   (551,175) $ (1,842,810)  (2,059,854) $ (7,014,996)
                     ==========  ============  ===========  ============

--------
(1)For the six months ended September 30, 2011, includes automatic conversion of 322,634 shares of Class B shares in the amount of $1,118,509 to 323,385 shares of Class A shares in the amount of $1,118,509.
(2)For the year ended March 31, 2011, includes automatic conversion of 538,294 shares of Class B shares in the amount of $1,830,519 to 539,503 shares of Class A shares in the amount of $1,830,519.

Note 7. Lines of Credit

   The SunAmerica family of mutual Funds has established $75 million committed and $50 million uncommitted lines of credit with State Street Bank and Trust Company, the Funds' custodian. Interest is currently payable at the higher of the Federal Funds Rate or London Interbank Offered Rate plus 125 basis points on the committed line and State Street Bank and Trust Company's discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 10.0 basis points per annum on the daily unused portion of the committed line of credit which is included in the other expenses line on the Statement of Operations. Prior to September 16, 2011, the commitment fee was 12.5 basis points per annum on the daily unused portion of the daily unused portion of the committed line of credit. Borrowings under the line of credit will commence when the respective Fund's cash shortfall exceeds $100,000. During the period ending September 30, 2011, the following Funds had borrowings:

                                      AVERAGE   WEIGHTED
                   DAYS     INTEREST    DEBT    AVERAGE
FUND            OUTSTANDING CHARGES   UTILIZED  INTEREST
----            ----------- -------- ---------- --------
GNMA...........     14       $1,215  $2,221,415   1.41%
Strategic Bond.     15        2,269   3,949,473   1.38

   At September 30, 2011, there were no borrowings outstanding.

Note 8. Interfund Lending Agreement

   Pursuant to exemptive relief granted by the Securities and Exchange Commission, the Funds are permitted to participate in an interfund lending program among investment companies advised by SunAmerica or an affiliate. The interfund lending program allows the participating funds to borrow money from and loan money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the period ended September 30, 2011 none of the Funds participated in this program.

Note 9. Trustees Retirement Plan

   The Trustees of the Trust have adopted the SunAmerica Disinterested Trustees' and Directors' Retirement Plan (the "Retirement Plan") effective January 1, 1993, as amended, for the unaffiliated Trustees. The Retirement Plan provides generally that an unaffiliated Trustee may become a participant ("Participant") in the Retirement Plan if he or she has at least 10 years of consecutive service as a Disinterested Trustee of any of the adopting SunAmerica mutual funds (the "Adopting Funds") or has

        SUNAMERICA INCOME FUNDS
        NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2011 -- (UNAUDITED) (CONTINUED)

   attained the age of 60 while a Trustee and completed five (5) consecutive years of service as a Trustee of any Adopting Fund (an "Eligible Trustee"). Pursuant to the Retirement Plan, an Eligible Trustee may receive benefits upon (i) his or her death or disability while a Trustee or (ii) the termination of his or her tenure as a Trustee, other than removal for cause from each of the Adopting Funds with respect to which he or she is an Eligible Trustee.

   As of each of the first 10 birthdays after becoming a Participant and on which he or she is both a Trustee and Participant, each Eligible Trustee will be credited with an amount equal to 50% of his or her regular fees (excluding committee fees) for services as a Disinterested Trustee of each Adopting Fund for the calendar year in which such birthday occurs. In addition, an amount equal to 8.50% of any amounts credited under the preceding statement during prior years is added to each Eligible Trustee's account. The rights of any Participant to benefits under the Retirement Plan shall be an unsecured claim against the assets of the Adopting Funds. An Eligible Trustee may receive any benefits payable under the Retirement Plan, at his or her election, either in one lump sum or in up to 15 annual installments. Any undistributed amounts shall continue to accrue interest at 8.50%.

   Effective December 3, 2008, the Retirement Plan was amended to, among other things, (1) freeze the Retirement Plan as to future accruals for active Participants as of December 31, 2008, (2) prohibit Disinterested Directors from first becoming participants in the Retirement Plan after December 31, 2008 and (3) permit active Participants to elect to receive a distribution of their entire Retirement Plan account balance in 2009. The freeze on future accruals does not apply to Participants that have commenced receiving benefits under the Retirement Plan on or before December 31, 2008.

   The following amounts for the Retirement Plan Liabilities are included in the Trustees' fees and expenses payable line on the Statement of Assets and Liabilities and the amounts for the Retirement Plan Expenses are included in the Trustees' fees and expenses line on the Statement of Operations.

                            RETIREMENT PLAN RETIREMENT PLAN RETIREMENT PLAN
                               LIABILITY        EXPENSE        PAYMENTS
                            --------------- --------------- ---------------
FUND                                   AS OF SEPTEMBER 30, 2011
----                        -----------------------------------------------
U.S. Government Securities.     $12,205          $176            $560
GNMA.......................       6,196           361             218
Strategic Bond.............       6,483           546             187
High Yield Bond............       5,199           132             225

Note 10. Investment Concentration

   The High Yield Bond Fund's investment in high yield securities, whether rated or unrated, may be considered speculative and subject to greater market fluctuations and risk of loss of income and principal than lower-yielding, higher-rated, fixed-income securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high yield securities, because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

   The Funds may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Fund holding securities of such issuer might be able to recover its investment from the U.S. Government. As a result of the U.S. Government Fund and GNMA Fund's concentration in such investments, it may be subject to risks associated with the U.S. Government. For the period ended September 30, 2011, the Funds had 45.3% and 82.7%, respectively, of their total net assets invested in such securities.

Note 11. Security Transactions with Affiliated Funds or Portfolios

   The Portfolios are permitted to transfer securities by purchasing from and or selling to other affiliated funds under certain conditions approved by the Board. The affiliated funds involved in such transactions must have a common investment advisor or investment advisors which are affiliated persons of each other, common directors, and/or common officers in compliance with Rule 17a-7 of the 1940 Act. Pursuant to the 1940 Act, such transaction must be either a purchase or a sale, for no consideration other than cash payment against prompt delivery of the security at the current market price. No brokerage commission or fee (except for customary transfer fees), or other remuneration is paid in connection with such transaction. For the period ended September 30, 2011, the following portfolios engaged in security transactions with affiliated Funds:

                                   COST OF    PROCEEDS    REALIZED
PORTFOLIO                         PURCHASES  FROM SALES  GAIN/(LOSS)
---------                        ----------- ----------- -----------
U.S. Government Securities Fund. $15,699,424 $15,729,280   $29,856

        SUNAMERICA INCOME FUNDS
        APPROVAL OF ADVISORY AGREEMENTS -- SEPTEMBER 30, 2011 -- (UNAUDITED)

APPROVAL OF THE INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT AND SUBADVISORY AGREEMENTS

The Board of the Trust, including the Disinterested Trustees approved the continuation of the Investment Advisory and Management Agreement between the Trust, on behalf of the Fund's, and SunAmerica (the "Advisory Agreement") for a one-year period ending June 30, 2012 at an in-person meeting held on June 14, 2011 (the "Meeting"). The Trust currently consists of five separate Funds, including the SunAmerica GNMA Fund ("GNMA Fund"), SunAmerica High Yield Bond Fund ("High Yield Bond Fund"), SunAmerica Strategic Bond Fund ("Strategic Bond Fund"), SunAmerica Tax Exempt Insured Fund ("Tax Exempt Insured Fund")* and SunAmerica U.S. Government Securities Fund ("U.S. Government Securities Fund"). At the Meeting, the Board also approved the continuation of the Subadvisory Agreements between SunAmerica and AIG Asset Management (U.S.), LLC ("AMG"), Wellington Management, and PineBridge (each a "Subadviser" and collectively the "Subadvisers") for a one-year period ending June 30, 2012. The following is a list of each Fund's respective Subadviser(s) for which the Board approved the renewal of a Subadvisory Agreement.

             FUND                       SUBADVISER
             ----                       ----------
             Strategic Bond Fund        PineBridge
             High Yield Bond Fund       Wellington
             Tax Exempt Insured Fund    AMG

In accordance with Section 15(c) of the 1940 Act, the Board requested and SunAmerica and the Subadvisers provided materials relating to the Board's consideration of whether to approve the continuation of the Advisory Agreement and Subadvisory Agreements,. These materials included (a) a summary of the services provided by SunAmerica and its affiliates to the Funds and by the Subadvisers; (b) information independently compiled and prepared by Lipper, Inc. ("Lipper") on Fund fees and expenses, and the investment performance of the Fund as compared with a peer group of funds; (c) information on the profitability of SunAmerica and its affiliates, and a discussion relating to indirect benefits; (d) a report on economies of scale; (e) information on SunAmerica's and the Subadvisers' risk management process; (f) a discussion on general compliance policies and procedures; (g) a summary of brokerage and soft dollar practices; (h) information about the key personnel of SunAmerica and its affiliates, and the Subadvisers, that are involved in the investment management, administration, compliance and risk management activities with respect to the Funds, as well as current and projected staffing levels and compensation practices; and (i) an internal comparison of management fees received for other mutual funds and accounts with similar investment objectives and strategies for which SunAmerica serves as adviser or subadviser, as applicable.

In determining whether to approve the continuation of the Advisory Agreement and Subadvisory Agreements, the Board, including Disinterested Trustees, considered the following information:

NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY SUNAMERICA AND THE
SUBADVISERS.

The Board, including the Disinterested Trustees, considered the nature, quality and extent of services to be provided by SunAmerica and the Subadvisers. The Board noted that the services include acting as investment manager and adviser to the Funds, managing the daily business affairs of the Funds, and obtaining and evaluating economic, statistical and financial information to formulate and implement investment policies. Additionally, the Board observed that SunAmerica provides office space, bookkeeping, accounting, legal, and compliance, clerical and administrative services and has authorized its officers and employees, if elected, to serve as officers or trustees of the Funds without compensation. Finally, the Board noted that SunAmerica is responsible for monitoring and reviewing the activities of affiliated and unaffiliated third-party service providers, including the Subadvisers. In addition to the quality of the advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to the Funds pursuant to the Advisory Agreement and noted that such services include (i) preparing disclosure documents, such as the prospectus, the statement of additional information and shareholder reports; (ii) assisting with daily accounting and pricing; (iii) organizing Board meetings and preparing the materials for such Board meetings;
(iv) providing legal and compliance support; and (v) performing other administrative functions necessary for the operation of the Funds, such as tax reporting and fulfilling regulatory filing requirements.
--------
* Effective September 23, 2011, the Tax Exempt Insured Fund was liquidated.

        SUNAMERICA INCOME FUNDS
        APPROVAL OF ADVISORY AGREEMENTS -- SEPTEMBER 30, 2011 -- (UNAUDITED) (CONTINUED)


In connection with the services provided by SunAmerica, the Board analyzed the structure and duties of SunAmerica's fund administration, accounting, operations, legal and compliance departments and concluded that they were adequate to meet the needs of the Funds. The Board also reviewed the personnel responsible for providing advisory services to the Funds and other key personnel of SunAmerica, in addition to current and projected staffing levels and compensation practices and concluded, based on its experience and interaction with SunAmerica, that: (i) SunAmerica is able to retain quality portfolio managers, analysts and other personnel; (ii) SunAmerica exhibited a high level of diligence and attention to detail in carrying out its advisory and other responsibilities under the Advisory Agreement; (iii) SunAmerica had been responsive to requests of the Board; and (iv) SunAmerica had kept the Board apprised of developments relating to the Funds and the industry in general. The Board concluded that the nature and extent of services provided under the Advisory Agreement were reasonable and appropriate in relation to the management fee and that the quality of services continues to be high.

The Board also considered SunAmerica's reputation and long-standing relationship with the Funds and considered the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of types of mutual funds and shareholder services. The Board considered SunAmerica's experience in providing management and investment advisory and administrative services to advisory clients and noted that as of March 31, 2011, SunAmerica managed, advised and/or administered approximately $45.3 billion in assets. The Board also considered SunAmerica's code of ethics and its risk management process, and that it has developed internal procedures, adopted by the Board, for monitoring compliance with the investment objectives, policies and restrictions of the Funds as set forth in the Fund's prospectuses. Additionally, the Board considered SunAmerica's compliance and regulatory history.

The Board also considered the nature, quality and extent of services to be provided by each Subadviser. The Board observed that the Subadvisers are responsible for providing investment management services, including investment research, advice and supervision, and determining which securities will be purchased or sold by a Fund, or portion thereof, that each Subadviser manages, subject to the oversight and review of SunAmerica. The Board reviewed each Subadviser's history, structure, size, visibility and resources, which are needed to attract and retain highly qualified investment professionals. The Board reviewed the personnel that are responsible for providing subadvisory services to the Funds, in addition to current and projected staffing levels and compensation practices, and concluded, based on its experience with each Subadviser, that each Subadviser: (i) is able to retain high quality portfolio managers and other investment personnel; (ii) exhibited a high level of diligence and attention to detail in carrying out its responsibilities under the Subadvisory Agreements; and (iii) had been responsive to requests of the Board and of SunAmerica. The Board considered that each Subadviser has developed internal policies and procedures for monitoring compliance with the investment objectives, policies and restrictions of the Funds as set forth in the Funds' prospectus. The Board also considered each Subadviser's code of ethics, compliance and regulatory history and risk management process. The Board noted that the Subadvisers have not experienced any material regulatory or compliance problems nor have they been involved in any material litigation or administrative proceedings that would potentially impact them from effectively serving as Subadvisers to the Funds. The Board concluded that the nature and extent of services to be provided by each Subadviser under the Subadvisory Agreement were reasonable and appropriate in relation to the subadvisory fees and that the quality of services continues to be high.

INVESTMENT PERFORMANCE

The Board, including the Disinterested Trustees, also considered the investment performance of SunAmerica and the Subadvisers with respect to the Funds, as applicable. In connection with its review, the Board received and reviewed information regarding the investment performance of the Funds as compared to each Fund's peer group ("Peer Group") and/or peer universe ("Peer Universe") as independently determined by Lipper and to an appropriate index or combination of indices, including the Funds' benchmarks. The Board was provided with a description of the methodology used by Lipper to select the funds in the Peer Groups and Universes. The Board also noted that it regularly reviews the performance of the Funds throughout the year. The Board noted that, while it monitors performance of the Funds closely, it generally attaches more importance to performance over relatively long periods of time, typically three to five years.

It was noted that performance information was for the periods ended March 31, 2011. The Board also noted that it regularly reviews the performance of the Funds throughout the year.

GNMA Fund. The Board considered that the Fund's performance was slightly below the median of its Peer Group for the one- and three- year periods and slightly above the median of its Peer Group for the five- year period. The Board also considered that the

        SUNAMERICA INCOME FUNDS
        APPROVAL OF ADVISORY AGREEMENTS -- SEPTEMBER 30, 2011 -- (UNAUDITED) (CONTINUED)

Fund's performance was slightly below the median of its Peer Universe for the one- and five- year periods, and below the median of its Peer Universe for the three- year period. The Board also considered that the Fund underperformed its Lipper Index the one-, three- and five- year periods. The Board further considered that the Fund's performance was above the median of its Peer Group/Peer Universe and the Lipper Index for the ten-year period. The Board took into account management's discussion of the Fund's performance and concluded that the Fund's overall performance was satisfactory.

U.S. Government Securities Fund. The Board considered that the Fund's performance was below the median of its Peer Group/Universe for the one-, three- and five- year periods. The Board also considered that the Fund underperformed its Lipper Index the one-, three- and five- year periods. The Board took into account management's discussion of the Fund's performance, including its competitive performance over the longer-term and the portfolio manager's long tenure with the Fund, and concluded that the Fund's performance is being addressed.

High Yield Bond Fund. The Board considered that the Fund's performance was below the median of its Peer Group/Universe for the one-, three- and five- year periods. The Board also considered that the Fund underperformed its Lipper Index the one-, three- and five- year periods. The Board took into account management's discussion of the Fund's performance, including the Fund's improved more recent performance since Wellington was appointed as subadviser to the Fund in May 2009. The Board concluded that the Fund's performance is being addressed.

Strategic Bond Fund. The Board considered that the Fund's performance was above the median of its Peer Group for the one- and five- year periods and below the median of its Peer Group for the three- year period. The Board also considered that the Fund's Performance was above the median of its Peer Universe for the one- year period and below the median of its Peer Universe for the three- and five- year periods. The Board also considered that the Fund outperformed its Lipper Index for the one- year period and underperformed its Lipper Index for the three- and five- year periods. The Board took into account management's discussion of the Fund's performance, including the Fund's improved more recent performance. The Board concluded that the Fund's performance was satisfactory.

Tax Exempt Insured Fund. The Board considered that the Fund's performance was at the median of its Peer Group for the one- year period and below the median of its Peer Group for the three- and five- year periods. The Board also considered that the Fund's performance was below the median of its Peer Universe for the one- year period and above the median of its Peer Universe for the three- and five- year periods. The Board also considered that the Fund underperformed its Lipper Index for the one- year period and outperformed its Lipper Index for the three- and five- year periods. The Board took into account management's discussion of the Fund's performance, including the limited size of the Peer Group, and concluded that the Fund's performance was satisfactory.

CONSIDERATION OF THE MANAGEMENT FEES AND SUBADVISORY FEES AND THE COST OF THE SERVICES AND PROFITS TO BE REALIZED BY SUNAMERICA AND THE SUBADVISERS AND THEIR AFFILIATES FROM THE RELATIONSHIP WITH THE FUNDS. The Board, including the Disinterested Trustees, received and reviewed information regarding the fees to be paid by the Funds to SunAmerica pursuant to the Advisory Agreement and the fees to be paid by SunAmerica to the Subadvisers pursuant to the Subadvisory Agreements. The Board examined this information in order to determine the reasonableness of the fees in light of the nature and quality of services to be provided and any potential additional benefits to be received by SunAmerica, the Subadvisers or their affiliates in connection with providing such services to the Funds.

To assist in analyzing the reasonableness of the management fee for each of the Funds, the Board received reports independently prepared by Lipper. The reports showed comparative fee information for each Fund's Peer Group and/or Peer Universe as determined by Lipper, including rankings within each category. In considering the reasonableness of the management fee to be paid by each Fund to SunAmerica, the Board reviewed a number of expense comparisons, including: (i) contractual and actual management fees; and (ii) actual total operating expenses. In considering each Fund's total operating expenses, the Board analyzed the level of fee waivers and expense reimbursements and the net expense caps contractually agreed upon by SunAmerica with respect to each Fund. The Board also considered the voluntary fee waivers and/or expense reimbursements agreed to by SunAmerica with respect to the Class C shares of the Tax Exempt Insured Fund. The Board further considered that, unlike the funds in the Peer Group and Peer Universe, the fee waivers and/or reimbursements being made by SunAmerica with respect to the Funds are only reflected in the total expenses category of the Lipper reports, rather than also being reflected as specific management fee waivers in the actual management fees category of the Lipper reports. As a result, the Board took into account that the actual management fees presented by Lipper for the funds in the

        SUNAMERICA INCOME FUNDS
        APPROVAL OF ADVISORY AGREEMENTS -- SEPTEMBER 30, 2011 -- (UNAUDITED) (CONTINUED)

Peer Group and Peer Universe may appear lower on a relative basis. The Board then compared each Fund's net expense ratio (taking into account the contractual fee caps and waivers) to those of other funds within its Peer Group and/or Peer Universe as a guide to help assess the reasonableness of the management fee for the Funds. The Board acknowledged that it was difficult to make precise comparisons with other funds in the Peer Groups and Peer Universes since the exact nature of services provided under the various fund agreements is often not apparent. The Board noted, however, that the comparative fee information provided by Lipper as a whole was useful in assessing whether SunAmerica was providing services at a cost that was competitive with other, similar funds.

The Board also considered the management fees received by SunAmerica with respect to other mutual funds and accounts with similar investment strategies to the Funds, to the extent applicable. The Board noted, however, that a mutual fund identified as similar to the U.S. Government Securities Fund is sold only in the variable annuity market and, accordingly, is in an entirely different Lipper classification, with a peer group consisting of funds underlying variable insurance products. The Board then noted the management fees paid by the Funds were reasonable as compared to the fees SunAmerica was receiving from other mutual funds and accounts for which it serves as adviser or subadviser.

The Board also received and reviewed information regarding the fees paid by SunAmerica to the Subadvisers pursuant to the Subadvisory Agreements. To assist in analyzing the reasonableness of the subadvisory fees, the Board received a report independently prepared by Lipper. The report showed comparative fee information of each Fund's Peer Group that the Board used as a guide to help assess the reasonableness of the subadvisory fees. The Board noted that Peer Group information as a whole was useful in assessing whether the Subadvisers were providing services at a cost that was competitive with other similar funds. The Board also considered that the subadvisory fees are paid by SunAmerica out of its management fee and not by the Funds, and that subadvisory fees may vary widely within a Peer Group for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs. The Board further considered the amount of subadvisory fees paid out by SunAmerica and the amount of the management fees which it retained.

The Board also considered fees received by the Subadvisers with respect to other mutual funds and accounts with similar investment strategies to the Funds for which they serves as adviser or subadviser, to the extent applicable. The Board observed that with respect to the Strategic Bond Fund, the similar accounts identified by PineBridge included retirement accounts managed that may be subject to state and/or ERISA regulations which could make them more costly to manage. The Board then noted that the subadvisory fees paid by SunAmerica to the Subadvisers were reasonable as compared to fees PineBridge receives for other mutual funds and accounts for which it serves as adviser or subadviser.

GNMA Fund. The Board considered that the Fund's actual management fees were below the median of its Peer Group and slightly above the median of its Peer Universe. The Board also considered that the Fund's total expenses were at the median of its Peer Group and above the median of its Peer Universe. The Board noted that the Fund's advisory fee contains breakpoints and took into account management's discussions regarding the Fund's expenses.

U.S. Government Securities Fund. The Board considered that the Fund's actual management fees were above the median of its Peer Group and Peer Universe. The Board also considered that the Fund's total expenses were below the median of its Peer Group and above the median of its Peer Universe. The Board noted that the Fund's advisory fee contains breakpoints and took into account management's discussions regarding the Fund's expenses.

High Yield Bond Fund. The Board considered that the Fund's actual management fees were above the median of its Peer Group and Peer Universe. The Board also considered that the Fund's total expenses were above the median of its Peer Group and Peer Universe. The Board noted that the Fund's advisory fee contains breakpoints and took into account management's discussions regarding the Fund's expenses.

Strategic Bond Fund. The Board considered that the Fund's actual management fees were above the median of its Peer Group and Peer Universe. The Board also considered that the Fund's total expenses were above the median of its Peer Group and Peer Universe. The Board noted that the Fund's advisory fee contains breakpoints and took into account management's discussions regarding the Fund's expenses.

        SUNAMERICA INCOME FUNDS
        APPROVAL OF ADVISORY AGREEMENTS -- SEPTEMBER 30, 2011 -- (UNAUDITED) (CONTINUED)


Tax Exempt Insured Fund. The Board considered that the Fund's actual management fees were below the median of its Peer Group and Peer Universe. The Board also considered that the Fund's total expenses were at the median of its Peer Group and slightly above the median of its Peer Universe. The Board noted that the Fund's advisory fee contains breakpoints and took into account management's discussions regarding the Fund's expenses.

PROFITABILITY

The Board also considered SunAmerica's profitability and the benefits SunAmerica and its affiliates received from its relationship with the Funds. The Board received and reviewed financial statements relating to SunAmerica's financial condition and profitability with respect to the services it provided the Funds and considered how profit margins could affect SunAmerica's ability to attract and retain high quality investment professionals and other key personnel. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by SunAmerica and its affiliates that provide services to the Funds on a Fund by Fund basis. In particular, the Board considered the contractual and voluntary fee waivers and/or expense reimbursements agreed to by SunAmerica.

The Board considered the profitability of SunAmerica under the Advisory Agreement, and considered the profitability of SunAmerica's affiliate under the Rule 12b-1 Plans and Service Agreements. Additionally, the Board considered whether SunAmerica, AMG and their affiliates received any indirect benefits from the relationship with the Funds. Specifically, the Board observed that AIG Federal Savings Bank, an affiliate of SunAmerica and AMG, serves as custodian with respect to certain shareholder retirement accounts that are administered by SunAmerica and receives a fee payable by the qualifying shareholders. The Board further considered whether there were any collateral or "fall-out" benefits that SunAmerica and its affiliates may derive as a result of their relationship with the Funds. The Board noted that SunAmerica believes that any such benefits are de minimis and do not impact the reasonableness of the management fees.

The Board also reviewed financial statements from the Subadvisers and their affiliates and considered whether the Subadvisers had the financial resources necessary to attract and retain high quality investment management personnel and to provide a high quality of services.

The Board concluded that SunAmerica and the Subadvisers had the financial resources necessary to perform their obligations under the Advisory Agreement and the Subadvisory Agreements, respectively, and to continue to provide the Funds with the high quality services that they had provided in the past. The Board also concluded that the management fee and subadvisory fees were reasonable in light of the factors discussed above.

ECONOMIES OF SCALE

The Board, including the Disinterested Trustees, considered whether the shareholders would benefit from economies of scale and whether there was potential for future realization of economies with respect to the Funds. The Board considered that as a result of being part of the SunAmerica fund complex, the Funds share common resources and may share certain expenses, and if the size of the complex increases, each Fund could incur lower expenses than they otherwise would achieve as stand-alone entities. The Board also considered the anticipated efficiencies in the processes of SunAmerica as it adds labor and capital to expand the scale of operations. The Board also took into account that each of the Funds had management fee arrangements that included breakpoints that will adjust the fee downward as the size of the Fund increases, thereby allowing the shareholders to potentially participate in any economies of scale. The Board further noted that, with the exception of the Tax Exempt Insured Fund, SunAmerica has agreed to contractually cap the total annual operating expenses of the Funds, at certain levels. The Board also noted that SunAmerica has contractually agreed to waive a portion of its management fee with respect to the Tax Exempt Insured Fund. The Board observed that those expense caps and fee waivers benefited shareholders by keeping total fees down even in the absence of breakpoints or economies of scale. The Board concluded that the Funds' management fee structure was reasonable and that it would continue to review fees in connection with the renewal of the Advisory Agreement, including whether the implementation of additional breakpoints would be appropriate in the future due to an increase in asset size or otherwise.

The Board did not review specific information regarding whether there have been economies of scale with respect to the Subadvisers' management of the Funds because it regards that information as less relevant at the subadviser level. Rather, the Board considered information regarding economies of scale in the context of the renewal of the Advisory Agreement.

        SUNAMERICA INCOME FUNDS
        APPROVAL OF ADVISORY AGREEMENTS -- SEPTEMBER 30, 2011 -- (UNAUDITED) (CONTINUED)


OTHER FACTORS

In consideration of the Advisory Agreement and Subadvisory Agreements, the Board also received information regarding SunAmerica's and the Subadvisers' brokerage and soft dollar practices. The Board considered that SunAmerica and the Subadvisers are responsible for decisions to buy and sell securities for the portfolios they manage, selection of broker-dealers and negotiation of commission rates. The Board also considered the benefits SunAmerica and the Subadvisers may derive from soft dollar arrangements, including arrangements under which brokers provide brokerage and/or research services to SunAmerica and/or the Subadvisers in return for allocating brokerage; however, the Board noted that the securities in which the Funds invest are traded primarily in the over-the-counter market on a "net" basis with dealers acting as principal for their own accounts without a stated commission (although the price of the security usually includes a profit to the dealer) and, therefore, the Funds generally do not incur brokerage commissions. Accordingly, the Board observed that SunAmerica and the Subadvisers typically would not receive soft dollar benefits in return for allocating the Funds' brokerage transactions. The Board further observed that when making purchases of new issues with fixed underwriting fees, SunAmerica or the Subadvisers may designate the use of broker-dealers who have agreed to provide certain statistical, research and other information.

CONCLUSION

After a full and complete discussion, the Board approved the Advisory Agreement and the Subadvisory Agreements, each for a one-year period ending June 30, 2012. Based upon their evaluation of all these factors in their totality, the Board, including the Disinterested Trustees, was satisfied that the terms of the Advisory Agreement and Subadvisory Agreements were fair and reasonable and in the best interests of the Funds and the Funds' shareholders. In arriving at a decision to approve the Advisory Agreement and Subadvisory Agreements the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together. The Disinterested Trustees were also assisted by the advice of independent counsel in making this determination.

[LOGO] SunAmerica
       Mutual Funds

HARBORSIDE FINANCIAL CENTER
3200 PLAZA 5
JERSEY CITY, NJ 07311-4992

DIRECTORS/TRUSTEES         VOTING PROXIES ON TRUST    DISCLOSURE OF QUARTERLY
 Richard W. Grant          PORTFOLIO SECURITIES       PORTFOLIO HOLDINGS
 Peter A. Harbeck          A description of the       The Trust is required to
 Dr. Judith L. Craven      policies and proce-dures   file its com-plete
 William F. Devin          that the Trust uses to     schedule of portfolio
 Stephen J. Gutman         determine how to vote      holdings with the U.S.
 William J. Shea           proxies relating to        Securities and Exchange
                           secu-rities held in a      Commission for its first
OFFICERS                   Fund's portfolio, which    and third fiscal quarters
 John T. Genoy, President  is available in the        on Form N-Q. The Trust's
 Donna M. Handel,          Trust's Statement of       Forms N-Q are available
   Treasurer               Additional Information,    on the U.S. Securities
 James Nichols, Vice       may be ob-tained without   and Exchange Commis-sion
   President               charge upon request, by    website at www.sec.gov.
 Timothy Pettee, Vice      calling (800) 858-8850.    You can also review and
   President               The in-formation is also   obtain copies of the
 Michael Cheah, Vice       available from the EDGAR   Forms N-Q at the U.S.
   President               database on the U.S.       Securities and Exchange
 Katherine Stoner, Vice    Secu-rities and Exchange   Commission Public
   President and Chief     Commission's website at    Refer-ence Room in
   Compliance Officer      http://www.sec.gov.        Washington DC
 Gregory N. Bressler,                                 (information on the
   Chief Legal Officer     DELIVERY OF SHAREHOLDER    operation of the Public
   and Secretary           DOCUMENTS                  Reference Room may be
 Nori L. Gabert, Vice      The Funds have adopted a   ob-tained by calling
   President and           policy that allows them    1-800-SEC-0330).
   Assistant Secretary     to send only one copy of
 Kathleen Fuentes,         a Fund's prospectus,       PROXY VOTING RECORD ON
   Assistant Secretary     proxy material, annual     SUNAMERICA INCOME FUNDS
 John E. McLean,           report and semi-annual     Information regarding how
   Assistant Secretary     report (the "shareholder   the Funds voted proxies
 Gregory R. Kingston,      documents") to             relating to securities
   Vice President and      shareholders with          held in the Funds during
   Assistant Treasurer     multiple accounts          the most recent twelve
 Christopher A. Okeke,     residing at the same       month period ended June
   Assistant Treasurer     "household." This          30 is available, once
 Matthew J. Hackethal,     practice is called         filed with the U.S.
   Anti-Money Laundering   householding and reduces   Securities and Exchange
   Compliance Officer      Fund expenses, which       Commission, without
                           benefits you and other     charge, upon request, by
INVESTMENT ADVISER         shareholders. Unless the   calling (800) 858-8850 or
 SunAmerica Asset          Funds receive              on the U.S. Securities
   Management Corp.        instructions to the        and Exchange Commission's
 Harborside Financial      con-trary, you will only   website at
   Center                  receive one copy of the    http://www.sec.gov.
 3200 Plaza 5              shareholder documents.
 Jersey City, NJ           The Funds will continue    This report is submitted
   07311-4992              to household the           solely for the general
                           share-holder documents     information of
DISTRIBUTOR                indefinitely, until we     shareholders of the
 SunAmerica Capital        are instructed otherwise.  Funds. Distribution of
   Services, Inc.          If you do not wish to      this report to persons
 Harborside Financial      participate in             other than shareholders
   Center                  householding please        of the Funds is
 3200 Plaza 5              contact Shareholder        authorized only in
 Jersey City, NJ           Services at (800)          con-nection with a
   07311-4992              858-8850 ext. 6010 or      currently effective
                           send a written request     pro-spectus, setting
SHAREHOLDER SERVICING      with your name, the name   forth details of the
AGENT                      of your fund(s) and your   Funds, which must precede
 SunAmerica Fund           account number(s) to       or accom-pany this report.
   Services, Inc.          SunAmerica Mutual Funds
 Harborside Financial      c/o BFDS, P.O. Box         The accompanying report
   Center                  219186, Kansas City MO,    has not been audited by
 3200 Plaza 5              64121-9186. We will        independent accountants
 Jersey City, NJ           resume individual          and accordingly no
   07311-4992              mailings for your account  opinion has been
                           within thirty (30) days    expressed thereon.
CUSTODIAN AND TRANSFER     of receipt of your
AGENT                      request.
 State Street Bank and
   Trust Company
 P.O. Box 419572
 Kansas City, MO
   64141-6572

                                    [GRAPHIC]


GO PAPERLESS!!

DID YOU KNOW THAT YOU HAVE THE OPTION TO
RECEIVE YOUR SHAREHOLDER REPORTS ONLINE?

By choosing this convenient service, you will no longer receive paper copies of Fund documents such as annual reports, semi-annual reports, prospectuses and proxy statements in the mail. Instead, you are provided with quick and easy access to this information via the Internet.
Why Choose Electronic Delivery?

IT'S QUICK -- Fund documents will be received faster than via traditional mail.

IT'S CONVENIENT -- Elimination of bulky documents from personal files.

IT'S COST EFFECTIVE -- Reduction of your Fund's printing and mailing costs.

TO SIGN UP FOR ELECTRONIC DELIVERY, FOLLOW
THESE SIMPLE STEPS:

                   1   GO TO
                       WWW.SUNAMERICAFUNDS.COM

                   2   CLICK ON THE LINK TO "GO PAPERLESS!!"

The email address you provide will be kept strictly confidential. Once your enrollment has been processed, you will begin receiving email notifications when anything you receive electronically is available online.

You can return to www.sunamericafunds.com at any time to change your email address, edit your preferences or to cancel this service if you choose to resume physical delivery of your Fund documents.

Please note - this option is only available to accounts opened through the Funds.

FOR INFORMATION ON RECEIVING THIS REPORT ONLINE, SEE INSIDE BACK COVER.

DISTRIBUTED BY:
SUNAMERICA CAPITAL SERVICES, INC.

This fund report must be preceded by or accompanied by a prospectus.

Investors should carefully consider a Fund's investment objectives, risks, charges and expenses before investing. The prospectus, containing this and other important information, can be obtained from your financial adviser, the SunAmerica Sales Desk at 800-858-8850, ext. 6003, or at www.sunamericafunds.com. Read the prospectus carefully before investing.

WWW.SUNAMERICAFUNDS.COM

INSAN - 9/11

[LOGO]

Sun America
Mutual Funds

Item 2.  Code of Ethics.

         Not applicable.

Item 3.  Audit Committee Financial Expert.

         Not applicable.

Item 4.  Principal Accountant Fees and Services.

         Not applicable.


Item 5.  Audit Committee of Listed Registrants.

         Not applicable.

Item 6.  Investments.

         Included in Item 1 to the Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

         Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

         Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

         Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

         There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Trustees that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by 22(b)(15)) of Schedule 14A (17 CFR 240.14a-
         101), or this Item 10.

Item 11. Controls and Procedures.

     (a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant's management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as (defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant's management, including the President and Treasurer, concluded that the registrant's disclosure controls and procedures are effective.

     (b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant's last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal contro1 over financial reporting.

Item 12. Exhibits.

     (a)  (1) Not Applicable.

          (2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

          (3) Not applicable.

     (b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Income Funds

By: /s/ John T. Genoy
    -------------------
    John T. Genoy
    President

Date: December 8, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John T. Genoy
    -------------------
    John T. Genoy
    President

Date: December 8, 2011

By: /s/ Donna M. Handel
    -------------------
    Donna M. Handel
    Treasurer

Date: December 8, 2011